       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 22, 2009.
                                                            FILE NOS. 333-137862
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 6                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 7                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)


                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                             MALLARY L. REZNIK, ESQ.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:




[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on July 27, 2009 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Plus Variable Annuity;
                                                Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Plus Variable Annuity;
                                                Purchasing a Polaris Plus Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Plus Variable Annuity
                                                (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Plus Variable
                                                Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY


                                   PROSPECTUS

                                  JULY 27, 2009


               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                               issued by Depositor

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN



This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST") or SunAmerica Series Trust ("SAST").



UNDERLYING FUNDS:                    MANAGED BY:
     Aggressive Growth               Wells Capital Management Inc.
     Alliance Growth                 AllianceBernstein, L.P.
     Asset Allocation                Edge Asset Management, Inc.
     Balanced                        J.P. Morgan Investment Management Inc.
     Capital Appreciation            Wellington Management Company, LLP
     Cash Management                 Columbia Management Advisors, LLC
     Corporate Bond                  Federated Investment Management Company
     Davis Venture Value             Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)        SunAmerica Asset Management Corp.
     Emerging Markets                Putnam Investment Management, LLC
     Equity Index                    FAF Advisors, Inc.
     Equity Opportunities            OppenheimerFunds, Inc.
     Fundamental Growth              Wells Capital Management Inc.
     Global Bond                     Goldman Sachs Asset Management International
     Global Equities                 J.P. Morgan Investment Management Inc.
     Government and Quality Bond     Wellington Management Company, LLP
     Growth                          Wellington Management Company, LLP
     Growth-Income                   AllianceBernstein, L.P.
     High-Yield Bond                 SunAmerica Asset Management Corp.
     International Diversified       Morgan Stanley Investment Management, Inc.(2)
       Equities
     International Growth & Income   Putnam Investment Management, LLC
     Real Estate                     Davis Selected Advisers, L.P.
     Small Company Value             Franklin Advisory Services, LLC
     Telecom Utility                 Massachusetts Financial Services Company
     Total Return Bond               Pacific Investment Management Company LLC



(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income.

(2) Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "Van Kampen."


This contract is no longer available for new sales.




Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 27, 2009. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      5
     Maximum Owner Transaction Expenses....................................      5
     Contract Maintenance Fee..............................................      5
     Separate Account Annual Expenses......................................      5
     Additional Optional Feature Fee.......................................      5
       Optional Income Protector Fee.......................................      5
     Underlying Fund Expenses..............................................      5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      6
THE POLARIS PLUS VARIABLE ANNUITY..........................................      7
PURCHASING A POLARIS PLUS VARIABLE ANNUITY.................................      7
     Allocation of Purchase Payments.......................................      8
     Accumulation Units....................................................      9
     Right to Examine......................................................      9
     Exchange Offers.......................................................     10
     Important Information for Military Servicemembers.....................     10
INVESTMENT OPTIONS.........................................................     10
     Variable Portfolios...................................................     10
       Anchor Series Trust.................................................     10
       SunAmerica Series Trust.............................................     10
     Substitution, Addition or Deletion of Variable Portfolios.............     12
     Fixed Accounts........................................................     12
     Dollar Cost Averaging Fixed Accounts..................................     12
     Dollar Cost Averaging Program.........................................     12
     Transfers During the Accumulation Phase...............................     13
     Automatic Asset Rebalancing Program...................................     15
     Voting Rights.........................................................     16
ACCESS TO YOUR MONEY.......................................................     16
     Withdrawal Restrictions...............................................     16
     Texas Optional Retirement Program.....................................     16
     Systematic Withdrawal Program.........................................     17
     Loans.................................................................     17
     Free Withdrawal Amount................................................     17
     Minimum Contract Value................................................     17
DEATH BENEFIT..............................................................     17
EXPENSES...................................................................     18
     Separate Account Charges..............................................     18
     Withdrawal Charges....................................................     18
     Exceptions to Withdrawal Charge.......................................     19
     Income Protector Program Fee..........................................     19
     Underlying Fund Expenses..............................................     19
     Transfer Fee..........................................................     19
     Premium Tax...........................................................     19
     Income Taxes..........................................................     20
     Reduction or Elimination of Fees, Expenses and
            Additional Amounts Credited....................................     20
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     20
ANNUITY INCOME OPTIONS.....................................................     21
     Annuity Date..........................................................     21
     Annuity Income Options................................................     22
     Fixed or Variable Annuity Income Payments.............................     22
     Annuity Income Payments...............................................     22
     Transfers During the Income Phase.....................................     23
     Deferment of Payments.................................................     23
     Optional Income Protector Program.....................................     23
TAXES......................................................................     25
     Annuity Contracts in General..........................................     25
     Tax Treatment of Distributions -
            Non-Qualified Contracts........................................     25
     Tax Treatment of Distributions -
            Qualified Contracts............................................     26
     Required Minimum Distributions........................................     27
     Tax Treatment of Death Benefits.......................................     28
     Contracts Owned by a Trust or Corporation.............................     28
     Gifts, Pledges and/or Assignments of a Contract.......................     28
     Diversification and Investor Control..................................     28
OTHER INFORMATION..........................................................     29
     The Distributor.......................................................     29
     The Company...........................................................     29
     The Separate Account..................................................     30
     The General Account...................................................     30
     Financial Statements..................................................     31
     Administration........................................................     31
     Legal Proceedings.....................................................     32
     Registration Statements...............................................     32
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................     32
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
  PROGRAM..................................................................    B-1
APPENDIX C - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1,
  2007.....................................................................    C-1
APPENDIX D - STATE CONTRACT AVAILABILITY
  AND/OR VARIABILITY.......................................................    D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.


ANNUITY DATE - The date on which annuity income payments are to begin, as selected by you.



ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your Contract during the Income Phase.



BENEFICIARY (IES) - The person(s) you designate to receive any benefits under the Contract if you or the Annuitant dies.



COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), the insurer that issues this Contract. The term "we," "us" and "our" are also used to identify the issuing Company.



CONTRACT - The variable annuity contract issued by SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"). This includes any applicable group master contract, certificate and endorsement.



CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by SunAmerica Annuity. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.


EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.



INCOME PHASE - The period during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when a person has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUND - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris Plus Variable Annuity is a Contract between you and SunAmerica Annuity. It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily net asset value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over time. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE
OF EACH PURCHASE PAYMENT)(2)................   6%



TRANSFER FEE..............................  None(3)



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE................................................... None



SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


Mortality and Expense Risk Fee...........   1.10%
Distribution Expense Fee.................   0.15%
                                            -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...   1.25%





ADDITIONAL OPTIONAL FEATURE FEE

The Income Protector is an optional guaranteed minimum income benefit. You may elect either Income Protector option described below.

OPTIONAL INCOME PROTECTOR FEE
(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)


OPTION                                   ANNUAL FEE(4)
------                                   -------------
Income Protector Plus.................       0.15%
Income Protector Max..................       0.30%




UNDERLYING FUND EXPENSES (AS OF JANUARY 31, 2009)



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND EXPENSES                                         MINIMUM   MAXIMUM
-------------------------------------                                         -------   -------
(expenses that are deducted from Trust assets, including management fees,
other expenses and 12b-1 fees, if applicable)..............................    0.49%     1.40%



FOOTNOTES TO THE FEE TABLE:


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.


(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:

YEARS SINCE RECEIPT OF PURCHASE PAYMENT:...............    1     2     3     4     5     6     7+
Schedule A*............................................    6%    6%    5%    5%    4%    0%    0%
Schedule B**...........................................    6%    6%    5%    5%    4%    4%    0%



   * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. Please see EXPENSES below.

  ** This Withdrawal Charge Schedule applies to all other participants.

(3) We reserve the right to charge $25 per transfer after the first 15 transfers in any contract year in the future.

(4) The fee is deducted from your Contract value annually.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expense of 1.25%, election of the optional Income Protector Max (0.30%), and investment in the Underlying Fund with total expenses of 1.40%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $898      $1,413     $1,952     $3,271



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $298       $913      $1,552     $3,271





MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the Underlying Fund with total expenses of 0.49%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $777      $1,048     $1,344     $2,052



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $177       $548       $944      $2,052



EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.




3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        THE POLARIS PLUS VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.


     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.



     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime if elected, or another available period you select.


We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.


This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making annuity income payments to you out of the money accumulated in your Contract.


The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.


Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the particular Fixed Account in which you invest.



For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.


This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     - salary reduction contributions, arranged through your employer; and/or

     - direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


MAXIMUM ISSUE AGE


In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION FOR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.




JOINT OWNERSHIP


We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


DOMESTIC PARTNERS AND SAME-SEX SPOUSES





Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow Same-Sex Spouses to marry ("Same-Sex Spouses"). However, Domestic Partners and Same-Sex Spouses who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners and same-sex partners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.



ASSIGNMENT OF THE CONTRACT



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.




ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.


Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.




Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:


SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330


Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:


SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330


Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.



ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 1


     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SUNAMERICA SERIES TRUST - CLASS 1

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

               (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                      MANAGED BY:                                      TRUST    ASSET CLASS
----------------                      -----------                                      -----    -----------
Aggressive Growth                     Wells Capital Management Inc.                    SAST     STOCK
Alliance Growth                       AllianceBernstein, L.P.                          SAST     STOCK
Asset Allocation                      Edge Asset Management, Inc.                      AST      BALANCED
Balanced                              J.P. Morgan Investment Management Inc.           SAST     BALANCED
Capital Appreciation                  Wellington Management Company, LLP               AST      STOCK
Cash Management                       Columbia Management Advisors, LLC                SAST     CASH
Corporate Bond                        Federated Investment Management Company          SAST     BOND
Davis Venture Value                   Davis Selected Advisers, L.P.                    SAST     STOCK
"Dogs" of Wall Street(1)              SunAmerica Asset Management Corp.                SAST     STOCK
Emerging Markets                      Putnam Investment Management, LLC                SAST     STOCK
Equity Index                          FAF Advisors, Inc.                               SAST     STOCK
Equity Opportunities                  OppenheimerFunds, Inc.                           SAST     STOCK
Fundamental Growth                    Wells Capital Management Inc.                    SAST     STOCK
Global Bond                           Goldman Sachs Asset Management International     SAST     BOND
Global Equities                       J.P. Morgan Investment Management Inc.           SAST     STOCK
Government and Quality Bond           Wellington Management Company, LLP               AST      BOND
Growth                                Wellington Management Company, LLP               AST      STOCK
Growth-Income                         AllianceBernstein, L.P.                          SAST     STOCK
High-Yield Bond                       SunAmerica Asset Management Corp.                SAST     BOND
International Diversified Equities    Morgan Stanley Investment Management, Inc.(2)    SAST     STOCK
International Growth & Income         Putnam Investment Management, LLC                SAST     STOCK
Real Estate                           Davis Selected Advisers, L.P.                    SAST     STOCK
Small Company Value                   Franklin Advisory Services, LLC                  SAST     STOCK
Telecom Utility                       Massachusetts Financial Services Company         SAST     STOCK
Total Return Bond                     Pacific Investment Management Company LLC        SAST     BOND



(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income.


(2) Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "Van Kampen."


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES
                     CONTAIN DETAILED INFORMATION ABOUT THE
UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK
                                    FACTORS.

If applicable, your Plan may limit the Underlying Funds available under your Contract.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.



FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.


We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:


     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.



SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


All transfer requests in excess of 15 transfers within a rolling 12-month look-back period ("12-Month Rolling Period") must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer.



For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16,
2007).



We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.



We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.



AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer ("Default Rebalancing Instructions"). For example, your current contract value is allocated 80% in Variable Portfolio A and 20% in Variable Portfolio B. You request a transfer of 50% from Variable Portfolio A to Variable Portfolio C. Then your Default Rebalancing Instructions would be 40% in Variable Portfolio A, 20% in Variable Portfolio B and 40% in Variable Portfolio C. You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio which had higher returns into a Variable Portfolio which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth

     Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your Contract in three ways:

     - by receiving annuity income payments during the Income Phase, PLEASE SEE ANNUITY INCOME OPTIONS BELOW; or

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.


Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.



Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account option. Such deferrals are limited to no longer than six months.



We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please contact the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each Fixed Account option in which you are invested.


WITHDRAWAL RESTRICTIONS


Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. PLEASE SEE TAXES BELOW.


If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.


If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to SunAmerica Annuity that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that SunAmerica Annuity may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. PLEASE SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.


In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by

Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM


If you elect the Systematic Withdrawal program and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be at least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.



The program is not available to everyone. Please contact our Annuity Service Center, which can provide the necessary enrollment forms.





WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS


If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from SunAmerica Annuity. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from SunAmerica Annuity's Annuity Service Center.


FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).



MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal, or;

     2. Contract value.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed annuity income payments (or a portion thereof) in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on Beneficiary designation which are discussed in the Beneficiary Designation Form.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


The death benefit must be paid by December 31st of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31st of the calendar year immediately following the year of your death.


If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:


      (i) December 31st of the calendar year immediately following the calendar year in which the Participant died, and



     (ii) December 31st of the calendar year in which the Participant would have attained age 70 1/2.




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.



SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.25% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES


We apply a withdrawal charge against each Purchase Payment you contribute to the Contract if you seek withdrawal of that payment prior to the end of a specified period.


If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)


-------------------------------------------------------------------------
 YEARS SINCE PURCHASE
 PAYMENT RECEIPT              1       2       3       4       5       6
-------------------------------------------------------------------------
 WITHDRAWAL CHARGE           6%      6%      5%      5%      4%      0%
-------------------------------------------------------------------------



EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)


---------------------------------------------------------------------------------
 YEARS SINCE PURCHASE
 PAYMENT RECEIPT              1       2       3       4       5       6       7
---------------------------------------------------------------------------------
 WITHDRAWAL CHARGE           6%      6%      5%      5%      4%      4%      0%
---------------------------------------------------------------------------------



You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

EXCEPTIONS TO WITHDRAWAL CHARGE

A withdrawal charge is not applicable to withdrawals requested in the following situations:


     - Annuitization (except if under the Income Protector Program), PLEASE SEE ANNUITY INCOME OPTIONS BELOW;


     - Death Benefits, PLEASE SEE DEATH BENEFIT ABOVE;

     - After your 10th Contract anniversary;

     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     - Disability occurring after Contract issue;

     - Hardship occurring after Contract issue;

     - After separation from service occurring after Contract issue;

     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; or

     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

INCOME PROTECTOR PROGRAM FEE

We charge a fee for the Income Protector program, as follows:

--------------------------------------------------------
                              ANNUAL FEE AS A % OF YOUR
           OPTION                INCOME BENEFIT BASE
--------------------------------------------------------
   Income Protector Plus                0.15%
--------------------------------------------------------
    Income Protector Max                0.30%
--------------------------------------------------------



Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program after Contract issue, we begin deducting the annual fee on the Contract anniversary following election of the Income Protector program. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date. PLEASE SEE OPTIONAL INCOME PROTECTOR PROGRAM BELOW.




UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. PLEASE SEE INVESTMENT OPTIONS ABOVE.



PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY

APPENDIX BELOW for a listing of the states that charge premium taxes and the percentage of the tax.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.


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            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

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--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2008 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.



PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive two kinds of payments described below.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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--------------------------------------------------------------------------------

ANNUITY DATE


During the Income Phase, we use the money accumulated in your Contract to make regular annuity income payments to you. You may switch to the Income Phase any time. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Once you begin receiving annuity income payments, you cannot change your annuity income option. Except as indicated under Option 5, once you begin receiving annuity income payments, you cannot otherwise access your money through withdrawal or surrender.


Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking required minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. PLEASE SEE TAXES BELOW.

As to TSAs and IRAs, an annuity income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which annuity income payments may begin. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date. If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

ANNUITY INCOME OPTIONS


Currently, this Contract offers five standard annuity income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments will be made in accordance with Option 4 for a period of 10 years. For annuity income payments selected for joint lives, we pay according to Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you, as the contract owner, must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE ANNUITY INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.



FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.



ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.



DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

OPTIONAL INCOME PROTECTOR PROGRAM


If elected, this program provides a future "safety net" in the event that, when you choose to begin receiving annuity income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement annuity income upon annuitization. With the Income Protector program you know the level of minimum annuity income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.


The Income Protector program provides two levels of minimum retirement annuity income. The two available options are the Income Protector Plus and Income Protector Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on annuity income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED ANNUITY INCOME


We base the amount of minimum annuity income available to you if you take annuity income payments using the Income Protector program upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.


The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.


Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:


     (a) is,

          - for the first year of calculation, your contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;


     (b) is the sum of all Purchase Payments made into the Contract since the last contract anniversary, and;


     (c) is all withdrawals and applicable fees and charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving annuity income under the program:

--------------------------------------------------------
             OPTIONS                    GROWTH RATE*
--------------------------------------------------------
    The Income Protector Plus              3.25%
--------------------------------------------------------
     The Income Protector Max              5.25%
--------------------------------------------------------



* If you elect the Plus or Max feature on a subsequent anniversary, the growth rates may be different.


The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.

ENROLLING IN THE INCOME PROTECTOR PROGRAM


If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the Income Phase for at least seven years following your enrollment.


STEP-UP OF YOUR INCOME BENEFIT BASE


You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing annuity income payments through the Income Protector program is restarted if you step-up your Income Benefit Base.


You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

ELECTING TO RECEIVE ANNUITY INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the seventh or later contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the contract anniversary of your most recent Step-Up.

The contract anniversary prior to your election to begin receiving annuity income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement annuity income. To arrive at the minimum guaranteed fixed retirement annuity income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the annuity income option you select to your final Income Benefit Base.

You then choose if you would like to receive that annuity income annually, quarterly or monthly for the time guaranteed under your selected annuity income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract at the Income Benefit Date, and any applicable premium taxes.

The annuity income options available when using the Income Protector program to receive your retirement annuity income are:

     - Life Annuity with 10 Year Period Certain; or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain


At the time you elect to begin the Income Phase, we will calculate your annual annuity income using both your final Income Benefit Base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector program will be different. You will receive whichever provides a greater stream of annuity income. If you take annuity income payments using the Income Protector program, your annuity income payments will be fixed in amount. You are not required to use the Income Protector program to receive your annuity income payments. The general provisions of your Contract provide other annuity income options. However, we will not refund fees paid for the Income Protector program if you begin taking annuity income payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR PROGRAM, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


NOTE TO QUALIFIED CONTRACTHOLDERS


Qualified Contracts generally require that you select an annuity income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector program, you must take annuity income payments under one of two annuity income options. If those annuity income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the Income Protector program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit. You should consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

We charge a fee for the Income Protector program, as follows:

--------------------------------------------------------
                                 ANNUAL FEE AS A % OF
           OPTION              YOUR INCOME BENEFIT BASE
--------------------------------------------------------
   Income Protector Plus                0.15%
--------------------------------------------------------
    Income Protector Max                0.30%
--------------------------------------------------------


Since the Income Benefit Base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.


If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date.


After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.

The Income Protector program may not be available in your state. Please consult your financial representative for information regarding availability. PLEASE SEE APPENDIX B FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM.

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                                      TAXES
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--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.



ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.


You may wish to discuss the new regulations and/or the general information above with your tax adviser.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.



REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans.

If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.




TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.




CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not treat a Non-Qualified contract owned by a Non-Natural Owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.




GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.



DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.



THE COMPANY


SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.



For details regarding name changes and redomestication of the Company, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


OWNERSHIP STRUCTURE OF THE COMPANY


SunAmerica Annuity is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation.



American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement services and asset management. In September 2008, American International Group experienced a severe strain on its liquidity that resulted in American International Group, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.



Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of American International Group through the issuance of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.



Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, American International Group's participation under the Troubled Assets Relief Program ("TARP") and American International Group's restructuring plans can be found in American International Group's Form 10-K and subsequent filings on Form 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.



In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, American International Group management assessed whether American International Group has the ability to continue operations as a going concern for the next 12 months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the United States Department of the Treasury, American International Group management's plans to stabilize American International Group's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, American International Group management believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of American International Group management's plans could be materially different, or that one or more of American International Group management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, American International Group may need additional U.S. government support to meet its obligations as they come due, including obligations under the support agreement discussed below and/or to provide capital support to its subsidiaries, such as the Company should such a need arise.

OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of American International Group and rating downgrades beginning late in the third quarter of 2008, the uncertainties associated with American International Group's restructuring plan and other American International Group-related news also has an impact on the Company's sales.


The Company is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.



THE SEPARATE ACCOUNT


SunAmerica Annuity originally established the Separate Account, Variable Annuity Account Seven, under Arizona law on August 28, 1998.


The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.



THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts , including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

PLEASE SEE APPENDIX C FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES BY AMERICAN HOME

ASSURANCE COMPANY FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.



FINANCIAL STATEMENTS


There are various sets of financial statements included in the Registration Statement. The financial statements of the Company, the Separate Account and the Guarantor, if applicable, are available by requesting a copy of the Statement of Additional Information. The financial statements of American International Group are incorporated by reference herein. Information about how to obtain these documents is provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix C for more information regarding the Guarantor.


AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT



American International Group's 10-K is incorporated herein by reference and we provide you notice of certain other filings made by American International Group because there is a Support Agreement in place whereby American International Group has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires American International Group to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against American International Group on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.



The consolidated financial statements incorporated in this prospectus by reference to American International Group's Current Report on Form 8-K dated June 29, 2009 and the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of American International Group for the year ended December 31, 2008, filed on March 2, 2009, have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. In addition, American International Group made two filings on Form 10-K/A filed on March 13, 2009 and April 30, 2009.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

We encourage both existing and prospective contract owners to read and understand the financial statements.


The SEC allows the Company to "incorporate by reference" some of the information American International Group files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.


The financial statements are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


American International Group is subject to the informational requirements of the Exchange Act of 1934 and as a result files reports and other information with the SEC to meet those requirements. American International Group files this information electronically via EDGAR and it is available to the public through the SEC's website at www.sec.gov.




You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862



ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI are listed below.


Separate Account and the Company

General Account

Support Agreement Between the Company and American International Group

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements



IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, PLEASE SEE APPENDIX C FOR THE TABLE OF CONTENTS APPLICABLE TO YOUR STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         INCEPTION TO    FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                         FISCAL YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                            ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
VARIABLE PORTFOLIOS        4/30/99      4/30/00    4/30/01    4/30/02    4/30/03    4/30/04    4/30/05    4/30/06
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......  (a)     15.48      16.18      24.02     17.202     13.067     10.587     12.923     14.167
                        (b)                            9.66      6.660      5.079      4.131      5.063      5.573
  Ending AUV..........  (a)     16.18      24.02      17.20     13.067     10.587     12.923     14.167     17.412
                        (b)                            6.66      5.079      4.131      5.063      5.573      6.877
  Ending Number of
     AUs..............  (a)    28,487    907,848    951,846    893,284    812,929    790,356    693,354    535,535
                        (b)                             463        980        288        310         22         12
------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......  (a)     40.86      40.20      49.82     35.913     28.657     24.004     26.836     27.116
                        (b)                            8.81      7.072      5.666      4.756      5.349      5.426
  Ending AUV..........  (a)     40.20      49.82      35.91     28.657     24.004     26.836     27.116     34.464
                        (b)                            7.07      5.666      4.765      5.349      5.426      6.924
  Ending Number of
     AUs..............  (a)   147,759  2,826,566  2,862,749  2,724,668  2,424,504  2,306,310  1,847,707  1,400,581
                        (b)                             694      3,136      1,984      2,006      2,006      1,916
------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV.......  (a)     18.47      19.16      19.87     19.099     18.333     17.703     20.967     22.195
                        (b)                                                                                 13.223
  Ending AUV..........  (a)     19.16      19.87      19.10     18.333     17.703     20.967     22.195     24.400
                        (b)                                                                                 13.939
  Ending Number of
     AUs..............  (a)    27,027    593,068    638,666    602,916    571,196    662,512    566,460    480,138
                        (b)                                                                                      7
------------------------------------------------------------------------------------------------------------------

BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......  (a)     17.30      17.48      19.40     16.396     14.298     12.956     14.239     14.670
                        (b)                            9.32      8.067      7.063      6.426      7.091      7.335
  Ending AUV..........  (a)     17.48      19.40      16.40     14.298     12.956     14.239     14.670     15.657
                        (b)                            8.07      7.063      6.426      7.091      7.335      7.860
  Ending Number of
     AUs..............  (a)   254,773  4,976,910  4,927,161  4,592,956  4,022,365  3,723,491  2,949,416  2,192,601
                        (b)                             399      2,546        837        837        630        630
------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......  (a)     27.21      28.69      45.44     37.392     31.686     27.782     34.031     34.158
                        (b)                           10.00      8.575      7.295      6.422      7.899      7.960
  Ending AUV..........  (a)     28.69      45.44      37.39     31.686     27.782     34.031     34.158     43.027
                        (b)                            8.57      7.295      6.422      7.899      7.960     10.067
  Ending Number of
     AUs..............  (a)    52,736    878,168    935,668    939,065    872,982    849,975    718,778    552,955
                        (b)                             818      3,904      2,897      2,025      1,009      1,009
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV.......  (a)     11.95      11.99      12.45     13.012     13.185     13.171     13.080     13.092
                        (b)                           10.22     10.325     10.505     10.536     10.505     10.557
  Ending AUV..........  (a)     11.99      12.45      13.01     13.185     13.171     13.080     13.092     13.373
                        (b)                           10.32     10.505     10.536     10.505     10.557     10.827
  Ending Number of
     AUs..............  (a)   337,271  2,131,823  2,060,001  1,839,033  1,553,588  1,210,503  1,115,235    734,314
                        (b)                           1,701      3,026      3,497      3,497      3,497          0
------------------------------------------------------------------------------------------------------------------

                          FISCAL     FISCAL     FISCAL
                           YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED
VARIABLE PORTFOLIOS      4/30/07    4/30/08    4/30/09
-------------------------------------------------------
-------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......     17.412     19.606     15.857
                            6.877      7.774      6.313
  Ending AUV..........     19.606     15.857      8.598
                            7.774      6.313      3.437
  Ending Number of
     AUs..............    437,327    363,501    300,673
                               12         12         12
-------------------------------------------------------

ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......     34.464     35.163     34.958
                            6.924      7.093      7.080
  Ending AUV..........     35.163     34.958     23.916
                            7.093      7.080      4.863
  Ending Number of
     AUs..............  1,082,445    873,281    722,991
                            1,916      1,916      1,916
-------------------------------------------------------

ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV.......     24.400     26.984     26.899
                           13.939     15.437     15.390
  Ending AUV..........     26.984     26.899     20.967
                           15.437     15.390     12.003
  Ending Number of
     AUs..............    417,975    364,188    290,132
                               22         22         22
-------------------------------------------------------

BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......     15.657     17.453     16.708
                            7.860      8.796      8.454
  Ending AUV..........     17.453     16.708     12.818
                            8.796      8.454      6.512
  Ending Number of
     AUs..............  1,710,123  1,424,818  1,080,942
                              630        524        524
-------------------------------------------------------

CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......     43.027     47.003     50.969
                           10.067     11.041     12.021
  Ending AUV..........     47.003     50.969     33.199
                           11.041     12.021      7.861
  Ending Number of
     AUs..............    457,173    398,515    320,932
                            1,009        926        926
-------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV.......     13.373     13.858     14.162
                           10.827     11.265     11.558
  Ending AUV..........     13.858     14.162     14.073
                           11.265     11.558     11.531
  Ending Number of
     AUs..............    728,402    700,672    539,768
                               30         30         30
-------------------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

                         INCEPTION TO    FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                         FISCAL YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                            ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
VARIABLE PORTFOLIOS        4/30/99      4/30/00    4/30/01    4/30/02    4/30/03    4/30/04    4/30/05    4/30/06
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV.......  (a)     13.09      13.15      12.77     13.649     14.359     15.637     16.594     17.235
                        (b)                           10.00      9.958     10.517                           12.777
  Ending AUV..........  (a)     13.15      12.77      13.65     14.359     15.637     16.594     17.235     17.476
                        (b)                            9.96     10.517                                      13.007
  Ending Number of
     AUs..............  (a)    32,037    600,023    644,043    685,610    679,219    634,989    500,897    368,666
                        (b)                               5        255                                           0
------------------------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......  (a)     25.34      26.76      30.39     28.201     25.682     22.336     29.081     31.579
                        (b)                           10.00      9.864      9.019      7.875     10.294     11.223
  Ending AUV..........  (a)     26.76      30.39      28.20     25.682     22.336     29.081     31.579     36.641
                        (b)                            9.86      9.019      7.875     10.294     11.223     13.074
  Ending Number of
     AUs..............  (a)    37,452    748,416    830,018    876,039    837,110    860,682    736,735    611,559
                        (b)                             719      4,088      1,413      1,375      1,204      1,168
------------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV.......  (a)      9.42      10.22       8.41      9.436     10.177      8.758     10.912     11.108
                        (b)                                                           11.646     11.804     12.064
  Ending AUV..........  (a)     10.22       8.41       9.44     10.177      8.758     10.912     11.108     11.749
                        (b)                                                           11.804     12.064     12.811
  Ending Number of
     AUs..............  (a)    30,615    665,329    640,566    657,864    647,923    609,287    496,507    377,380
                        (b)                                                                8          8          4
------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV.......  (a)      6.60       7.63       9.68      6.741      7.366      6.102      9.107     11.202
                        (b)                           10.00      9.120     10.010                           15.408
  Ending AUV..........  (a)      7.63       9.68       6.74      7.366      6.102      9.107     11.202     18.302
                        (b)                            9.12     10.010                                      25.275
  Ending Number of
     AUs..............  (a)    18,838    588,449    588,363    599,115    518,892    680,531    544,013    595,058
                        (b)                              90        797                                           0
------------------------------------------------------------------------------------------------------------------

EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV.......  (a)     10.00      10.26      10.82      9.277      7.965      6.794      8.190      8.555
                        (b)                            8.98      8.357      7.203                            7.831
  Ending AUV..........  (a)     10.26      10.82       9.28      7.965      6.794      8.190      8.555      9.708
                        (b)                            8.36      7.203                                       8.921
  Ending Number of
     AUs..............  (a)   400,093  6,227,727  6,183,325  5,912,696  5,344,702  5,140,659  4,114,983  3,059,876
                        (b)                             201        907                                           0
------------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.......  (a)     16.63      17.58      16.34     17.333     15.940     13.207     16.286     17.263
                        (b)                                                                                      0
  Ending AUV..........  (a)     17.58      16.34      17.33     15.940     13.207     16.286     17.263     19.241
                        (b)                                                                                      0
  Ending Number of
     AUs..............  (a)    25,264    422,715    445,284    477,854    463,108    428,881    329,288    225,546
                        (b)                                                                                      0
------------------------------------------------------------------------------------------------------------------

                          FISCAL     FISCAL     FISCAL
                           YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED
VARIABLE PORTFOLIOS      4/30/07    4/30/08    4/30/09
-------------------------------------------------------
-------------------------------------------------------

CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV.......     17.476     18.754     19.340
                           13.007     14.014     14.510
  Ending AUV..........     18.754     19.340     18.660
                           14.014     14.510     14.056
  Ending Number of
     AUs..............    299,842    264,197    212,736
                                0          0          0
-------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.......     36.641     41.733     40.096
                           13.074     14.951     14.422
  Ending AUV..........     41.733     40.096     25.481
                           14.951     14.422      9.202
  Ending Number of
     AUs..............    640,930    513,330    410,122
                            1,168        952        952
-------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV.......     11.749     13.680     12.748
                           12.811     14.977     14.024
  Ending AUV..........     13.680     12.748      8.704
                           14.977     14.024      9.642
  Ending Number of
     AUs..............    301,715    247,179    204,780
                                4          4          4
-------------------------------------------------------

EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV.......     18.302     21.277     25.638
                           25.275     29.501     35.690
  Ending AUV..........     21.277     25.638     13.652
                           29.501     35.690     19.081
  Ending Number of
     AUs..............    466,456    439,706    364,153
                                0          0          0
-------------------------------------------------------

EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV.......      9.708     10.984     10.293
                            8.921     10.134      9.536
  Ending AUV..........     10.984     10.293      6.560
                           10.134      9.536      6.101
  Ending Number of
     AUs..............  2,345,019  1,882,083  1,426,489
                                0          0          0
-------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.......     19.241     21.474     19.756
                                0          0          0
  Ending AUV..........     21.474     19.756     13.388
                                0          0          0
  Ending Number of
     AUs..............    175,835    144,341    128,495
                                0          0          0
-------------------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

                          INCEPTION TO    FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                          FISCAL YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                             ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
VARIABLE PORTFOLIOS         4/30/99      4/30/00    4/30/01    4/30/02    4/30/03    4/30/04    4/30/05    4/30/06
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........  (a)     25.97      26.04      30.47     22.464     17.538     14.568     16.767     16.392
                         (b)                           10.00      7.727      6.057      5.051      5.835      5.728
  Ending AUV...........  (a)     26.04      30.47      22.46     17.538     14.568     16.767     16.392     19.012
                         (b)                            7.73      6.057      5.051      5.835      5.728      6.668
  Ending Number of
     AUs...............  (a)   149,215  1,971,364  1,966,522  1,831,599  1,601,326  1,418,311  1,116,207    812,915
                         (b)                             371      1,209        174        174        174        189
-------------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........  (a)     14.43      14.54      14.36     15.454     15.801     16.849     16.975     17.683
                         (b)                           10.00     10.481     10.763                           12.171
  Ending AUV...........  (a)     14.54      14.36      15.45     15.801     16.849     16.975     17.683     18.119
                         (b)                           10.48     10.763                                      12.483
  Ending Number of
     AUs...............  (a)    40,454    510,047    517,475    510,010    476,778    424,680    337,148    257,706
                         (b)                             446        446                                          24
-------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV........  (a)     21.05      21.42      27.15     19.986     16.270     13.156     15.834     16.714
                         (b)                           10.00      8.673      7.089      5.753      6.938      7.359
  Ending AUV...........  (a)     21.42      27.15      19.99     16.270     13.156     15.834     16.714     22.433
                         (b)                            8.67      7.089      5.753      6.938                 9.911
  Ending Number of
     AUs...............  (a)    14,587    587,483    621,167    598,333    550,495    522,178    430,108    351,150
                         (b)                             499      1,959        212        212                     0
-------------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV........  (a)     13.60      13.60      13.50     14.844     15.704     16.834     16.804     17.353
                         (b)                           10.69     10.717     11.384     12.253     12.280     12.732
  Ending AUV...........  (a)     13.60      13.50      14.84     15.704     16.834     16.804     17.353     17.180
                         (b)                           10.72     11.384     12.253     12.280     12.732     12.656
  Ending Number of
     AUs...............  (a)   180,434  3,159,021  3,297,472  3,250,427  3,259,053  2,682,883  1,995,979  1,474,874
                         (b)                              25      3,422        326        175        132        132
-------------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........  (a)     27.45      28.24      34.09     29.136     25,649     21.660     26.870     28.327
                         (b)                           10.00      8.745      7.729      6.553      8.163      8.640
  Ending AUV...........  (a)     28.24      34.09      29.14     25.649     21.660     26.870     28.327     33.323
                         (b)                            8.75      7.729      6.553      8.163      8.640     10.204
  Ending Number of
     AUs...............  (a)    49,892    795,149    838,055    829,414    767,232    743,102    606,500    475,482
                         (b)                           1,549      4,575      1,707      1,707      1,317      1,256
-------------------------------------------------------------------------------------------------------------------

GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........  (a)     29.83      30.82      36.49     30.347     25.714     22.086     26.313     26.725
                         (b)                           10.00      8.734      7.431      6.407      7.659      7.809
  Ending AUV...........  (a)     30.82      36.49      30.35     25.714     22.086     26.313     26.725     31.224
                         (b)                            8.73      7.431      6.407      7.659      7.809      9.160
  Ending Number of
     AUs...............  (a)   124,672  2,435,756  2,501,326  2,430,317  2,202,766  2,102,000  1,686,135  1,259,880
                         (b)                             201      1,872        647        663        262        190
-------------------------------------------------------------------------------------------------------------------

                           FISCAL     FISCAL    FISCAL
                            YEAR       YEAR      YEAR
                           ENDED      ENDED     ENDED
VARIABLE PORTFOLIOS       4/30/07    4/30/08   4/30/09
------------------------------------------------------
------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........     19.012     19.834   21.141
                             6.668      6.982    7.464
  Ending AUV...........     19.834     21.141   12.533
                             6.982      7.464    4.434
  Ending Number of
     AUs...............    621,898    501,902  418,735
                               174        174      174
------------------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........     18.119     18.629   21.158
                            12.483     12.832   14.597
  Ending AUV...........     18.629     21.158   20.179
                            12.832     14.597   13.962
  Ending Number of
     AUs...............    212,271    209,814  166,388
                                24         24       24
------------------------------------------------------

GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV........     22.433     26.137   25.181
                             9.911     11.595   11.214
  Ending AUV...........     26.137     25.181   14.680
                            11.595     11.214    6.572
  Ending Number of
     AUs...............    311,898    260,212  211,805
                                 0          0        0
------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV........     17.180     18.078   18.940
                            12.656     13.371   14.064
  Ending AUV...........     18.078     18.940   19.374
                            13.371     14.064   14.444
  Ending Number of
     AUs...............  1,180,632  1,011,087  844,486
                               132         77       77
------------------------------------------------------

GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........     33.323     37.311   36.496
                            10.204     11.471   11.266
  Ending AUV...........     37.311     36.496   23.277
                            11.471     11.266    7.214
  Ending Number of
     AUs...............    388,417    352,337  292,549
                             1,256        973      973
------------------------------------------------------

GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........     31.224     33.998   32.221
                             9.160     10.014    9.529
  Ending AUV...........     33.998     32.221   20.107
                            10.014      9.529    5.964
  Ending Number of
     AUs...............    972,775    820,352  645,017
                               190        190      190
------------------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

                                  INCEPTION TO   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL
                                   FISCAL YEAR    YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
VARIABLE PORTFOLIOS                  4/30/99    4/30/00  4/30/01  4/30/02  4/30/03  4/30/04  4/30/05  4/30/06  4/30/07  4/30/08
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV.................  (a)    14.71    15.15    14.78   13.607   12.745   13.073   15.445   17.310   19.922   22.094
                                  (b)                      10.00    9.622    9.049                     12.453   14.361   15.950
  Ending AUV....................  (a)    15.15    14.78    13.61   12.745   13.073   15.445   17.310   19.922   22.094   21.247
                                  (b)                       9.62    9.049                              14.361   15.950   15.363
  Ending Number of AUs..........  (a)   23,707  375,439  380,713  368,246  352,067  340,552  272,262  201,721  188,501  146,590
                                  (b)                         82      539                                  22       21       21
-------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV.................  (a)    13.99    14.36    15.36   12.332   10.238    7.134    9.425   10.452   13.929   16.019
                                  (b)                                                         10.295   11.072   14.799   17.080
  Ending AUV....................  (a)    14.36    15.36    12.33   10.238    7.134    9.425   10.452   13.929   16.019   16.414
                                  (b)                                                         11.072   14.799   17.080   17.547
  Ending Number of AUs..........  (a)   22,528  381,038  399,062  397,985  378,565  390,108  341,679  317,227  276,894  263,148
                                  (b)                                                             44       44       44       44
-------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV.................  (a)    11.81    12.87    14.13   12.641   11.010    8.580   11.670   13.105   17.683   20.692
                                  (b)                       9.09    8.725    7.631    5.970    8.153    9.192   12.453   14.630
  Ending AUV....................  (a)    12.87    14.13    12.64   11.010    8.580   11.670   13.105   17.683   20.692   19.595
                                  (b)                       8.73    7.631    5.970    8.153    9.192   12.453   14.630   13.910
  Ending Number of AUs..........  (a)   14,725  555,461  591,348  600,190  576,640  583,393  551,102  501,721  496,563  437,413
                                  (b)                        213      807      668      750      750      722      712      712
-------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV.................  (a)     9.06     9.98     9.30   10.856   12.265   12.697   15.878   20.848   26.911   33.682
                                  (b)                      10.00   11.068   12.434   12.984   16.353   21.570   27.913   35.000
  Ending AUV....................  (a)     9.98     9.30    10.86   12.265   12.697   15.878   20.848   26.911   33.682   27.985
                                  (b)                      10.97   12.434            16.353   21.570   27.913   35.000   29.088
  Ending Number of AUs..........  (a)    5,242  182,417  209,952  269,182  322,682  341,188  319,242  265,567  250,482  145,959
                                  (b)                         17    1,034                 8        8       16       15       15
-------------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV.................  (a)    10.00    10.96    12.65   14.522   16.627   13.176   17.750   20.462   27.190   29.133
                                  (b)                      10.00   10.068   11.574    9.207   12.453   14.413   19.229   20.687
  Ending AUV....................  (a)    10.96    12.65    14.52   16.627   13.176   17.750   20.462   27.190   29.133   25.175
                                  (b)                      10.07   11.574    9.207   12.453   14.413   19.229   20.687   17.949
  Ending Number of AUs..........  (a)    4,634  260,742  332,571  458,007  457,922  494,691  456,434  384,054  340,500  246,769
                                  (b)                        211    1,010      403      427      427      416      416      362
-------------------------------------------------------------------------------------------------------------------------------

                                   FISCAL
                                    YEAR
                                   ENDED
VARIABLE PORTFOLIOS               4/30/09
-----------------------------------------
-----------------------------------------

HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b)
1/19/01)
  Beginning AUV.................   21.247
                                   15.363
  Ending AUV....................   15.780
                                   11.426
  Ending Number of AUs..........  125,934
                                       21
-----------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST
Class 1 Shares
(Inception Date - (a) 3/19/99 (b)
10/4/04)
  Beginning AUV.................   16.414
                                   17.547
  Ending AUV....................    9.452
                                   10.131
  Ending Number of AUs..........  218,854
                                       44
-----------------------------------------

INTERNATIONAL GROWTH & INCOME - SAST
Class 1 Shares
(Inception Date - (a) 3/24/99 (b)
10/24/00)
  Beginning AUV.................   19.595
                                   13.910
  Ending AUV....................   10.112
                                    7.207
  Ending Number of AUs..........  345,299
                                      712
-----------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b)
10/24/00)
  Beginning AUV.................   27.985
                                   29.088
  Ending AUV....................   14.083
                                   14.694
  Ending Number of AUs..........  109,677
                                       15
-----------------------------------------

SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV.................   25.175
                                   17.949
  Ending AUV....................   17.076
                                   12.227
  Ending Number of AUs..........  196,153
                                      362
-----------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

                                  INCEPTION TO   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL
                                   FISCAL YEAR    YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
VARIABLE PORTFOLIOS                  4/30/99    4/30/00  4/30/01  4/30/02  4/30/03  4/30/04  4/30/05  4/30/06  4/30/07  4/30/08
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.................  (a)    14.44    14.98    14.69   13.699   10.772    8.861   10.157   11.746   12.980   16.747
                                  (b)                      10.00    9.595             6.353    7.375    8.589    9.555   12.388
  Ending AUV....................  (a)    14.98    14.69    13.70   10.772    8.861   10.157   11.746   12.980   16.747   17.971
                                  (b)                       9.60                      7.375    8.589    9.555   12.388   13.321
  Ending Number of AUs..........  (a)   16,154  457,503  447,434  421,262  358,152  330,953  276,507  208,914  175,767  154,479
                                  (b)                        161                         15       59       20       52       52
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV.................  (a)    13.99    14.77    15.85   14.743   14.685   15.732   17.303   18.735   20.622   22.587
                                  (b)                                                                       0        0        0
  Ending AUV....................  (a)    14.77    15.85    14.74   14.685   15.732   17.303   18.735   20.622   22.587   22.972
                                  (b)                                                                       0        0        0
  Ending Number of AUs..........  (a)    4,828  110,742  125,922  120,482  115,713  118,994   94,361   78,790   69,724   60,654
                                  (b)                                                                       0        0        0
-------------------------------------------------------------------------------------------------------------------------------

                                   FISCAL
                                    YEAR
                                   ENDED
VARIABLE PORTFOLIOS               4/30/09
-----------------------------------------
-----------------------------------------

TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b)
10/24/00)
  Beginning AUV.................   17.971
                                   13.321
  Ending AUV....................   11.181
                                    8.318
  Ending Number of AUs..........  123,614
                                       52
-----------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV.................   22.972
                                        0
  Ending AUV....................   24.381
                                        0
  Ending Number of AUs..........   72,809
                                        0
-----------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                     PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


-------------------------------------------------------------------------------
                          INCOME       ANNUAL INCOME IF YOU ANNUITIZE ON THE
                         PROTECTOR       FOLLOWING CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE       OPTION     1 - 6      7        10       15       20
-------------------------------------------------------------------------------
Male or Female             Plus      5,500     6,379    8,275   10,931   10,931
Age 45*                     Max      6,290     7,728   11,035   16,044   16,044
-------------------------------------------------------------------------------
Joint Spousal Owners       Plus      4,884     5,603    7,119    9,164    7,164
Age 45                      Max      5,586     6,788    9,493   13,451   13,451
-------------------------------------------------------------------------------



 * Life Annuity with 10-year Period Certain

** Joint and 100% Survivor Annuity with 20-Year Period Certain

This table assumes a $100,000 initial investment in a Non-Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


-------------------------------------------------------------------------------
                          INCOME       ANNUAL INCOME IF YOU ANNUITIZE ON THE
                         PROTECTOR       FOLLOWING CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE       OPTION     1 - 6      7        10       15       20
-------------------------------------------------------------------------------
Male                       Plus      5,744     6,683    8,717   11,571   11,571
Age 45*                     Max      6,569     8,096   11,624   16,982   16,982
-------------------------------------------------------------------------------
Female                     Plus      5,256     6,075    7,833   10,292   10,292
Age 45*                     Max      6,011     7,360   10,446   15,106   15,106
-------------------------------------------------------------------------------



 * Life Annuity with 10-year Period Certain

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of American International Group and an affiliate of the Company. Please see the Statement of Additional Information for more information regarding these arrangements.


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group.


The financial statements of American Home are included in the Registration Statement and are available by requesting a Statement of Additional Information.




IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, THE FOLLOWING IS THE TABLE OF CONTENTS FOR YOUR STATEMENT OF ADDITIONAL INFORMATION:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The contents of the SAI are listed below.


Separate Account and the Company

General Account

Support Agreement Between the Company and American International Group

Performance Data

Death Benefit for Contracts Issued Before November 24, 2003

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on your Contract Date, the
                            Free Look period is 30 days
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts when you
                            surrender your contract or begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts when you make a
                            Purchase Payment.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts when you surrender
                            your contract or begin the Income
                            Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts when you make a
                            Purchase Payment. For any amount in
                            excess of $500,000 in the contract, we
                            deduct front-end premium tax charges of
                            0% for Qualified contracts and 0.80%
                            for Non-Qualified contracts when you
                            make a Purchase Payment.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts when you
                            surrender your contract or begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts when you make a
                            Purchase Payment.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Oregon
                            incur a $25 fee.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Texas
                            incur a $10 fee.
------------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------




  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS


                                    ISSUED BY


                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY


                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN



                         Polaris Plus Variable Annuity




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated July 27, 2009 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

                                 JULY 27, 2009

                                TABLE OF CONTENTS



                                                              PAGE
                                                              ----
Separate Account and the Company...........................     3

General Account............................................     4

Support Agreement Between the Company and American
  International Group......................................     4

Performance Data ..........................................     5

Annuity Income Payments....................................     7

Annuity Unit Values........................................     8

Taxes......................................................    10

Broker-Dealer Firms Receiving Revenue Sharing Payments.....    20

Distribution of Contracts..................................    21

Financial Statements.......................................    21

                        SEPARATE ACCOUNT AND THE COMPANY

     Variable Annuity Account Seven (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Anchor National was incorporated in the State of California on April 12, 1965. Anchor National redomesticated in the State of Arizona on January 1, 1996. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract.

     The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware Corporation. American International Group is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. American International Group's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.


     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT

        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

     SUPPORT AGREEMENT BETWEEN THE COMPANY AND AMERICAN INTERNATIONAL GROUP

        The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group has agreed that American International Group will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against American International Group on behalf of the Company.

                                PERFORMANCE DATA

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

              Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

              Current Yield = (Base Period Return) x (365/7)


     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                          365/7
              Effective Yield = [(Base Period Return + 1)      - 1]


     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.


OTHER PORTFOLIOS

     The Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."

     Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     These rates of return do not reflect election of any optional features. The rates of return would be lower if the optional features were included in the calculations. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

        For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

        For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

        If contract holders elect to begin annuity income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.

                              ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable annuity income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.


        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the Underlying Fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.


        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)
                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

                        VARIABLE ANNUITY INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

        P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of 4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

        First Annuity Income Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

        Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date:

        Second Annuity Income Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

        Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -   after attainment of age 59 1/2;

     -   when paid to your beneficiary after you die;

     -   after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -   dividends paid with respect to stock of a corporation described in IRC
         Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -   distributions from IRAs for higher education expenses;

     -   distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it would consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2009 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2009 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2009 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or
Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $89,000, your contribution may be fully deductible; if your income is between $89,000 and $109,000, your contribution may be partially deductible and if your income is $109,000 or more, your contribution may not be deductible. If you are single and your income is less than $55,000, your contribution may be fully deductible; if your income is between $55,000 and $65,000, your contribution may be partially deductible and if your income is $65,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $176,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the

Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2008, from SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated life companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.



A.G. Edwards & Sons, Inc.
Advantage Capital Corporation
SagePoint Financial, Inc.
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corp.
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
Financial Network Investment Corporation
First Citizens Investor Services, Inc.
FSC Securities Corp.
ING Financial Partners, Inc.
Invest Financial Corporation
Investment Centers of America, Inc
J.J.B. Hilliard, W.L. Lyons, Inc.
Jefferson Pilot Securities Corporation
LaSalle Financial Services, Inc.
Lincoln Financial Advisors Corporation
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
National Planning Corporation
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
SII Investments, Inc.
Summit Brokerage Services, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS


The contracts are offered through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS


The following financial statements of Variable Annuity Account Seven are included in this Statement of Additional Information:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of April 30, 2009

     -   Schedule of Portfolio Investments as of April 30, 2009

     -   Statement of Operations for the year ended April 30, 2009

     - Statement of Changes in Net Assets for the years ended April 30, 2009 and 2008, except as indicated


     -   Notes to Financial Statements


The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in this Statement of Additional Information:


     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2008 and 2007

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006

     - Consolidated Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006

     -   Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2009 AND 2008

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2009 AND 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities, April 30, 2009 .......................    2
Schedule of Portfolio Investments, April 30, 2009 .........................   14
Statement of Operations, for the year ended April 30, 2009 ................   15
Statement of Changes in Net Assets, for the year ended April 30, 2009 .....   27
Statement of Changes in Net Assets, for the year ended April 30, 2008,
   except as indicated ....................................................   39
Notes to Financial Statements .............................................   51

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Annuity and Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven (the "Separate Account"), a separate account of SunAmerica Annuity and Life Assurance Company (formerly known as AIG SunAmerica Life Assurance Company), at April 30, 2009, and the results of their operations for the year then ended and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Los Angeles, California
July 20, 2009

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009

                                                          Government                                          Government
                                                             and                                                 and
                                 Asset        Capital      Quality                    Asset       Capital      Quality
                               Allocation  Appreciation      Bond       Growth     Allocation  Appreciation      Bond
                               Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                               (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 3)     (Class 3)    (Class 3)
                              -----------  ------------  -----------  -----------  ----------  ------------  -----------
Assets:
   Investments in Trusts, at
      net asset value         $11,543,112   $72,003,272  $85,971,493  $38,205,960  $3,494,991   $94,134,741  $81,374,970
Liabilities:                            0             0            0            0           0             0            0
                              -----------   -----------  -----------  -----------  ----------   -----------  -----------
Net assets:                   $11,543,112   $72,003,272  $85,971,493  $38,205,960  $3,494,991   $94,134,741  $81,374,970
                              ===========   ===========  ===========  ===========  ==========   ===========  ===========
   Accumulation units         $11,520,213   $71,846,988  $85,741,774  $38,171,696  $3,494,991   $94,134,741  $81,075,342
   Contracts in payout
      (annuitization) period       22,899       156,284      229,719       34,264           0             0      299,628
                              -----------   -----------  -----------  -----------  ----------   -----------  -----------
      Total net assets        $11,543,112   $72,003,272  $85,971,493  $38,205,960  $3,494,991   $94,134,741  $81,374,970
                              ===========   ===========  ===========  ===========  ==========   ===========  ===========
Accumulation units
   outstanding                    773,252     6,103,781    5,468,822    4,008,018     311,652     8,928,669    5,442,670
                              ===========   ===========  ===========  ===========  ==========   ===========  ===========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                      22           926           77          973          --            --           --
   Unit value of
      accumulation units      $     12.00   $      7.86  $     14.44  $      7.21  $       --   $        --  $        --
Contracts with total
   expenses of 0.85%(2):
   Accumulation units
      outstanding                 472,482     5,358,232    4,367,656    3,497,336     306,441     8,758,997    5,371,822
   Unit value of
      accumulation units      $     11.31   $     10.63  $     15.07  $      8.46  $    11.22   $     10.55  $     14.96
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                  10,616       423,691      256,603      217,160       5,211       169,672       70,848
   Unit value of
      accumulation units      $     11.08   $     10.40  $     14.76  $      8.29  $    10.99   $     10.32  $     14.65
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                 290,132       320,932      844,486      292,549          --            --           --
   Unit value of
      accumulation units      $     20.97   $     33.20  $     19.37  $     23.28  $       --   $        --  $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                                                                                 Blue
                                             Natural    Aggressive    Alliance                   Chip        Capital
                                 Growth     Resources     Growth       Growth      Balanced     Growth        Growth
                               Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                               (Class 3)    (Class 3)   (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                              -----------  ----------  -----------  -----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at
      net asset value          $3,970,032  $6,521,441   $3,540,639  $21,415,071  $17,053,832    $938,950   $1,178,444
Liabilities:                            0           0            0            0            0           0            0
                               ----------  ----------   ----------  -----------  -----------    --------   ----------
Net assets:                    $3,970,032  $6,521,441   $3,540,639  $21,415,071  $17,053,832    $938,950   $1,178,444
                               ==========  ==========   ==========  ===========  ===========    ========   ==========
   Accumulation units          $3,970,032  $6,521,441   $3,537,940  $21,391,211  $17,053,832    $836,745   $1,163,883
   Contracts in payout
      (annuitization) period            0           0        2,699       23,860            0     102,205       14,561
                               ----------  ----------   ----------  -----------  -----------    --------   ----------
      Total net assets         $3,970,032  $6,521,441   $3,540,639  $21,415,071  $17,053,832    $938,950   $1,178,444
                               ==========  ==========   ==========  ===========  ===========    ========   ==========
Accumulation units
   outstanding                    472,674     864,571      483,218    1,429,844    1,505,570     211,535      211,903
                               ==========  ==========   ==========  ===========  ===========    ========   ==========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                      --          --           12        1,916         524           --           --
   Unit value of
      accumulation units       $       --  $       --   $     3.44  $      4.86  $     6.51     $     --   $       --
Contracts with total
   expenses of 0.85%(2):
   Accumulation units
      outstanding                 471,212     847,200      158,070      652,110     413,958      199,081      201,408
   Unit value of
      accumulation units       $     8.40  $     7.54   $     5.25  $      5.85  $     7.54     $   4.44   $     5.57
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                   1,462      17,371       24,463       52,827      10,146       12,454       10,495
   Unit value of
      accumulation units       $     8.23  $     7.49   $     5.15  $      5.73  $     7.39     $   4.35   $     5.45
Contracts with total
   expenses of 1.25% :
   Accumulation units
      outstanding                      --          --      300,673      722,991   1,080,942           --           --
   Unit value of
      accumulation units       $       --  $       --   $     8.60  $     23.92  $    12.82     $     --   $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                                           Davis      "Dogs" of
                                  Cash      Corporate     Venture       Wall      Emerging     Equity        Equity
                               Management     Bond         Value       Street      Markets      Index    Opportunities
                               Portfolio    Portfolio    Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                               (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)
                              -----------  -----------  -----------  ----------  ----------  ----------  -------------
Assets:
   Investments in Trusts, at
      net asset value         $44,673,769  $76,317,039  $65,272,627  $2,363,708  $7,786,851  $9,357,126   $10,300,983
Liabilities:                            0            0            0           0           0           0             0
                              -----------  -----------  -----------  ----------  ----------  ----------   -----------
Net assets:                   $44,673,769  $76,317,039  $65,272,627  $2,363,708  $7,786,851  $9,357,126   $10,300,983
                              ===========  ===========  ===========  ==========  ==========  ==========   ===========
   Accumulation units         $44,673,301  $76,317,039  $65,258,357  $2,314,277  $7,697,851  $9,356,576   $10,277,559
   Contracts in payout
      (annuitization) period          468            0       14,270      49,431      89,000         550        23,424
                              -----------  -----------  -----------  ----------  ----------  ----------   -----------
      Total net assets        $44,673,769  $76,317,039  $65,272,627  $2,363,708  $7,786,851  $9,357,126   $10,300,983
                              ===========  ===========  ===========  ==========  ==========  ==========   ===========
Accumulation units
   outstanding                  3,643,431    4,991,101    5,852,219     261,903     531,514   1,426,489     1,137,507
                              ===========  ===========  ===========  ==========  ==========  ==========   ===========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                      30           --          952           4          --          --            --
   Unit value of
      accumulation units      $     11.53  $        --  $      9.20  $     9.64  $       --  $       --   $        --
Contracts with total
   expenses of 0.85%(2):
   Accumulation units
      outstanding               2,984,921    4,476,930    5,007,070      48,761     149,412          --       945,466
   Unit value of
      accumulation units      $     11.95  $     15.16  $     10.09  $    10.20  $    16.86  $       --   $      8.51
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                 118,712      301,435      434,075       8,358      17,949          --        63,546
   Unit value of
      accumulation units      $     11.74  $     14.85  $      9.88  $    10.02  $    16.54  $       --   $      8.34
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                 539,768      212,736      410,122     204,780     364,153   1,426,489       128,495
   Unit value of
      accumulation units      $     14.07  $     18.66  $     25.48  $     8.70  $    13.65  $     6.56   $     13.39

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                                                                                   High-     International
                              Fundamental    Global       Global       Growth        Growth-      Yield       Diversified
                                Growth        Bond       Equities   Opportunities    Income        Bond        Equities
                               Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                               (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)
                              -----------  -----------  ----------  -------------  -----------  -----------  -------------
Assets:
Investments in Trusts, at
   net asset value            $10,568,571  $16,526,291  $4,927,724    $793,208     $19,101,948  $12,495,060    $5,081,136
Liabilities:                            0            0           0           0               0            0             0
                              -----------  -----------  ----------    --------     -----------  -----------    ----------
Net assets:                   $10,568,571  $16,526,291  $4,927,724    $793,208     $19,101,948  $12,495,060    $5,081,136
                              ===========  ===========  ==========    ========     ===========  ===========    ==========
   Accumulation units         $10,369,159  $16,495,619  $4,865,054    $792,126     $19,019,659  $12,492,710    $5,029,739
   Contracts in payout
      (annuitization) period      199,412       30,672      62,670       1,082          82,289        2,350        51,397
                              -----------  -----------  ----------    --------     -----------  -----------    ----------
      Total net assets        $10,568,571  $16,526,291  $4,927,724    $793,208     $19,101,948  $12,495,060    $5,081,136
                              ===========  ===========  ==========    ========     ===========  ===========    ==========
Accumulation units
   outstanding                  1,522,209    1,054,671     489,251     188,057       1,588,482    1,071,185       697,860
                              ===========  ===========  ==========    ========     ===========  ===========    ==========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                     174           24        --          --               190           21            44
   Unit value of
      accumulation units      $      4.43  $     13.96  $     --      $   --       $      5.96  $     11.43    $    10.13
Contracts with total
   expenses of 0.85%(2):
   Accumulation units
      outstanding               1,014,942      810,972     265,220     178,273         890,342      866,989       441,337
   Unit value of
      accumulation units      $      4.83  $     14.85  $     6.56    $   4.21     $      6.51  $     11.13    $     6.30
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                  88,358       77,287      12,226       9,784          52,933       78,241        37,625
   Unit value of
      accumulation units      $      4.73  $     14.55  $     6.43    $   4.37     $      6.38  $     10.92    $     6.18
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                 418,735      166,388     211,805        --           645,017      125,934       218,854
   Unit value of
      accumulation units      $     12.53  $     20.18  $    14.68    $   --       $     20.11  $     15.78    $     9.45

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                              International       MFS
                                 Growth      Massachusetts       MFS                                 Small
                                   and         Investors        Total       Mid-Cap      Real       Company
                                 Income          Trust         Return        Growth     Estate       Value    Technology
                                Portfolio      Portfolio      Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                (Class 1)      (Class 1)      (Class 1)    (Class 1)   (Class 1)   (Class 1)   (Class 1)
                              -------------  -------------  ------------  ----------  ----------  ----------  ----------
Assets:
   Investments in Trusts, at
      net asset value          $11,009,858     $3,085,844   $102,227,600  $2,318,266  $4,756,909  $3,353,978   $252,953
Liabilities:                             0              0              0           0           0           0          0
                               -----------     ----------   ------------  ----------  ----------  ----------   --------
Net assets:                    $11,009,858     $3,085,844   $102,227,600  $2,318,266  $4,756,909  $3,353,978   $252,953
                               ===========     ==========   ============  ==========  ==========  ==========   ========
   Accumulation units          $10,982,847     $3,074,651   $102,224,019  $2,306,959  $4,750,439  $3,351,403   $252,953
   Contracts in payout
      (annuitization) period        27,011         11,193          3,581      11,307       6,470       2,575          0
                               -----------     ----------   ------------  ----------  ----------  ----------   --------
      Total net assets         $11,009,858     $3,085,844   $102,227,600  $2,318,266  $4,756,909  $3,353,978   $252,953
                               ===========     ==========   ============  ==========  ==========  ==========   ========
Accumulation units
   outstanding                   1,283,469        388,579      8,100,695     361,701     299,890     196,515    161,321
                               ===========     ==========   ============  ==========  ==========  ==========   ========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                      712             --             --          --          15         362         --
   Unit value of
      accumulation units       $      7.21     $       --   $         --  $       --  $    14.69  $    12.23   $     --
Contracts with total
   expenses of 0.85%(2):
   Accumulation units
      outstanding                  869,397        346,626      7,512,483     332,919     179,780          --    149,338
   Unit value of
      accumulation units       $      8.03     $     7.96   $      12.64  $     6.42  $    16.91  $       --   $   1.57
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                   68,061         41,953        588,212      28,782      10,418          --     11,983
   Unit value of
      accumulation units       $      7.87     $     7.80   $      12.38  $     6.29  $    16.57  $       --   $   1.54
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                  345,299             --             --          --     109,677     196,153         --
   Unit value of
      accumulation units       $     10.11     $       --   $         --  $       --  $    14.08  $    17.08   $     --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                             Total                                             Blue
                                Telecom     Return     Aggressive   Alliance                   Chip      Capital
                                Utility      Bond        Growth      Growth      Balanced     Growth     Growth
                               Portfolio   Portfolio    Portfolio   Portfolio    Portfolio  Portfolio   Portfolio
                               (Class 1)   (Class 1)    (Class 3)   (Class 3)    (Class 3)  (Class 3)   (Class 3)
                              ----------  -----------  ----------  -----------  ----------  ---------  ----------
Assets:
   Investments in Trusts, at
      net asset value         $1,862,882  $15,551,746   $325,076   $10,283,061  $1,991,393   $881,600  $2,993,747
Liabilities:                           0            0          0             0           0          0           0
                              ----------  -----------   --------   -----------  ----------   --------  ----------
Net assets:                   $1,862,882  $15,551,746   $325,076   $10,283,061  $1,991,393   $881,600  $2,993,747
                              ==========  ===========   ========   ===========  ==========   ========  ==========
   Accumulation units         $1,853,671  $15,551,746   $325,076   $10,283,061  $1,984,800   $881,600  $2,993,747
   Contracts in payout
      (annuitization) period       9,211            0          0             0       6,593          0           0
                              ----------  -----------   --------   -----------  ----------   --------  ----------
      Total net assets        $1,862,882  $15,551,746   $325,076   $10,283,061  $1,991,393   $881,600  $2,993,747
                              ==========  ===========   ========   ===========  ==========   ========  ==========
Accumulation units
   outstanding                   185,202      902,304     62,443     1,773,630     266,206    199,873     542,220
                              ==========  ===========   ========   ===========  ==========   ========  ==========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                     52           --         --            --          --         --          --
   Unit value of
      accumulation units      $     8.32  $        --   $     --   $        --  $       --   $     --  $       --
Contracts with total
   expenses of 0.85%(2):
   Accumulation units
      outstanding                 56,516      795,037     61,895     1,742,225     263,947    199,824     534,034
   Unit value of
      accumulation units      $     7.82  $     16.62   $   5.21   $      5.80  $     7.48   $   4.41  $     5.52
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                  5,020       34,458        548        31,405       2,259         49       8,186
   Unit value of
      accumulation units      $     7.67  $     16.29   $   5.13   $      5.68  $     7.28   $   4.29  $     5.41
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                123,614       72,809         --            --          --         --          --
   Unit value of
      accumulation units      $    11.18  $     24.38   $     --   $        --  $       --   $     --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                                                        "Dogs" of
                                  Cash       Corporate   Davis Venture     Wall     Emerging       Equity       Foreign
                               Management      Bond          Value       Street      Markets   Opportunities     Value
                               Portfolio     Portfolio     Portfolio    Portfolio   Portfolio    Portfolio     Portfolio
                               (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 3)    (Class 3)     (Class 3)
                              -----------  ------------  -------------  ---------  ----------  -------------  -----------
Assets:
   Investments in Trusts, at
      net asset value         $22,315,806  $154,733,770   $76,156,795   $596,737   $7,445,005     $727,097    $44,685,557
Liabilities:                            0             0             0          0            0            0              0
                              -----------  ------------   -----------   --------   ----------     --------    -----------
Net assets:                   $22,315,806  $154,733,770   $76,156,795   $596,737   $7,445,005     $727,097    $44,685,557
                              ===========  ============   ===========   ========   ==========     ========    ===========
   Accumulation units         $22,315,806  $154,733,770   $76,156,795   $596,737   $7,416,790     $716,064    $44,685,557
   Contracts in payout
      (annuitization) period            0             0             0          0       28,215       11,033              0
                              -----------  ------------   -----------   --------   ----------     --------    -----------
      Total net assets        $22,315,806  $154,733,770   $76,156,795   $596,737   $7,445,005     $727,097    $44,685,557
                              ===========  ============   ===========   ========   ==========     ========    ===========
Accumulation units
   outstanding                  1,880,894    10,287,566     7,608,802     58,953      445,284       86,148      6,208,269
                              ===========  ============   ===========   ========   ==========     ========    ===========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                      --            --            --         --           --           --             --
   Unit value of
      accumulation units      $        --  $         --   $        --   $     --   $       --     $     --    $        --
Contracts with total
   expenses of 0.85% (2):
   Accumulation units
      outstanding               1,874,622    10,135,061     7,491,086     56,776      440,121       81,008      6,112,300
   Unit value of
      accumulation units      $     11.87  $      15.05   $     10.01   $  10.13   $    16.72     $   8.45    $      7.20
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                   6,272       152,505       117,716      2,177        5,163        5,140         95,969
   Unit value of
      accumulation units      $     11.57  $      14.73   $      9.81   $   9.92   $    16.41     $   8.28    $      7.15
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                      --            --            --         --           --           --             --
   Unit value of
      accumulation units      $        --  $         --   $        --   $     --   $       --     $     --    $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                                                                                           International
                              Fundamental     Global      Global       Growth       Growth-    High-Yield   Diversified
                                 Growth        Bond      Equities  Opportunities    Income        Bond        Equities
                               Portfolio    Portfolio   Portfolio    Portfolio     Portfolio   Portfolio     Portfolio
                               (Class 3)    (Class 3)   (Class 3)    (Class 3)     (Class 3)   (Class 3)     (Class 3)
                              -----------  -----------  ---------  -------------  ----------  -----------  -------------
Assets:
   Investments in Trusts, at
      net asset value          $2,632,658  $21,135,804  $846,044    $11,608,941   $3,984,803  $30,816,932    $4,621,050
Liabilities:                            0            0         0              0            0            0             0
                               ----------  -----------  --------    -----------   ----------  -----------    ----------
Net assets:                    $2,632,658  $21,135,804  $846,044    $11,608,941   $3,984,803  $30,816,932    $4,621,050
                               ==========  ===========  ========    ===========   ==========  ===========    ==========
   Accumulation units          $2,623,603  $21,135,804  $846,044    $11,608,941   $3,984,803  $30,816,932    $4,621,050
   Contracts in payout
      (annuitization)
      period                        9,055            0         0              0            0            0             0
                               ----------  -----------  --------    -----------   ----------  -----------    ----------
      Total net assets         $2,632,658  $21,135,804  $846,044    $11,608,941   $3,984,803  $30,816,932    $4,621,050
                               ==========  ===========  ========    ===========   ==========  ===========    ==========
Accumulation units
   outstanding                    549,106    1,434,506   129,923      2,777,829      617,396    2,789,881       739,607
                               ==========  ===========  ========    ===========   ==========  ===========    ==========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                      --           --        --             --           --           --            --
   Unit value of
      accumulation units       $       --  $        --  $     --    $        --   $       --  $        --    $       --
Contracts with total
   expenses of 0.85% (2):
   Accumulation units
      outstanding                 545,527    1,408,979   129,241      2,745,991      604,806    2,747,356       731,084
   Unit value of
      accumulation units       $     4.80  $     14.74  $   6.51    $      4.18   $     6.46  $     11.05    $     6.25
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                   3,579       25,527       682         31,838       12,590       42,525         8,523
   Unit value of
      accumulation units       $     4.67  $     14.44  $   6.38    $      4.33   $     6.29  $     10.84    $     6.13
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                      --           --        --             --           --           --            --
   Unit value of
      accumulation units       $       --  $        --  $     --    $        --   $       --  $        --    $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                                                 MFS
                                 International    Marsico   Massachusetts                                            Small &
                                     Growth       Focused     Investors      MFS Total     Mid-Cap                   Mid Cap
                                   and Income     Growth         Trust         Return       Growth    Real Estate     Value
                                   Portfolio     Portfolio    Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                   (Class 3)     (Class 3)    (Class 3)      (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                 -------------  ----------  -------------  ------------  -----------  -----------  -----------
Assets:
   Investments in Trusts,
      at net asset value          $30,298,969   $2,178,337   $17,372,829   $114,373,843   $1,417,554  $18,781,465  $34,926,394
Liabilities:                                0            0             0              0            0            0            0
                                  -----------   ----------   -----------   ------------   ----------  -----------  -----------
Net assets:                       $30,298,969   $2,178,337   $17,372,829   $114,373,843   $1,417,554  $18,781,465  $34,926,394
                                  ===========   ==========   ===========   ============   ==========  ===========  ===========
   Accumulation units             $30,298,969   $2,178,337   $17,372,829   $114,373,843   $1,417,554  $18,781,465  $34,926,394
   Contracts in payout
      (annuitization) period                0            0             0              0            0            0            0
                                  -----------   ----------   -----------   ------------   ----------  -----------  -----------
      Total net assets            $30,298,969   $2,178,337   $17,372,829   $114,373,843   $1,417,554  $18,781,465  $34,926,394
                                  ===========   ==========   ===========   ============   ==========  ===========  ===========
Accumulation units
   outstanding                      3,804,703      314,756     2,201,312      9,125,344      222,621    1,120,199    4,937,535
                                  ===========   ==========   ===========   ============   ==========  ===========  ===========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                          --           --            --             --           --           --           --
   Unit value of accumulation
      units                       $        --   $       --   $        --   $         --   $       --  $        --  $        --
Contracts with total
   expenses of 0.85% (2):
   Accumulation units
      outstanding                   3,761,963      300,386     2,174,932      8,954,648      215,414    1,107,119    4,884,063
   Unit value of accumulation
      units                       $      7.97   $     6.92   $      7.90   $      12.54   $     6.37  $     16.77  $      7.07
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                      42,740       14,370        26,380        170,696        7,207       13,080       53,472
   Unit value of accumulation
      units                       $      7.81   $     6.87   $      7.64   $      12.28   $     6.24  $     16.43  $      7.02
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                          --           --            --             --           --           --           --
   Unit value of accumulation
      units                       $        --   $       --   $        --   $         --   $       --  $        --  $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                 Small
                                Company                 Telecom   Total Return    Capital                  Growth and
                                 Value     Technology   Utility       Bond        Growth      Comstock       Income
                               Portfolio    Portfolio  Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                               (Class 3)    (Class 3)  (Class 3)    (Class 3)   (Class II)   (Class II)    (Class II)
                              -----------  ----------  ---------  ------------  ----------  ------------  ------------
Assets:
   Investments in Trusts, at
      net asset value         $21,168,104   $447,853    $647,657   $49,435,090  $5,488,421  $206,766,356  $211,553,323
Liabilities:                            0          0           0             0           0             0             0
                              -----------   --------    --------   -----------  ----------  ------------  ------------
Net assets:                   $21,168,104   $447,853    $647,657   $49,435,090  $5,488,421  $206,766,356  $211,553,323
                              ===========   ========    ========   ===========  ==========  ============  ============
   Accumulation units         $21,163,268   $447,853    $647,657   $49,435,090  $5,422,753  $206,766,356  $211,368,615
   Contracts in payout
      (annuitization) period        4,836          0           0             0      65,668             0       184,708
                              -----------   --------    --------   -----------  ----------  ------------  ------------
      Total net assets        $21,168,104   $447,853    $647,657   $49,435,090  $5,488,421  $206,766,356  $211,553,323
                              ===========   ========    ========   ===========  ==========  ============  ============
Accumulation units
   outstanding                  3,367,697    287,583      83,648     2,997,955     772,256    23,758,537    20,637,120
                              ===========   ========    ========   ===========  ==========  ============  ============
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                      --         --          --            --          --            --            --
   Unit value of
      accumulation units      $        --   $     --    $     --   $        --  $       --  $         --  $         --
Contracts with total
   expenses of 0.85% (2):
   Accumulation units
      outstanding               3,324,033    287,464      80,416     2,961,651     706,593    22,807,823    19,759,068
   Unit value of
      accumulation units      $      6.29   $   1.56    $   7.75   $     16.49  $     7.12  $       8.71  $      10.26
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                  43,664        119       3,232        36,304      65,663       950,714       878,052
   Unit value of
      accumulation units      $      6.24   $   1.52    $   7.60   $     16.17  $     7.01  $       8.55  $      10.05
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                      --         --          --            --          --            --            --
   Unit value of
      accumulation units      $        --   $     --    $     --   $        --  $       --  $         --  $         --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                                                                                                   Franklin
                               Growth and     Mid Cap       Asset                                                   Income
                                 Income        Value      Allocation   Global Growth                   Growth-    Securities
                                Portfolio    Portfolio       Fund           Fund       Growth Fund   Income Fund     Fund
                               (Class VC)    (Class VC)    (Class 2)     (Class 2)      (Class 2)     (Class 2)    (Class 2)
                              ------------  -----------  ------------  -------------  ------------  ------------  ----------
Assets:
   Investments in Trusts, at
      net asset value         $131,090,165  $80,026,356  $306,848,165   $254,008,177  $201,612,748  $368,806,501  $7,934,838
Liabilities:                             0            0             0              0             0             0           0
                              ------------  -----------  ------------   ------------  ------------  ------------  ----------
Net assets:                   $131,090,165  $80,026,356  $306,848,165   $254,008,177  $201,612,748  $368,806,501  $7,934,838
                              ============  ===========  ============   ============  ============  ============  ==========
   Accumulation units         $130,978,764  $79,991,077  $306,187,705   $253,871,908  $201,440,887  $368,636,444  $7,934,838
   Contracts in payout
      (annuitization) period       111,401       35,279       660,460        136,269       171,861       170,057           0
                              ------------  -----------  ------------   ------------  ------------  ------------  ----------
      Total net assets        $131,090,165  $80,026,356  $306,848,165   $254,008,177  $201,612,748  $368,806,501  $7,934,838
                              ============  ===========  ============   ============  ============  ============  ==========
Accumulation units
   outstanding                  15,241,513    8,811,469    24,735,961     15,826,565    14,743,935    30,081,713   1,082,357
                              ============  ===========  ============   ============  ============  ============  ==========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                       --           --            --             --            --            --          --
   Unit value of
      accumulation units      $         --  $        --  $         --   $         --  $         --  $         --  $       --
Contracts with total
   expenses of 0.85% (2):
   Accumulation units
      outstanding               14,451,759    8,338,778    23,807,504     15,286,296    14,042,494    28,869,929   1,071,486
   Unit value of
      accumulation units      $       8.61  $      9.09  $      12.41   $      16.06  $      13.68  $      12.27  $     7.33
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                  789,754      472,691       928,457        540,269       701,441     1,211,784      10,871
   Unit value of
      accumulation units      $       8.46  $      8.93  $      12.22   $      15.81  $      13.47  $      12.06  $     7.32
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                       --           --            --             --            --            --          --
   Unit value of
      accumulation units      $         --  $        --  $         --   $         --  $         --  $         --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                Franklin
                                Templeton
                              VIP Founding
                                  Funds
                               Allocation
                                  Fund
                                (Class 2)
                              ------------
Assets:
   Investments in Trusts, at
      net asset value          $18,067,282
Liabilities:                             0
                               -----------
Net assets:                    $18,067,282
                               ===========
   Accumulation units          $18,067,282
   Contracts in payout
      (annuitization) period             0
                               -----------
      Total net assets         $18,067,282
                               ===========
Accumulation units
   outstanding                   2,716,589
                               ===========
Contracts with total
   expenses of 0.85%(1):
   Accumulation units
      outstanding                       --
   Unit value of
      accumulation units       $        --
Contracts with total
   expenses of 0.85% (2):
   Accumulation units
      outstanding                2,705,580
   Unit value of
      accumulation units       $      6.65
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding                   11,009
   Unit value of
      accumulation units       $      6.63
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                       --
   Unit value of
      accumulation units       $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2009

                                                                               Net Asset
                                                                                 Value       Net Asset                     Level
Variable Accounts                                                   Shares     Per Share       Value          Cost       (Note A)
-----------------                                                 ----------   ---------   ------------   ------------   --------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                            1,133,313     $10.19    $ 11,543,112   $ 15,588,712       1
   Capital Appreciation Portfolio (Class 1)                        3,259,004      22.09      72,003,272    113,405,784       1
   Government and Quality Bond Portfolio (Class 1)                 5,657,076      15.20      85,971,493     84,312,865       1
   Growth Portfolio (Class 1)                                      2,741,839      13.93      38,205,960     69,229,409       1
   Asset Allocation Portfolio (Class 3)                              344,804      10.14       3,494,991      4,748,084       1
   Capital Appreciation Portfolio (Class 3)                        4,330,934      21.74      94,134,741    161,739,273       1
   Government and Quality Bond Portfolio (Class 3)                 5,372,217      15.15      81,374,970     79,820,972       1
   Growth Portfolio (Class 3)                                        285,991      13.88       3,970,032      6,676,245       1
   Natural Resources Portfolio (Class 3)                             219,239      29.75       6,521,441     11,816,175       1

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                             581,874     $ 6.08    $  3,540,639   $  7,840,102       1
   Alliance Growth Portfolio (Class 1)                             1,337,893      16.01      21,415,071     40,012,569       1
   Balanced Portfolio (Class 1)                                    1,549,103      11.01      17,053,832     24,901,829       1
   Blue Chip Growth Portfolio (Class 1)                              184,044       5.10         938,950      1,181,255       1
   Capital Growth Portfolio (Class 1)                                196,573       5.99       1,178,444      1,436,834       1
   Cash Management Portfolio (Class 1)                             4,072,452      10.97      44,673,769     45,193,383       1
   Corporate Bond Portfolio (Class 1)                              6,776,427      11.26      76,317,039     79,087,331       1
   Davis Venture Value Portfolio (Class 1)                         4,003,407      16.30      65,272,627     96,616,848       1
   "Dogs" of Wall Street Portfolio (Class 1)                         426,943       5.54       2,363,708      3,707,018       1
   Emerging Markets Portfolio (Class 1)                            1,466,571       5.31       7,786,851     15,576,132       1
   Equity Index Portfolio (Class 1)                                1,263,340       7.41       9,357,126     13,967,386       1
   Equity Opportunities Portfolio (Class 1)                        1,281,901       8.04      10,300,983     17,141,882       1
   Fundamental Growth Portfolio (Class 1)                            975,740      10.83      10,568,571     18,945,973       1
   Global Bond Portfolio (Class 1)                                 1,431,320      11.55      16,526,291     17,003,935       1
   Global Equities Portfolio (Class 1)                               510,584       9.65       4,927,724      8,148,926       1
   Growth Opportunities Portfolio (Class 1)                          168,543       4.71         793,208      1,084,148       1
   Growth-Income Portfolio (Class 1)                               1,340,921      14.25      19,101,948     33,753,307       1
   High-Yield Bond Portfolio (Class 1)                             2,733,298       4.57      12,495,060     17,797,802       1
   International Diversified Equities Portfolio (Class 1)            794,191       6.40       5,081,136      7,432,355       1
   International Growth and Income Portfolio (Class 1)             1,702,042       6.47      11,009,858     21,634,978       1
   MFS Massachusetts Investors Trust Portfolio (Class 1)             307,871      10.02       3,085,844      3,684,493       1
   MFS Total Return Portfolio (Class 1)                            8,609,712      11.87     102,227,600    138,608,848       1
   Mid-Cap Growth Portfolio (Class 1)                                328,598       7.06       2,318,266      3,285,808       1
   Real Estate Portfolio (Class 1)                                   647,278       7.35       4,756,909     10,815,321       1
   Small Company Value Portfolio (Class 1)                           316,291      10.60       3,353,978      4,059,486       1
   Technology Portfolio (Class 1)                                    140,099       1.81         252,953        396,330       1
   Telecom Utility Portfolio (Class 1)                               246,049       7.57       1,862,882      2,807,112       1
   Total Return Bond Portfolio (Class 1)                           1,956,659       7.95      15,551,746     14,988,655       1
   Aggressive Growth Portfolio (Class 3)                              53,899       6.03         325,076        617,069       1
   Alliance Growth Portfolio (Class 3)                               647,019      15.89      10,283,061     14,185,154       1
   Balanced Portfolio (Class 3)                                      181,362      10.98       1,991,393      2,298,949       1
   Blue Chip Growth Portfolio (Class 3)                              173,323       5.09         881,600      1,109,197       1
   Capital Growth Portfolio (Class 3)                                505,487       5.92       2,993,747      4,249,419       1
   Cash Management Portfolio (Class 3)                             2,042,671      10.92      22,315,806     22,547,652       1
   Corporate Bond Portfolio (Class 3)                             13,793,164      11.22     154,733,770    160,350,875       1
   Davis Venture Value Portfolio (Class 3)                         4,689,622      16.24      76,156,795    125,484,039       1
   "Dogs" of Wall Street Portfolio (Class 3)                         108,181       5.52         596,737        895,687       1
   Emerging Markets Portfolio (Class 3)                            1,417,271       5.25       7,445,005     11,801,923       1
   Equity Opportunities Portfolio (Class 3)                           90,839       8.00         727,097      1,257,722       1
   Foreign Value Portfolio (Class 3)                               4,152,854      10.76      44,685,557     67,784,238       1
   Fundamental Growth Portfolio (Class 3)                            245,741      10.71       2,632,658      3,744,411       1
   Global Bond Portfolio (Class 3)                                 1,846,938      11.44      21,135,804     21,825,553       1
   Global Equities Portfolio (Class 3)                                88,220       9.59         846,044      1,422,131       1
   Growth Opportunities Portfolio (Class 3)                        2,513,251       4.62      11,608,941     13,058,964       1
   Growth-Income Portfolio (Class 3)                                 280,416      14.21       3,984,803      7,033,865       1
   High-Yield Bond Portfolio (Class 3)                             6,767,557       4.55      30,816,932     42,797,476       1
   International Diversified Equities Portfolio (Class 3)            727,747       6.35       4,621,050      7,628,817       1
   International Growth and Income Portfolio (Class 3)             4,675,605       6.48      30,298,969     50,977,836       1
   Marsico Focused Growth Portfolio (Class 3)                        360,117       6.05       2,178,337      3,810,381       1
   MFS Massachusetts Investors Trust Portfolio (Class 3)           1,737,444      10.00      17,372,829     18,975,051       1
   MFS Total Return Portfolio (Class 3)                            9,663,277      11.84     114,373,843    160,537,147       1
   Mid-Cap Growth Portfolio (Class 3)                                204,278       6.94       1,417,554      1,889,494       1
   Real Estate Portfolio (Class 3)                                 2,573,281       7.30      18,781,465     26,845,828       1
   Small & Mid Cap Value Portfolio (Class 3)                       3,292,928      10.61      34,926,394     42,964,783       1
   Small Company Value Portfolio (Class 3)                         2,007,358      10.55      21,168,104     28,482,868       1
   Technology Portfolio (Class 3)                                    252,300       1.78         447,853        572,248       1
   Telecom Utility Portfolio (Class 3)                                85,783       7.55         647,657        914,935       1
   Total Return Bond Portfolio (Class 3)                           6,264,377       7.89      49,435,090     47,143,598       1

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                          266,170     $20.62    $  5,488,421   $  6,662,283       1
   Comstock Portfolio                                             26,748,558       7.73     206,766,356    332,946,172       1
   Growth and Income Portfolio                                    16,816,639      12.58     211,553,323    315,071,551       1

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                     8,067,087     $16.25    $131,090,165   $209,337,646       1
   Mid Cap Value Portfolio                                         7,792,245      10.27      80,026,356    145,975,342       1

AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                          24,947,005     $12.30    $306,848,165   $409,322,038       1
   Global Growth Fund                                             17,676,282      14.37     254,008,177    360,674,434       1
   Growth Fund                                                     5,676,035      35.52     201,612,748    310,073,971       1
   Growth-Income Fund                                             14,986,042      24.61     368,806,501    557,541,912       1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                   673,586     $11.78    $  7,934,838   $  8,695,162       1
   Franklin Templeton VIP Founding Funds Allocation Fund           3,214,819       5.62      18,067,282     21,020,278       1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in FAS 157, Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009

                                                          Government                                              Government
                                 Asset        Capital         and                       Asset        Capital         and
                               Allocation  Appreciation  Quality Bond     Growth      Allocation  Appreciation  Quality Bond
                               Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                               (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 3)     (Class 3)     (Class 3)
                              -----------  ------------  ------------  ------------  -----------  ------------  ------------
Investment income:
   Dividends                  $   486,034  $          0   $3,695,217   $    452,728  $   117,190  $          0   $2,677,344
                              -----------  ------------   ----------   ------------  -----------  ------------   ----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                       (148,541)     (889,833)    (838,295)      (473,564)     (30,373)     (862,517)    (611,579)
                              -----------  ------------   ----------   ------------  -----------  ------------   ----------
Net investment income (loss)      337,493      (889,833)   2,856,922        (20,836)      86,817      (862,517)   2,065,765
                              -----------  ------------   ----------   ------------  -----------  ------------   ----------
Net realized gains (losses)
   from sale of securities     (1,033,451)   (6,830,067)      40,509     (7,749,906)    (425,419)   (2,116,853)     169,855
Realized gain distributions     2,536,863    23,815,241            0     11,870,047      670,749    24,243,458            0
                              -----------  ------------   ----------   ------------  -----------  ------------   ----------
Net realized gains (losses)     1,503,412    16,985,174       40,509      4,120,141      245,330    22,126,605      169,855
                              -----------  ------------   ----------   ------------  -----------  ------------   ----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period          1,553,365    19,113,142    2,269,071     (1,593,008)     (28,077)     (997,625)   1,504,982
   End of period               (4,045,600)  (41,402,512)   1,658,628    (31,023,449)  (1,253,093)  (67,604,532)   1,553,998
                              -----------  ------------   ----------   ------------  -----------  ------------   ----------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (5,598,965)  (60,515,654)    (610,443)   (29,430,441)  (1,225,016)  (66,606,907)      49,016
                              -----------  ------------   ----------   ------------  -----------  ------------   ----------
Increase (decrease) in net
   assets from operations     $(3,758,060) $(44,420,313)  $2,286,988   $(25,331,136) $  (892,869) $(45,342,819)  $2,284,636
                              ===========  ============   ==========   ============  ===========  ============   ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                             Natural     Aggressive    Alliance                 Blue Chip   Capital
                                 Growth     Resources      Growth       Growth       Balanced     Growth     Growth
                               Portfolio    Portfolio    Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
                               (Class 3)    (Class 3)    (Class 1)     (Class 1)    (Class 1)   (Class 1)  (Class 1)
                              -----------  -----------  -----------  ------------  -----------  ---------  ---------
Investment income:
   Dividends                  $    19,951  $    60,925  $    40,237  $     50,617  $   820,498  $   6,272  $       0
                              -----------  -----------  -----------  ------------  -----------  ---------  ---------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                        (33,616)     (63,709)     (57,956)     (319,684)    (251,090)   (10,155)   (11,903)
                              -----------  -----------  -----------  ------------  -----------  ---------  ---------
Net investment income (loss)      (13,665)      (2,784)     (17,719)     (269,067)     569,408     (3,883)   (11,903)
                              -----------  -----------  -----------  ------------  -----------  ---------  ---------
Net realized gains (losses)
   from sale of securities       (226,092)    (638,121)  (1,086,115)   (3,898,768)  (2,330,480)   (33,817)   (93,257)
Realized gain distributions       900,888    1,714,798            0             0            0          0          0
                              -----------  -----------  -----------  ------------  -----------  ---------  ---------
Net realized gains (losses)       674,796    1,076,677   (1,086,115)   (3,898,768)  (2,330,480)   (33,817)   (93,257)
                              -----------  -----------  -----------  ------------  -----------  ---------  ---------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period           (161,809)   1,298,718   (1,959,454)  (11,242,291)  (3,437,507)   211,870    360,194
   End of period               (2,706,213)  (5,294,734)  (4,299,463)  (18,597,498)  (7,847,997)  (242,305)  (258,390)
                              -----------  -----------  -----------  ------------  -----------  ---------  ---------
Change in net unrealized
   appreciation
   (depreciation) of
    investments                (2,544,404)  (6,593,452)  (2,340,009)   (7,355,207)  (4,410,490)  (454,175)  (618,584)
                              -----------  -----------  -----------  ------------  -----------  ---------  ---------
Increase (decrease) in net
   assets from operations     $(1,883,273) $(5,519,559) $(3,443,843) $(11,523,042) $(6,171,562) $(491,875) $(723,744)
                              ===========  ===========  ===========  ============  ===========  =========  =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                 Cash      Corporate       Davis       "Dogs" of     Emerging                      Equity
                              Management      Bond     Venture Value  Wall Street     Markets    Equity Index  Opportunities
                               Portfolio   Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                               (Class 1)   (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                              ----------  -----------  -------------  -----------  ------------  ------------  -------------
Investment income:
   Dividends                  $1,436,042  $ 3,813,829  $  1,726,318   $   114,439  $    219,536  $   320,855    $   232,753
                              ----------  -----------  ------------   -----------  ------------  -----------    -----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                      (383,676)    (723,862)     (804,234)      (34,488)     (118,181)    (166,086)      (117,905)
                              ----------  -----------  ------------   -----------  ------------  -----------    -----------
Net investment income (loss)   1,052,366    3,089,967       922,084        79,951       101,355      154,769        114,848
                              ----------  -----------  ------------   -----------  ------------  -----------    -----------
Net realized gains (losses)
   from sale of securities      (465,491)  (1,559,457)   (4,948,570)     (294,187)   (2,429,963)  (1,070,925)    (1,601,976)
Realized gain distributions            0            0    14,830,951       596,918     4,299,722            0      2,911,360
                              ----------  -----------  ------------   -----------  ------------  -----------    -----------
Net realized gains (losses)     (465,491)  (1,559,457)    9,882,381       302,731     1,869,759   (1,070,925)     1,309,384
                              ----------  -----------  ------------   -----------  ------------  -----------    -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period           201,577    2,613,418    23,179,157       243,721     2,492,877    1,060,810        193,025
   End of period                (519,614)  (2,770,292)  (31,344,221)   (1,343,310)   (7,789,281)  (4,610,260)    (6,840,899)
                              ----------  -----------  ------------   -----------  ------------  -----------    -----------
Change in net unrealized
   appreciation
   (depreciation) of
    investments                 (721,191)  (5,383,710)  (54,523,378)   (1,587,031)  (10,282,158)  (5,671,070)    (7,033,924)
                              ----------  -----------  ------------   -----------  ------------  -----------    -----------
Increase (decrease) in net
   assets from operations     $ (134,316) $(3,853,200) $(43,718,913)  $(1,204,349) $ (8,311,044) $(6,587,226)   $(5,609,692)
                              ==========  ===========  ============   ===========  ============  ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                                                               International
                              Fundamental     Global       Global        Growth        Growth-       High-      Diversified
                                 Growth        Bond       Equities   Opportunities     Income      Yield Bond     Equities
                               Portfolio    Portfolio    Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
                               (Class 1)    (Class 1)    (Class 1)     (Class 1)      (Class 1)    (Class 1)     (Class 1)
                              -----------  -----------  -----------  -------------  ------------  -----------  -------------
Investment income:
   Dividends                  $         0  $   658,818  $   192,153    $       0    $    344,347  $ 1,654,038   $   286,360
                              -----------  -----------  -----------    ---------    ------------  -----------   -----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                       (153,778)    (182,435)     (77,290)      (7,664)       (293,757)    (129,356)      (72,412)
                              -----------  -----------  -----------    ---------    ------------  -----------   -----------
Net investment income (loss)     (153,778)     476,383      114,863       (7,664)         50,590    1,524,682       213,948
                              -----------  -----------  -----------    ---------    ------------  -----------   -----------
Net realized gains (losses)
   from sale of securities     (1,581,205)     228,564     (694,382)     (21,314)     (3,690,297)  (1,078,387)     (156,304)
Realized gain distributions             0      125,222            0            0       3,842,879            0       203,047
                              -----------  -----------  -----------    ---------    ------------  -----------   -----------
Net realized gains (losses)    (1,581,205)     353,786     (694,382)     (21,314)        152,582   (1,078,387)       46,743
                              -----------  -----------  -----------    ---------    ------------  -----------   -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period         (1,831,011)   1,328,527      424,906       24,538        (906,685)    (657,311)    2,314,124
   End of period               (8,377,402)    (477,644)  (3,221,202)    (290,940)    (14,651,359)  (5,302,742)   (2,351,219)
                              -----------  -----------  -----------    ---------    ------------  -----------   -----------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (6,546,391)  (1,806,171)  (3,646,108)    (315,478)    (13,744,674)  (4,645,431)   (4,665,343)
                              -----------  -----------  -----------    ---------    ------------  -----------   -----------
Increase (decrease) in net
   assets from operations     $(8,281,374) $  (976,002) $(4,225,627)   $(344,456)   $(13,541,502) $(4,199,136)  $(4,404,652)
                              ===========  ===========  ===========    =========    ============  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                              International        MFS                                                   Small
                                  Growth      Massachusetts     MFS Total     Mid-Cap                   Company
                                and Income      Investors        Return        Growth    Real Estate     Value     Technology
                                Portfolio    Trust Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                (Class 1)       (Class 1)       (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                              -------------  ---------------  ------------  -----------  -----------  -----------  ----------
Investment income:
   Dividends                  $    668,919     $    49,482    $  4,524,518  $         0  $   323,522  $    26,245  $       0
                              ------------     -----------    ------------  -----------  -----------  -----------  ---------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                        (181,845)        (36,632)     (1,089,629)     (25,485)     (76,520)     (56,388)    (2,614)
                              ------------     -----------    ------------  -----------  -----------  -----------  ---------
Net investment income (loss)       487,074          12,850       3,434,889      (25,485)     247,002      (30,143)    (2,614)
                              ------------     -----------    ------------  -----------  -----------  -----------  ---------
Net realized gains (losses)
   from sale of securities      (3,203,960)        (95,488)     (7,622,734)    (402,738)  (1,804,696)    (154,808)   (45,739)
Realized gain distributions      2,397,418               0       9,425,910            0    1,349,607       63,626          0
                              ------------     -----------    ------------  -----------  -----------  -----------  ---------
Net realized gains (losses)       (806,542)        (95,488)      1,803,176     (402,738)    (455,089)     (91,182)   (45,739)
                              ------------     -----------    ------------  -----------  -----------  -----------  ---------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period           2,938,910       1,118,896       2,203,003       (5,763)    (596,098)   1,228,425    (47,261)
   End of period               (10,625,120)       (598,649)    (36,381,248)    (967,542)  (6,058,412)    (705,508)  (143,377)
                              ------------     -----------    ------------  -----------  -----------  -----------  ---------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (13,564,030)     (1,717,545)    (38,584,251)    (961,779)  (5,462,314)  (1,933,933)   (96,116)
                              ------------     -----------    ------------  -----------  -----------  -----------  ---------
Increase (decrease) in net
   assets from operations     $(13,883,498)    $(1,800,183)   $(33,346,186) $(1,390,002) $(5,670,401) $(2,055,258) $(144,469)
                              ============     ===========    ============  ===========  ===========  ===========  =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                             Total
                                Telecom      Return   Aggressive    Alliance              Blue Chip    Capital
                                Utility       Bond      Growth       Growth     Balanced    Growth      Growth
                               Portfolio   Portfolio   Portfolio   Portfolio   Portfolio  Portfolio   Portfolio
                               (Class 1)   (Class 1)   (Class 3)   (Class 3)   (Class 3)  (Class 3)   (Class 3)
                              -----------  ---------  ----------  -----------  ---------  ---------  -----------
Investment income:
   Dividends                  $    77,099  $ 316,909  $   1,590   $         0  $  58,015  $   1,394  $         0
                              -----------  ---------  ---------   -----------  ---------  ---------  -----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                        (29,838)   (91,405)    (3,509)     (105,061)   (14,416)    (6,266)     (24,456)
                              -----------  ---------  ---------   -----------  ---------  ---------  -----------
Net investment income (loss)       47,261    225,504     (1,919)     (105,061)    43,599     (4,872)     (24,456)
                              -----------  ---------  ---------   -----------  ---------  ---------  -----------
Net realized gains (losses)
   from sale of securities       (246,355)    (5,838)   (44,975)     (536,425)  (201,475)    (6,783)    (116,005)
Realized gain distributions             0          0          0             0          0          0            0
                              -----------  ---------  ---------   -----------  ---------  ---------  -----------
Net realized gains (losses)      (246,355)    (5,838)   (44,975)     (536,425)  (201,475)    (6,783)    (116,005)
                              -----------  ---------  ---------   -----------  ---------  ---------  -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period            221,006    (36,203)   (54,677)      581,054    (40,825)    12,098       90,805
   End of period                 (944,230)   563,091   (291,993)   (3,902,093)  (307,556)  (227,597)  (1,255,672)
                              -----------  ---------  ---------   -----------  ---------  ---------  -----------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (1,165,236)   599,294   (237,316)   (4,483,147)  (266,731)  (239,695)  (1,346,477)
                              -----------  ---------  ---------   -----------  ---------  ---------  -----------
Increase (decrease) in net
   assets from operations     $(1,364,330) $ 818,960  $(284,210)  $(5,124,633) $(424,607) $(251,350) $(1,486,938)
                              ===========  =========  =========   ===========  =========  =========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                  (continued)

                                                           Davis     "Dogs" of
                                 Cash      Corporate      Venture       Wall      Emerging      Equity         Foreign
                              Management      Bond         Value       Street     Markets    Opportunities      Value
                               Portfolio   Portfolio     Portfolio   Portfolio   Portfolio     Portfolio      Portfolio
                               (Class 3)   (Class 3)     (Class 3)   (Class 3)   (Class 3)     (Class 3)      (Class 3)
                              ----------  -----------  ------------  ---------  -----------  -------------  ------------
Investment income:
   Dividends                  $ 691,561   $ 6,226,391  $  1,232,906  $  22,544  $   112,570    $  11,465    $  1,274,632
                              ---------   -----------  ------------  ---------  -----------    ---------    ------------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                     (173,417)   (1,185,361)     (629,205)    (5,694)     (52,587)      (6,851)       (326,758)
                              ---------   -----------  ------------  ---------  -----------    ---------    ------------
Net investment income (loss)    518,144     5,041,030       603,701     16,850       59,983        4,614         947,874
                              ---------   -----------  ------------  ---------  -----------    ---------    ------------
Net realized gains (losses)
   from sale of securities     (349,694)   (1,300,808)     (567,004)  (150,775)  (2,044,001)     (94,703)       (451,836)
Realized gain distributions           0             0    12,820,105    128,915    2,706,612      180,264       3,752,536
                              ---------   -----------  ------------  ---------  -----------    ---------    ------------
Net realized gains (losses)    (349,694)   (1,300,808)   12,253,101    (21,860)     662,611       85,561       3,300,700
                              ---------   -----------  ------------  ---------  -----------    ---------    ------------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period           30,984     1,898,946    (2,461,845)   (45,736)      59,826     (108,874)       (273,111)
   End of period               (231,846)   (5,617,105)  (49,327,244)  (298,950)  (4,356,918)    (530,625)    (23,098,681)
                              ---------   -----------  ------------  ---------  -----------    ---------    ------------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (262,830)   (7,516,051)  (46,865,399)  (253,214)  (4,416,744)    (421,751)    (22,825,570)
                              ---------   -----------  ------------  ---------  -----------    ---------    ------------
Increase (decrease) in net
   assets from operations     $ (94,380)  $(3,775,829) $(34,008,597) $(258,224) $(3,694,150)   $(331,576)   $(18,576,996)
                              =========   ===========  ============  =========  ===========    =========    ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                  (continued)

                                                                                                               International
                              Fundamental     Global      Global       Growth                     High-Yield    Diversified
                                 Growth        Bond      Equities  Opportunities  Growth-Income      Bond        Equities
                               Portfolio    Portfolio   Portfolio    Portfolio      Portfolio      Portfolio     Portfolio
                               (Class 3)    (Class 3)   (Class 3)    (Class 3)      (Class 3)      (Class 3)     (Class 3)
                              -----------  -----------  ---------  -------------  ------------   ------------  -------------
Investment income:
   Dividends                  $         0  $   604,646  $  28,611   $         0    $    47,516   $  3,414,648   $   210,688
                              -----------  -----------  ---------   -----------    -----------   ------------   -----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                        (20,218)    (158,394)   (10,255)      (49,097)       (41,001)      (239,977)      (44,204)
                              -----------  -----------  ---------   -----------    -----------   ------------   -----------
Net investment income (loss)      (20,218)     446,252     18,356       (49,097)         6,515      3,174,671       166,484
                              -----------  -----------  ---------   -----------    -----------   ------------   -----------
Net realized gains (losses)
   from sale of securities       (183,867)     256,868   (165,721)          328       (548,001)      (536,638)     (255,518)
Realized gain distributions             0      123,458          0             0        745,965              0       163,120
                              -----------  -----------  ---------   -----------    -----------   ------------   -----------
Net realized gains (losses)      (183,867)     380,326   (165,721)          328        197,964       (536,638)      (92,398)
                              -----------  -----------  ---------   -----------    -----------   ------------   -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period             58,863      667,358     (7,509)       24,432       (339,199)    (1,153,743)      206,866
   End of period               (1,111,753)    (689,749)  (576,087)   (1,450,023)    (3,049,062)   (11,980,544)   (3,007,767)
                              -----------  -----------  ---------   -----------    -----------   ------------   -----------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (1,170,616)  (1,357,107)  (568,578)   (1,474,455)    (2,709,863)   (10,826,801)   (3,214,633)
                              -----------  -----------  ---------   -----------    -----------   ------------   -----------
Increase (decrease) in net
   assets from operations     $(1,374,701) $  (530,529) $(715,943)  $(1,523,224)   $(2,505,384)  $ (8,188,768)  $(3,140,547)
                              ===========  ===========  =========   ===========    ===========   ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                  (continued)

                              International                     MFS
                                 Growth         Marsico    Massachusetts       MFS                                Small &
                                   and          Focused      Investors        Total      Mid-Cap       Real       Mid Cap
                                 Income         Growth         Trust         Return       Growth      Estate       Value
                                Portfolio      Portfolio     Portfolio      Portfolio   Portfolio   Portfolio    Portfolio
                                (Class 3)      (Class 3)     (Class 3)      (Class 3)   (Class 3)   (Class 3)    (Class 3)
                              -------------  ------------  ------------   ------------  ---------  -----------  -----------
Investment income:
   Dividends                  $    804,656   $     7,015    $    56,882   $  3,969,249  $       0  $   348,894  $    50,945
                              ------------   -----------    -----------   ------------  ---------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                        (209,733)      (22,431)       (66,069)    (1,000,405)   (11,829)     (86,252)    (180,789)
                              ------------   -----------    -----------   ------------  ---------  -----------  -----------
Net investment income (loss)       594,923       (15,416)        (9,187)     2,968,844    (11,829)     262,642     (129,844)
                              ------------   -----------    -----------   ------------  ---------  -----------  -----------
Net realized gains (losses)
   from sale of securities        (570,197)     (248,944)           (52)    (2,082,441)   (54,698)    (326,128)     (54,359)
Realized gain distributions      3,241,880       623,747              0      9,047,865          0    1,617,478    1,793,079
                              ------------   -----------    -----------   ------------  ---------  -----------  -----------
Net realized gains (losses)      2,671,683       374,803            (52)     6,965,424    (54,698)   1,291,350    1,738,720
                              ------------   -----------    -----------   ------------  ---------  -----------  -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period          (1,908,366)       14,356          8,830     (6,654,711)    80,027   (1,367,355)    (556,775)
   End of period               (20,678,867)   (1,632,044)    (1,602,222)   (46,163,304)  (471,940)  (8,064,363)  (8,038,389)
                              ------------   -----------    -----------   ------------  ---------  -----------  -----------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (18,770,501)   (1,646,400)    (1,611,052)   (39,508,593)  (551,967)  (6,697,008)  (7,481,614)
                              ------------   -----------    -----------   ------------  ---------  -----------  -----------
Increase (decrease) in net
   assets from operations     $(15,503,895)  $(1,287,013)   $(1,620,291)  $(29,574,325) $(618,494) $(5,143,016) $(5,872,738)
                              ============   ===========    ===========   ============  =========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                 Small
                                Company                 Telecom      Total       Capital                     Growth and
                                 Value     Technology   Utility   Return Bond     Growth       Comstock        Income
                               Portfolio    Portfolio  Portfolio   Portfolio    Portfolio     Portfolio      Portfolio
                               (Class 3)    (Class 3)  (Class 3)   (Class 3)    (Class II)    (Class II)     (Class II)
                              -----------  ----------  ---------  -----------  -----------  -------------  -------------
Investment income:
   Dividends                  $    40,742  $       0   $  20,502  $  714,676   $         0  $   5,945,881  $   5,305,092
                              -----------  ---------   ---------  ----------   -----------  -------------  -------------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                       (146,178)    (2,910)     (6,435)   (213,276)      (56,172)    (2,086,132)    (2,068,124)
                              -----------  ---------   ---------  ----------   -----------  -------------  -------------
Net investment income (loss)     (105,436)    (2,910)     14,067     501,400       (56,172)     3,859,749      3,236,968
                              -----------  ---------   ---------  ----------   -----------  -------------  -------------
Net realized gains (losses)
   from sale of securities       (117,891)   (65,722)   (130,217)    116,243      (270,866)   (13,548,162)    (7,458,411)
Realized gain distributions       237,067          0           0           0             0              0              0
                              -----------  ---------   ---------  ----------   -----------  -------------  -------------
Net realized gains (losses)       119,176    (65,722)   (130,217)    116,243      (270,866)   (13,548,162)    (7,458,411)
                              -----------  ---------   ---------  ----------   -----------  -------------  -------------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period         (1,046,676)   (24,468)     16,318     (22,908)    1,945,046    (25,461,741)    (5,328,469)
   End of period               (7,314,764)  (124,395)   (267,278)  2,291,492    (1,173,862)  (126,179,816)  (103,518,228)
                              -----------  ---------   ---------  ----------   -----------  -------------  -------------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (6,268,088)   (99,927)   (283,596)  2,314,400    (3,118,908)  (100,718,075)   (98,189,759)
                              -----------  ---------   ---------  ----------   -----------  -------------  -------------
Increase (decrease) in net
   assets from operations     $(6,254,348) $(168,559)  $(399,746) $2,932,043   $(3,445,946) $(110,406,488) $(102,411,202)
                              ===========  =========   =========  ==========   ===========  =============  =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                                                                        Franklin
                               Growth and      Mid Cap        Asset          Global                       Growth-        Income
                                 Income         Value       Allocation       Growth         Growth         Income      Securities
                                Portfolio     Portfolio        Fund           Fund           Fund           Fund          Fund
                               (Class VC)    (Class VC)     (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Investment income:
   Dividends                  $  2,918,148  $  1,583,822  $   9,939,564  $   6,247,876  $   2,327,025  $   8,813,759  $    75,118
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                      (1,396,421)     (918,216)    (2,926,057)    (2,489,723)    (2,053,981)    (3,738,206)     (40,585)
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Net investment income (loss)     1,521,727       665,606      7,013,507      3,758,153        273,044      5,075,553       34,533
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Net realized gains (losses)
   from sale of securities      (9,426,122)  (14,019,558)    (7,664,160)    (5,794,326)    (9,470,261)   (14,867,604)    (315,845)
Realized gain distributions        683,160     5,292,470     15,459,453     27,934,723     31,976,146     33,428,651       31,453
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Net realized gains (losses)     (8,742,962)   (8,727,088)     7,795,293     22,140,397     22,505,885     18,561,047     (284,392)
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period          (2,868,200)  (20,847,328)    22,497,476     53,253,782     38,454,932     32,719,750       15,236
   End of period               (78,247,481)  (65,948,986)  (102,473,873)  (106,666,257)  (108,461,223)  (188,735,411)    (760,324)
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (75,379,281)  (45,101,658)  (124,971,349)  (159,920,039)  (146,916,155)  (221,455,161)    (775,560)
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Increase (decrease) in net
   assets from operations     $(82,600,516) $(53,163,140) $(110,162,549) $(134,021,489) $(124,137,226) $(197,818,561) $(1,025,419)
                              ============  ============  =============  =============  =============  =============  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                 Franklin
                               Templeton VIP
                              Founding Funds
                                Allocation
                                   Fund
                                 (Class 2)
                              --------------
Investment income:
   Dividends                   $   384,892
                               -----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                         (84,003)
                               -----------
Net investment income (loss)       300,889
                               -----------
Net realized gains (losses)
   from sale of securities        (435,769)
Realized gain distributions        381,764
                               -----------
Net realized gains (losses)        (54,005)
                               -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period              18,643
   End of period                (2,952,996)
                               -----------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                  (2,971,639)
                               -----------
Increase (decrease) in net
   assets from operations      $(2,724,755)
                               ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009

                                                                Government                                             Government
                                       Asset        Capital     and Quality                   Asset        Capital    and Quality
                                     Allocation  Appreciation      Bond         Growth      Allocation  Appreciation      Bond
                                     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                     (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 3)     (Class 3)    (Class 3)
                                    -----------  ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   337,493  $   (889,833) $  2,856,922  $    (20,836) $    86,817  $   (862,517) $ 2,065,765
   Net realized gains (losses)        1,503,412    16,985,174        40,509     4,120,141      245,330    22,126,605      169,855
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (5,598,965)  (60,515,654)     (610,443)  (29,430,441)  (1,225,016)  (66,606,907)      49,016
                                    -----------  ------------  ------------  ------------  -----------  ------------  -----------
   Increase (decrease) in net
      assets from operations         (3,758,060)  (44,420,313)    2,286,988   (25,331,136)    (892,869)  (45,342,819)   2,284,636
                                    -----------  ------------  ------------  ------------  -----------  ------------  -----------
From capital transactions:
      Net proceeds from units sold       90,230       332,671       223,265       178,815       50,656     4,242,761    4,328,526
      Cost of units redeemed         (2,115,715)  (12,292,920)  (16,110,632)   (7,094,564)    (243,342)   (6,115,775)  (6,511,205)
      Net transfers                     237,692    (3,550,817)    7,398,841    (3,520,382)     760,693    30,736,692   26,179,872
      Contract maintenance charge             0             0             0             0       (1,073)      (20,980)     (11,915)
                                    -----------  ------------  ------------  ------------  -----------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   (1,787,793)  (15,511,066)   (8,488,526)  (10,436,131)     566,934    28,842,698   23,985,278
                                    -----------  ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets    (5,545,853)  (59,931,379)   (6,201,538)  (35,767,267)    (325,935)  (16,500,121)  26,269,914
Net assets at beginning of period    17,088,965   131,934,651    92,173,031    73,973,227    3,820,926   110,634,862   55,105,056
                                    -----------  ------------  ------------  ------------  -----------  ------------  -----------
Net assets at end of period         $11,543,112  $ 72,003,272  $ 85,971,493  $ 38,205,960  $ 3,494,991  $ 94,134,741  $81,374,970
                                    ===========  ============  ============  ============  ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             5,053        16,843        12,839         9,068        4,068       300,650      297,720
   Units redeemed                      (129,817)     (859,777)   (1,049,723)     (618,458)     (21,817)     (521,314)    (447,369)
   Units transferred                     28,612      (331,272)      512,982      (365,518)      63,453     2,303,874    1,816,388
                                    -----------  ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in units
   outstanding                          (96,152)   (1,174,206)     (523,902)     (974,908)      45,704     2,083,210    1,666,739
Beginning units                         869,404     7,277,987     5,992,724     4,982,926      265,948     6,845,459    3,775,931
                                    -----------  ------------  ------------  ------------  -----------  ------------  -----------
Ending units                            773,252     6,103,781     5,468,822     4,008,018      311,652     8,928,669    5,442,670
                                    ===========  ============  ============  ============  ===========  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                                                    Blue
                                             Natural     Aggressive     Alliance                    Chip       Capital
                                Growth      Resources      Growth        Growth      Balanced      Growth      Growth
                               Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                               (Class 3)    (Class 3)    (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                              -----------  -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   (13,665) $    (2,784) $   (17,719) $   (269,067) $    569,408  $   (3,883) $  (11,903)
   Net realized gains
      (losses)                    674,796    1,076,677   (1,086,115)   (3,898,768)   (2,330,480)    (33,817)    (93,257)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments              (2,544,404)  (6,593,452)  (2,340,009)   (7,355,207)   (4,410,490)   (454,175)   (618,584)
                              -----------  -----------  -----------  ------------  ------------  ----------  ----------
   Increase (decrease) in
      net assets from
      operations               (1,883,273)  (5,519,559)  (3,443,843)  (11,523,042)   (6,171,562)   (491,875)   (723,744)
                              -----------  -----------  -----------  ------------  ------------  ----------  ----------
From capital transactions:
      Net proceeds from
         units sold               219,478       96,462       58,359       147,420       105,757       2,622          28
      Cost of units redeemed     (175,070)    (654,500)    (671,102)   (4,105,947)   (4,579,862)   (170,742)   (133,322)
      Net transfers             1,916,385    3,548,847     (289,388)   (1,485,678)     (540,136)     (9,957)     91,598
      Contract maintenance
         charge                      (844)      (1,512)           0             0             0           0           0
                              -----------  -----------  -----------  ------------  ------------  ----------  ----------
   Increase (decrease) in
      net assets from
      capital transactions      1,959,949    2,989,297     (902,131)   (5,444,205)   (5,014,241)   (178,077)    (41,696)
                              -----------  -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net
   assets                          76,676   (2,530,262)  (4,345,974)  (16,967,247)  (11,185,803)   (669,952)   (765,440)
Net assets at beginning of
   period                       3,893,356    9,051,703    7,886,613    38,382,318    28,239,635   1,608,902   1,943,884
                              -----------  -----------  -----------  ------------  ------------  ----------  ----------
Net assets at end of period   $ 3,970,032  $ 6,521,441  $ 3,540,639  $ 21,415,071  $ 17,053,832  $  938,950  $1,178,444
                              ===========  ===========  ===========  ============  ============  ==========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                      21,657        7,557        6,564         4,791         6,173         529           5
   Units redeemed                 (19,584)     (78,643)     (68,831)     (257,826)     (347,971)    (34,418)    (21,201)
   Units transferred              174,488      318,584      (38,708)     (114,676)      (30,924)     (3,325)     16,053
                              -----------  -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in units
   outstanding                    176,561      247,498     (100,975)     (367,711)     (372,722)    (37,214)     (5,143)
Beginning units                   296,113      617,073      584,193     1,797,555     1,878,292     248,749     217,046
                              -----------  -----------  -----------  ------------  ------------  ----------  ----------
Ending units                      472,674      864,571      483,218     1,429,844     1,505,570     211,535     211,903
                              ===========  ===========  ===========  ============  ============  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                              Davis        "Dogs"
                                  Cash        Corporate      Venture      of Wall      Emerging       Equity        Equity
                               Management        Bond         Value        Street       Markets       Index      Opportunities
                                Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                              ------------  ------------  ------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $  1,052,366  $  3,089,967  $    922,084  $    79,951  $    101,355  $    154,769   $   114,848
   Net realized gains
      (losses)                    (465,491)   (1,559,457)    9,882,381      302,731     1,869,759    (1,070,925)    1,309,384
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                 (721,191)   (5,383,710)  (54,523,378)  (1,587,031)  (10,282,158)   (5,671,070)   (7,033,924)
                              ------------  ------------  ------------  -----------  ------------  ------------   -----------
   Increase (decrease) in
      net assets from
      operations                  (134,316)   (3,853,200)  (43,718,913)  (1,204,349)   (8,311,044)   (6,587,226)   (5,609,692)
                              ------------  ------------  ------------  -----------  ------------  ------------   -----------
From capital transactions:
      Net proceeds from
         units sold              1,409,558       136,898       315,395       12,727        62,610        63,353        70,159
      Cost of units redeemed   (53,286,153)  (12,824,225)  (11,083,833)    (374,370)   (1,561,268)   (2,701,845)   (1,862,740)
      Net transfers             64,181,716      (492,553)   (5,216,814)     (64,231)   (1,471,520)     (790,313)     (527,801)
      Contract maintenance
         charge                          0             0             0            0             0             0             0
                              ------------  ------------  ------------  -----------  ------------  ------------   -----------
   Increase (decrease) in
      net assets from
      capital transactions      12,305,121   (13,179,880)  (15,985,252)    (425,874)   (2,970,178)   (3,428,805)   (2,320,382)
                              ------------  ------------  ------------  -----------  ------------  ------------   -----------
Increase (decrease) in net
   assets                       12,170,805   (17,033,080)  (59,704,165)  (1,630,223)  (11,281,222)  (10,016,031)   (7,930,074)
Net assets at beginning of
   period                       32,502,964    93,350,119   124,976,792    3,993,931    19,068,073    19,373,157    18,231,057
                              ------------  ------------  ------------  -----------  ------------  ------------   -----------
Net assets at end of period   $ 44,673,769  $ 76,317,039  $ 65,272,627  $ 2,363,708  $  7,786,851  $  9,357,126   $10,300,983
                              ============  ============  ============  ===========  ============  ============   ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                      116,683         8,729        13,552        1,143         2,803         7,898         6,737
   Units redeemed               (4,401,449)     (872,450)     (837,868)     (35,710)      (83,598)     (342,801)     (183,752)
   Units transferred             5,342,469       (53,463)     (447,461)      (7,445)      (74,996)     (120,691)      (60,044)
                              ------------  ------------  ------------  -----------  ------------  ------------   -----------
Increase (decrease) in units
   outstanding                   1,057,703      (917,184)   (1,271,777)     (42,012)     (155,791)     (455,594)     (237,059)
Beginning units                  2,585,728     5,908,285     7,123,996      303,915       687,305     1,882,083     1,374,566
                              ------------  ------------  ------------  -----------  ------------  ------------   -----------
Ending units                     3,643,431     4,991,101     5,852,219      261,903       531,514     1,426,489     1,137,507
                              ============  ============  ============  ===========  ============  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                                                                 International
                               Fundamental     Global       Global        Growth                     High-Yield   Diversified
                                 Growth         Bond       Equities   Opportunities  Growth-Income      Bond       Equities
                                Portfolio    Portfolio    Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                (Class 1)    (Class 1)    (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                              ------------  -----------  -----------  -------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   (153,778) $   476,383  $   114,863   $   (7,664)   $     50,590   $ 1,524,682   $   213,948
   Net realized gains
      (losses)                  (1,581,205)     353,786     (694,382)     (21,314)        152,582    (1,078,387)       46,743
   Change in net unrealized
      appreciation
      (depreciation) of
      investments               (6,546,391)  (1,806,171)  (3,646,108)    (315,478)    (13,744,674)   (4,645,431)   (4,665,343)
                              ------------  -----------  -----------   ----------    ------------   -----------   -----------
   Increase (decrease) in
      net assets from
      operations                (8,281,374)    (976,002)  (4,225,627)    (344,456)    (13,541,502)   (4,199,136)   (4,404,652)
                              ------------  -----------  -----------   ----------    ------------   -----------   -----------
From capital transactions:
      Net proceeds from
         units sold                 44,257       44,677       58,588       10,063         132,791        33,269        54,418
      Cost of units
         redeemed               (2,247,293)  (4,385,105)    (977,407)     (87,872)     (4,232,349)   (2,347,415)     (839,161)
      Net transfers               (559,257)     978,492     (520,225)     137,690      (1,520,542)    1,331,158      (350,364)
      Contract maintenance
         charge                          0            0            0            0               0             0             0
                              ------------  -----------  -----------   ----------    ------------   -----------   -----------
   Increase (decrease) in
      net assets from
      capital transactions      (2,762,293)  (3,361,936)  (1,439,044)      59,881      (5,620,100)     (982,988)   (1,135,107)
                              ------------  -----------  -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
   assets                      (11,043,667)  (4,337,938)  (5,664,671)    (284,575)    (19,161,602)   (5,182,124)   (5,539,759)
Net assets at beginning of
   period                       21,612,238   20,864,229   10,592,395    1,077,783      38,263,550    17,677,184    10,620,895
                              ------------  -----------  -----------   ----------    ------------   -----------   -----------
Net assets at end of period   $ 10,568,571  $16,526,291  $ 4,927,724   $  793,208    $ 19,101,948   $12,495,060   $ 5,081,136
                              ============  ===========  ===========   ==========    ============   ===========   ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                        4,161        2,771        3,345        1,633           4,715         1,821         3,748
   Units redeemed                 (257,831)    (287,803)     (80,389)     (16,803)       (278,488)     (180,383)      (92,464)
   Units transferred               (83,731)      69,570      (54,648)      27,601         (98,305)      126,878       (55,589)
                              ------------  -----------  -----------   ----------    ------------   -----------   -----------
Increase (decrease) in units
   outstanding                    (337,401)    (215,462)    (131,692)      12,431        (372,078)      (51,684)     (144,305)
Beginning units                  1,859,610    1,270,133      620,943      175,626       1,960,560     1,122,869       842,165
                              ------------  -----------  -----------   ----------    ------------   -----------   -----------
Ending units                     1,522,209    1,054,671      489,251      188,057       1,588,482     1,071,185       697,860
                              ============  ===========  ===========   ==========    ============   ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                              International       MFS
                                  Growth     Massachusetts       MFS                                   Small
                                   and         Investors        Total       Mid-Cap        Real       Company
                                  Income         Trust         Return        Growth       Estate       Value     Technology
                                Portfolio      Portfolio      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                (Class 1)      (Class 1)      (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                              -------------  -------------  ------------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $    487,074    $    12,850   $  3,434,889  $   (25,485) $   247,002  $   (30,143) $  (2,614)
   Net realized gains
      (losses)                    (806,542)       (95,488)     1,803,176     (402,738)    (455,089)     (91,182)   (45,739)
   Change in net unrealized
      appreciation
      (depreciation) of
         investments           (13,564,030)    (1,717,545)   (38,584,251)    (961,779)  (5,462,314)  (1,933,933)   (96,116)
                              ------------    -----------   ------------  -----------  -----------  -----------  ---------
   Increase (decrease) in
      net assets from
      operations               (13,883,498)    (1,800,183)   (33,346,186)  (1,390,002)  (5,670,401)  (2,055,258)  (144,469)
                              ------------    -----------   ------------  -----------  -----------  -----------  ---------
From capital transactions:
   Net proceeds from units
      sold                         110,969            209        186,465        1,716       61,201       45,297         59
   Cost of units redeemed       (2,568,582)      (655,314)   (18,379,757)    (324,252)  (1,079,437)    (802,866)   (50,654)
   Net transfers                (3,853,104)      (212,701)    (7,527,896)    (237,551)    (538,064)     (52,184)    18,980
   Contract maintenance
      charge                             0              0              0            0            0            0          0
                              ------------    -----------   ------------  -----------  -----------  -----------  ---------
   Increase (decrease) in
      net assets from
      capital transactions      (6,310,717)      (867,806)   (25,721,188)    (560,087)  (1,556,300)    (809,753)   (31,615)
                              ------------    -----------   ------------  -----------  -----------  -----------  ---------
Increase (decrease) in net
   assets                      (20,194,215)    (2,667,989)   (59,067,374)  (1,950,089)  (7,226,701)  (2,865,011)  (176,084)
Net assets at beginning of
   period                       31,204,073      5,753,833    161,294,974    4,268,355   11,983,610    6,218,989    429,037
                              ------------    -----------   ------------  -----------  -----------  -----------  ---------
Net assets at end of period   $ 11,009,858    $ 3,085,844   $102,227,600  $ 2,318,266  $ 4,756,909  $ 3,353,978  $ 252,953
                              ============    ===========   ============  ===========  ===========  ===========  =========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                        7,184             23         12,510          210        2,383        2,002         43
   Units redeemed                 (227,232)       (70,435)    (1,359,506)     (45,133)     (50,625)     (41,816)   (27,570)
   Units transferred              (397,065)       (33,681)      (607,990)     (34,588)     (34,242)     (10,802)    11,192
                              ------------    -----------   ------------  -----------  -----------  -----------  ---------
Increase (decrease) in units
   outstanding                    (617,113)      (104,093)    (1,954,986)     (79,511)     (82,484)     (50,616)   (16,335)
Beginning units                  1,900,582        492,672     10,055,681      441,212      382,374      247,131    177,656
                              ------------    -----------   ------------  -----------  -----------  -----------  ---------
Ending units                     1,283,469        388,579      8,100,695      361,701      299,890      196,515    161,321
                              ============    ===========   ============  ===========  ===========  ===========  =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                              Total                                             Blue
                                Telecom       Return    Aggressive    Alliance                  Chip      Capital
                                Utility        Bond       Growth       Growth     Balanced     Growth      Growth
                               Portfolio    Portfolio    Portfolio   Portfolio    Portfolio  Portfolio   Portfolio
                               (Class 1)    (Class 1)    (Class 3)   (Class 3)    (Class 3)  (Class 3)   (Class 3)
                              -----------  -----------  ----------  -----------  ----------  ---------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $    47,261  $   225,504  $  (1,919)  $  (105,061) $   43,599  $  (4,872) $   (24,456)
   Net realized gains
      (losses)                   (246,355)      (5,838)   (44,975)     (536,425)   (201,475)    (6,783)    (116,005)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments              (1,165,236)     599,294   (237,316)   (4,483,147)   (266,731)  (239,695)  (1,346,477)
                              -----------  -----------  ---------   -----------  ----------  ---------  -----------
   Increase (decrease) in
      net assets from
      operations               (1,364,330)     818,960   (284,210)   (5,124,633)   (424,607)  (251,350)  (1,486,938)
                              -----------  -----------  ---------   -----------  ----------  ---------  -----------
From capital transactions:
      Net proceeds from
         units sold                27,314       29,789     32,507        87,529     133,736      8,046       47,119
      Cost of units redeemed     (413,030)  (1,522,420)   (32,031)     (939,572)   (287,511)   (31,152)    (113,734)
      Net transfers                (8,340)   9,055,744     83,440      (163,609)  1,035,073    416,311    1,733,913
      Contract maintenance
         charge                         0            0       (114)       (2,876)       (376)      (177)        (623)
                              -----------  -----------  ---------   -----------  ----------  ---------  -----------
   Increase (decrease) in
      net assets from
      capital transactions       (394,056)   7,563,113     83,802    (1,018,528)    880,922    393,028    1,666,675
                              -----------  -----------  ---------   -----------  ----------  ---------  -----------
Increase (decrease) in net
   assets                      (1,758,386)   8,382,073   (200,408)   (6,143,161)    456,315    141,678      179,737
Net assets at beginning of
   period                       3,621,268    7,169,673    525,484    16,426,222   1,535,078    739,922    2,814,010
                              -----------  -----------  ---------   -----------  ----------  ---------  -----------
Net assets at end of period   $ 1,862,882  $15,551,746  $ 325,076   $10,283,061  $1,991,393  $ 881,600  $ 2,993,747
                              ===========  ===========  =========   ===========  ==========  =========  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                       2,816        1,765      3,231        13,060      15,474      1,222        5,861
   Units redeemed                 (33,109)     (93,468)    (5,127)     (147,053)    (35,204)    (6,377)     (18,737)
   Units transferred               (6,576)     562,755      9,543       (33,436)    128,332     90,192      239,378
                              -----------  -----------  ---------   -----------  ----------  ---------  -----------
Increase (decrease) in units
   outstanding                    (36,869)     471,052      7,647      (167,429)    108,602     85,037      226,502
Beginning units                   222,071      431,252     54,796     1,941,059     157,604    114,836      315,718
                              -----------  -----------  ---------   -----------  ----------  ---------  -----------
Ending units                      185,202      902,304     62,443     1,773,630     266,206    199,873      542,220
                              ===========  ===========  =========   ===========  ==========  =========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                              Davis       "Dogs"
                                  Cash        Corporate      Venture     of Wall     Emerging      Equity        Foreign
                               Management       Bond          Value       Street     Markets    Opportunities     Value
                                Portfolio     Portfolio     Portfolio   Portfolio   Portfolio     Portfolio     Portfolio
                                (Class 3)     (Class 3)     (Class 3)   (Class 3)   (Class 3)     (Class 3)     (Class 3)
                              ------------  ------------  ------------  ---------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $    518,144  $  5,041,030  $    603,701  $  16,850  $    59,983    $   4,614    $    947,874
   Net realized gains
      (losses)                    (349,694)   (1,300,808)   12,253,101    (21,860)     662,611       85,561       3,300,700
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                 (262,830)   (7,516,051)  (46,865,399)  (253,214)  (4,416,744)    (421,751)    (22,825,570)
                              ------------  ------------  ------------  ---------  -----------    ---------    ------------
   Increase (decrease) in
      net assets from
      operations                   (94,380)   (3,775,829)  (34,008,597)  (258,224)  (3,694,150)    (331,576)    (18,576,996)
                              ------------  ------------  ------------  ---------  -----------    ---------    ------------
From capital transactions:
      Net proceeds from
         units sold              2,036,889     7,196,162     4,345,442     45,489      733,559       47,304       3,999,983
      Cost of units redeemed   (16,797,617)   (8,799,417)   (4,824,600)   (35,946)    (384,517)    (129,982)     (2,471,964)
      Net transfers             26,405,927    42,666,311    29,043,567    (24,076)   4,921,533      175,028      23,008,308
      Contract maintenance
         charge                     (4,299)      (27,551)      (15,546)      (160)      (1,081)        (162)         (6,553)
                              ------------  ------------  ------------  ---------  -----------    ---------    ------------
   Increase (decrease) in
      net assets from
      capital transactions      11,640,900    41,035,505    28,548,863    (14,693)   5,269,494       92,188      24,529,774
                              ------------  ------------  ------------  ---------  -----------    ---------    ------------
Increase (decrease) in net
   assets                       11,546,520    37,259,676    (5,459,734)  (272,917)   1,575,344     (239,388)      5,952,778
Net assets at beginning of
   period                       10,769,286   117,474,094    81,616,529    869,654    5,869,661      966,485      38,732,779
                              ------------  ------------  ------------  ---------  -----------    ---------    ------------
Net assets at end of period   $ 22,315,806  $154,733,770  $ 76,156,795  $ 596,737  $ 7,445,005    $ 727,097    $ 44,685,557
                              ============  ============  ============  =========  ===========    =========    ============
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                      171,140       479,612       336,404      3,410       32,618        4,496         428,134
   Units redeemed               (1,412,744)     (612,003)     (438,195)    (3,486)     (22,862)     (12,562)       (320,337)
   Units transferred             2,219,251     2,873,399     2,520,734        272      248,286       16,508       2,852,512
                              ------------  ------------  ------------  ---------  -----------    ---------    ------------
Increase (decrease) in units
   outstanding                     977,647     2,741,008     2,418,943        196      258,042        8,442       2,960,309
Beginning units                    903,247     7,546,558     5,189,859     58,757      187,242       77,706       3,247,960
                              ------------  ------------  ------------  ---------  -----------    ---------    ------------
Ending units                     1,880,894    10,287,566     7,608,802     58,953      445,284       86,148       6,208,269
                              ============  ============  ============  =========  ===========    =========    ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                                                     High-     International
                               Fundamental     Global      Global        Growth       Growth-        Yield      Diversified
                                 Growth         Bond      Equities   Opportunities    Income          Bond       Equities
                                Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                              ------------  -----------  ----------  -------------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   (20,218)  $   446,252  $   18,356   $   (49,097)  $     6,515  $  3,174,671   $   166,484
   Net realized gains
      (losses)                   (183,867)      380,326    (165,721)          328       197,964      (536,638)      (92,398)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments              (1,170,616)   (1,357,107)   (568,578)   (1,474,455)   (2,709,863)  (10,826,801)   (3,214,633)
                              -----------   -----------  ----------   -----------   -----------  ------------   -----------
   Increase (decrease) in
      net assets from
      operations               (1,374,701)     (530,529)   (715,943)   (1,523,224)   (2,505,384)   (8,188,768)   (3,140,547)
                              -----------   -----------  ----------   -----------   -----------  ------------   -----------
From capital transactions:
      Net proceeds from
         units sold                74,102     1,340,975      13,869     2,009,000        49,361     1,611,796        70,904
      Cost of units redeemed     (111,007)   (1,237,737)    (56,628)     (273,269)     (361,771)   (1,797,809)     (337,868)
      Net transfers             2,608,959     8,947,308     (73,705)   10,226,209       918,059    11,984,869     2,403,274
      Contract maintenance
         charge                      (469)       (3,262)       (254)         (224)         (977)       (5,765)       (1,038)
                              -----------   -----------  ----------   -----------   -----------  ------------   -----------
   Increase (decrease) in
      net assets from
      capital transactions      2,571,585     9,047,284    (116,718)   11,961,716       604,672    11,793,091     2,135,272
                              -----------   -----------  ----------   -----------   -----------  ------------   -----------
Increase (decrease) in net
   assets                       1,196,884     8,516,755    (832,661)   10,438,492    (1,900,712)    3,604,323    (1,005,275)
Net assets at beginning of
   period                       1,435,774    12,619,049   1,678,705     1,170,449     5,885,515    27,212,609     5,626,325
                              -----------   -----------  ----------   -----------   -----------  ------------   -----------
Net assets at end of period   $ 2,632,658   $21,135,804  $  846,044   $11,608,941   $ 3,984,803  $ 30,816,932   $ 4,621,050
                              ===========   ===========  ==========   ===========   ===========  ============   ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                       9,739        90,059       1,638       376,421         5,174       120,904         8,357
   Units redeemed                 (20,351)      (84,395)     (6,626)      (64,152)      (51,178)     (153,749)      (49,556)
   Units transferred              381,962       610,734     (15,620)    2,273,709        93,679       990,393       261,445
                              -----------   -----------  ----------   -----------   -----------  ------------   -----------
Increase (decrease) in units
   outstanding                    371,350       616,398     (20,608)    2,585,978        47,675       957,548       220,246
Beginning units                   177,756       818,108     150,531       191,851       569,721     1,832,333       519,361
                              -----------   -----------  ----------   -----------   -----------  ------------   -----------
Ending units                      549,106     1,434,506     129,923     2,777,829       617,396     2,789,881       739,607
                              ===========   ===========  ==========   ===========   ===========  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)


                              International                    MFS
                                  Growth       Marsico    Massachusetts       MFS                                  Small &
                                   and         Focused      Investors        Total       Mid-Cap       Real        Mid Cap
                                 Income         Growth        Trust         Return       Growth       Estate        Value
                                Portfolio     Portfolio     Portfolio      Portfolio    Portfolio   Portfolio     Portfolio
                                (Class 3)     (Class 3)     (Class 3)      (Class 3)    (Class 3)   (Class 3)     (Class 3)
                              -------------  -----------  -------------  ------------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $    594,923   $   (15,416)  $    (9,187)  $  2,968,844  $  (11,829) $   262,642  $  (129,844)
   Net realized gains
      (losses)                   2,671,683       374,803           (52)     6,965,424     (54,698)   1,291,350    1,738,720
   Change in net unrealized
      appreciation
      (depreciation) of
      investments              (18,770,501)   (1,646,400)   (1,611,052)   (39,508,593)   (551,967)  (6,697,008)  (7,481,614)
                              ------------   -----------   -----------   ------------  ----------  -----------  -----------
   Increase (decrease) in
      net assets from
      operations               (15,503,895)   (1,287,013)   (1,620,291)   (29,574,325)   (618,494)  (5,143,016)  (5,872,738)
                              ------------   -----------   -----------   ------------  ----------  -----------  -----------
From capital transactions:
      Net proceeds from
         units sold              3,310,450        24,489     3,112,044      3,610,576      40,548    2,279,361    4,060,173
      Cost of units redeemed    (1,548,905)     (141,721)     (369,414)    (7,643,673)    (95,023)    (602,662)  (1,307,795)
      Net transfers             20,911,237       262,383    15,727,596     28,781,388     512,234   15,747,408   23,592,794
      Contract maintenance
         charge                     (4,036)         (572)         (173)       (24,542)       (378)      (1,287)      (2,588)
                              ------------   -----------   -----------   ------------  ----------  -----------  -----------
   Increase (decrease) in
      net assets from
      capital transactions      22,668,746       144,579    18,470,053     24,723,749     457,381   17,422,820   26,342,584
                              ------------   -----------   -----------   ------------  ----------  -----------  -----------
Increase (decrease) in net
   assets                        7,164,851    (1,142,434)   16,849,762     (4,850,576)   (161,113)  12,279,804   20,469,846
Net assets at beginning of
   period                       23,134,118     3,320,771       523,067    119,224,419   1,578,667    6,501,661   14,456,548
                              ------------   -----------   -----------   ------------  ----------  -----------  -----------
Net assets at end of period   $ 30,298,969   $ 2,178,337   $17,372,829   $114,373,843  $1,417,554  $18,781,465  $34,926,394
                              ============   ===========   ===========   ============  ==========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                      291,601         3,245       316,099        244,756       4,690       91,890      470,841
   Units redeemed                 (162,816)      (19,961)      (47,613)      (581,151)    (15,830)     (34,865)    (183,202)
   Units transferred             2,174,386        25,816     1,887,799      1,994,339      69,932      867,724    3,287,441
                              ------------   -----------   -----------   ------------  ----------  -----------  -----------
Increase (decrease) in units
   outstanding                   2,303,171         9,100     2,156,285      1,657,944      58,792      924,749    3,575,080
Beginning units                  1,501,532       305,656        45,027      7,467,400     163,829      195,450    1,362,455
                              ------------   -----------   -----------   ------------  ----------  -----------  -----------
Ending units                     3,804,703       314,756     2,201,312      9,125,344     222,621    1,120,199    4,937,535
                              ============   ===========   ===========   ============  ==========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                 Small
                                Company                 Telecom   Total Return    Capital                    Growth and
                                 Value     Technology   Utility       Bond         Growth       Comstock       Income
                               Portfolio    Portfolio  Portfolio    Portfolio    Portfolio      Portfolio     Portfolio
                               (Class 3)    (Class 3)  (Class 3)    (Class 3)    (Class II)    (Class II)     (Class II)
                              -----------  ----------  ---------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $  (105,436) $  (2,910)  $  14,067  $   501,400   $   (56,172) $   3,859,749  $   3,236,968
   Net realized gains
      (losses)                    119,176    (65,722)   (130,217)     116,243      (270,866)   (13,548,162)    (7,458,411)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments              (6,268,088)   (99,927)   (283,596)   2,314,400    (3,118,908)  (100,718,075)   (98,189,759)
                              -----------  ---------   ---------  -----------   -----------  -------------  -------------
   Increase (decrease) in
      net assets from
      operations               (6,254,348)  (168,559)   (399,746)   2,932,043    (3,445,946)  (110,406,488)  (102,411,202)
                              -----------  ---------   ---------  -----------   -----------  -------------  -------------
From capital transactions:
      Net proceeds from
      units sold                1,674,699      8,559           0    7,636,649        94,115      6,109,780      7,606,902
      Cost of units redeemed     (984,771)   (20,647)    (82,444)  (1,654,004)     (627,762)   (24,682,818)   (23,708,155)
      Net transfers            11,319,346    268,733     398,545   37,576,645      (244,826)    23,383,064     37,524,137
      Contract maintenance
         charge                    (3,153)       (98)       (224)      (1,313)         (424)       (24,805)       (25,094)
                              -----------  ---------   ---------  -----------   -----------  -------------  -------------
   Increase (decrease) in
      net assets from
      capital transactions     12,006,121    256,547     315,877   43,557,977      (778,897)     4,785,221     21,397,790
                              -----------  ---------   ---------  -----------   -----------  -------------  -------------
Increase (decrease) in net
   assets                       5,751,773     87,988     (83,869)  46,490,020    (4,224,843)  (105,621,267)   (81,013,412)
Net assets at beginning of
   period                      15,416,331    359,865     731,526    2,945,070     9,713,264    312,387,623    292,566,735
                              -----------  ---------   ---------  -----------   -----------  -------------  -------------
Net assets at end of period   $21,168,104  $ 447,853   $ 647,657  $49,435,090   $ 5,488,421  $ 206,766,356  $ 211,553,323
                              ===========  =========   =========  ===========   ===========  =============  =============
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                     211,571      3,633           0      495,746        10,778        539,426        570,691
   Units redeemed                (149,631)   (14,150)    (10,317)    (103,625)      (83,868)    (2,457,107)    (2,008,502)
   Units transferred            1,639,685    148,452      35,111    2,415,957       (32,573)     2,175,667      3,045,438
                              -----------  ---------   ---------  -----------   -----------  -------------  -------------
Increase (decrease) in units
   outstanding                  1,701,625    137,935      24,794    2,808,078      (105,663)       257,986      1,607,627
Beginning units                 1,666,072    149,648      58,854      189,877       877,919     23,500,551     19,029,493
                              -----------  ---------   ---------  -----------   -----------  -------------  -------------
Ending units                    3,367,697    287,583      83,648    2,997,955       772,256     23,758,537     20,637,120
                              ===========  =========   =========  ===========   ===========  =============  =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                                                                        Franklin
                               Growth and      Mid Cap        Asset          Global                                      Income
                                 Income         Value       Allocation       Growth         Growth     Growth-Income   Securities
                               Portfolio      Portfolio        Fund           Fund           Fund           Fund          Fund
                               (Class VC)    (Class VC)      (Class 2)     (Class 2)      (Class 2)      (Class 2)     (Class 2)
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $  1,521,727  $    665,606  $   7,013,507  $   3,758,153  $     273,044  $   5,075,553  $    34,533
   Net realized gains
      (losses)                  (8,742,962)   (8,727,088)     7,795,293     22,140,397     22,505,885     18,561,047     (284,392)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments              (75,379,281)  (45,101,658)  (124,971,349)  (159,920,039)  (146,916,155)  (221,455,161)    (775,560)
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
   Increase (decrease) in
      net assets from
      operations               (82,600,516)  (53,163,140)  (110,162,549)  (134,021,489)  (124,137,226)  (197,818,561)  (1,025,419)
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
From capital transactions:
      Net proceeds from
         units sold              3,402,644       927,986      8,985,555      7,081,317      5,212,792      8,565,709    1,126,415
      Cost of units redeemed   (17,811,102)  (11,621,480)   (37,168,743)   (27,744,580)   (22,966,855)   (43,960,967)    (798,478)
      Net transfers              7,006,438    (4,584,555)    43,018,649     34,183,140     23,371,504     38,732,180    7,984,895
      Contract maintenance
         charge                    (12,333)       (6,900)       (33,715)       (32,666)       (20,459)       (43,021)        (547)
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
   Increase (decrease) in
      net assets from
      capital transactions      (7,414,353)  (15,284,949)    14,801,746     13,487,211      5,596,982      3,293,901    8,312,285
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Increase (decrease) in net
   assets                      (90,014,869)  (68,448,089)   (95,360,803)  (120,534,278)  (118,540,244)  (194,524,660)   7,286,866
Net assets at beginning of
   period                      221,105,034   148,474,445    402,208,968    374,542,455    320,152,992    563,331,161      647,972
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Net assets at end of period   $131,090,165  $ 80,026,356  $ 306,848,165  $ 254,008,177  $ 201,612,748  $ 368,806,501  $ 7,934,838
                              ============  ============  =============  =============  =============  =============  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                      296,002        70,366        604,355        345,444        278,452        535,782      121,429
   Units redeemed               (1,777,910)   (1,091,265)    (2,781,670)    (1,564,220)    (1,489,582)    (3,171,307)    (113,812)
   Units transferred               579,028      (564,697)     2,940,257      1,670,967      1,350,719      2,430,836    1,010,738
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Increase (decrease) in units
   outstanding                    (902,880)   (1,585,596)       762,942        452,191        139,589       (204,689)   1,018,355
Beginning units                 16,144,393    10,397,065     23,973,019     15,374,374     14,604,346     30,286,402       64,002
                              ------------  ------------  -------------  -------------  -------------  -------------  -----------
Ending units                    15,241,513     8,811,469     24,735,961     15,826,565     14,743,935     30,081,713    1,082,357
                              ============  ============  =============  =============  =============  =============  ===========

    The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                Franklin
                                Templeton
                              VIP Founding
                                  Funds
                               Allocation
                                  Fund
                                (Class 2)
                              ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   300,889
   Net realized gains
      (losses)                    (54,005)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments              (2,971,639)
                              -----------
   Increase (decrease) in
      net assets from
      operations               (2,724,755)
                              -----------
From capital transactions:
      Net proceeds from
      units sold                2,077,248
      Cost of units redeemed     (419,501)
      Net transfers            18,305,829
      Contract maintenance
         charge                      (630)
                              -----------
   Increase (decrease) in
      net assets from
      capital transactions     19,962,946
                              -----------
Increase (decrease) in net
      assets                   17,238,191
Net assets at beginning of
      period                      829,091
                              -----------
Net assets at end of period   $18,067,282
                              ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                     232,033
   Units redeemed                 (63,037)
   Units transferred            2,464,435
                              -----------
Increase (decrease) in units
   outstanding                  2,633,431
Beginning units                    83,158
                              -----------
Ending units                    2,716,589
                              ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008

                                                                Government                                           Government
                                       Asset        Capital    and Quality                   Asset       Capital    and Quality
                                     Allocation  Appreciation      Bond        Growth     Allocation  Appreciation      Bond
                                     Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                     (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 3)    (Class 3)    (Class 3)
                                    -----------  ------------  -----------  ------------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   320,321  $   (817,977) $ 2,500,054  $   (162,931) $   32,490  $   (588,627) $ 1,060,814
   Net realized gains (losses)        1,055,670    19,940,194      112,358     9,691,401      64,695     8,371,706        9,860
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (1,393,760)   (7,065,494)   1,749,423   (10,926,219)   (108,610)   (4,442,945)   1,111,887
                                    -----------  ------------  -----------  ------------  ----------  ------------  -----------
   Increase (decrease) in net
      assets from operations            (17,769)   12,056,723    4,361,835    (1,397,749)    (11,425)    3,340,134    2,182,561
                                    -----------  ------------  -----------  ------------  ----------  ------------  -----------
From capital transactions:
      Net proceeds from units sold      260,519       928,422      595,240       533,124     531,540    15,227,531    4,230,059
      Cost of units redeemed         (2,032,071)  (13,134,940)  (9,691,933)   (7,783,569)    (82,654)   (2,964,246)  (1,894,659)
      Net transfers                     411,104    (3,544,723)   9,046,820    (4,238,426)  1,895,242    49,126,576   22,160,985
      Contract maintenance charge             0             0            0             0        (407)       (7,883)      (4,735)
                                    -----------  ------------  -----------  ------------  ----------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   (1,360,448)  (15,751,241)     (49,873)  (11,488,871)  2,343,721    61,381,978   24,491,650
                                    -----------  ------------  -----------  ------------  ----------  ------------  -----------
Increase (decrease) in net assets    (1,378,217)   (3,694,518)   4,311,962   (12,886,620)  2,332,296    64,722,112   26,674,211
Net assets at beginning of period    18,467,182   135,629,169   87,861,069    86,859,847   1,488,630    45,912,750   28,430,845
                                    -----------  ------------  -----------  ------------  ----------  ------------  -----------
Net assets at end of period         $17,088,965  $131,934,651  $92,173,031  $ 73,973,227  $3,820,926  $110,634,862  $55,105,056
                                    ===========  ============  ===========  ============  ==========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            10,339        45,178       39,716        30,568      36,460       931,159      296,676
   Units redeemed                       (89,994)     (650,054)    (626,452)     (484,389)     (5,840)     (182,829)    (132,932)
   Units transferred                     32,940      (231,350)     626,066      (335,989)    131,892     3,011,877    1,568,145
                                    -----------  ------------  -----------  ------------  ----------  ------------  -----------
Increase (decrease) in units
   outstanding                          (46,715)     (836,226)      39,330      (789,810)    162,512     3,760,207    1,731,889
Beginning units                         916,119     8,114,213    5,953,394     5,772,736     103,436     3,085,252    2,044,042
                                    -----------  ------------  -----------  ------------  ----------  ------------  -----------
Ending units                            869,404     7,277,987    5,992,724     4,982,926     265,948     6,845,459    3,775,931
                                    ===========  ============  ===========  ============  ==========  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                  Natural    Aggressive    Alliance                 Blue Chip    Capital
                                      Growth     Resources     Growth       Growth      Balanced     Growth      Growth
                                     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                     (Class 3)   (Class 3)   (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                    ----------  ----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  (10,708) $   (7,230) $   (51,544) $  (485,638) $   550,460  $   (9,437) $    6,767
   Net realized gains (losses)         262,354     388,200     (178,482)  (2,667,030)    (477,229)     95,568     145,905
   Change in net unrealized
      appreciation (depreciation)
      of investments                  (312,023)  1,016,749   (1,759,048)   3,201,439   (1,366,161)   (100,622)   (124,600)
                                    ----------  ----------  -----------  -----------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from operations           (60,377)  1,397,719   (1,989,074)      48,771   (1,292,930)    (14,491)     28,072
                                    ----------  ----------  -----------  -----------  -----------  ----------  ----------
From capital transactions:
      Net proceeds from units sold     899,409   1,423,309      257,213      264,891      214,310       9,453       6,314
      Cost of units redeemed          (118,859)   (304,181)  (1,397,588)  (7,950,572)  (5,333,542)   (153,344)   (411,046)
      Net transfers                  1,247,585   4,014,147     (507,416)  (1,469,969)    (352,198)   (111,455)    146,264
      Contract maintenance charge         (313)       (519)           0            0            0           0           0
                                    ----------  ----------  -----------  -----------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                   2,027,822   5,132,756   (1,647,791)  (9,155,650)  (5,471,430)   (255,346)   (258,468)
                                    ----------  ----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets    1,967,445   6,530,475   (3,636,865)  (9,106,879)  (6,764,360)   (269,837)   (230,396)
Net assets at beginning of period    1,925,911   2,521,228   11,523,478   47,489,197   35,003,995   1,878,739   2,174,280
                                    ----------  ----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of period         $3,893,356  $9,051,703  $ 7,886,613  $38,382,318  $28,239,635  $1,608,902  $1,943,884
                                    ==========  ==========  ===========  ===========  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           67,866     107,610       20,237        7,962       14,637       1,388         679
   Units redeemed                       (8,854)    (22,762)     (85,073)    (304,255)    (330,527)    (23,387)    (46,261)
   Units transferred                    93,601     305,811      (37,193)     (95,777)     (22,925)    (19,129)     15,305
                                    ----------  ----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in units
   outstanding                         152,613     390,659     (102,029)    (392,070)    (338,815)    (41,128)    (30,277)
Beginning units                        143,500     226,414      686,222    2,189,625    2,217,107     289,877     247,323
                                    ----------  ----------  -----------  -----------  -----------  ----------  ----------
Ending units                           296,113     617,073      584,193    1,797,555    1,878,292     248,749     217,046
                                    ==========  ==========  ===========  ===========  ===========  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                        Cash       Corporate   Davis Venture   "Dogs" of    Emerging      Equity         Equity
                                     Management       Bond         Value      Wall Street    Markets       Index     Opportunities
                                      Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                      (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                    ------------  -----------  -------------  -----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    642,438  $ 2,736,416  $    (22,957)  $    67,390  $   166,145  $    71,123   $   186,616
   Net realized gains (losses)           301,286      140,613    11,033,236       466,423    5,191,945      591,656     2,548,559
   Change in net unrealized
      appreciation (depreciation)
      of investments                    (318,002)     307,121   (16,155,223)     (856,219)  (2,009,599)  (2,007,376)   (4,313,287)
                                    ------------  -----------  ------------   -----------  -----------  -----------   -----------
   Increase (decrease) in net
      assets from operations             625,722    3,184,150    (5,144,944)     (322,406)   3,348,491   (1,344,597)   (1,578,112)
                                    ------------  -----------  ------------   -----------  -----------  -----------   -----------
From capital transactions:
      Net proceeds from units sold       476,886      618,300     1,085,445        32,509      130,701      149,398       130,615
      Cost of units redeemed         (24,274,820)  (7,564,226)  (13,759,782)     (766,586)  (2,222,692)  (4,557,439)   (2,026,461)
      Net transfers                   31,800,002    8,994,792    (5,609,241)     (215,288)   1,658,849     (630,772)     (684,438)
      Contract maintenance charge              0            0             0             0            0            0             0
                                    ------------  -----------  ------------   -----------  -----------  -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                     8,002,068    2,048,866   (18,283,578)     (949,365)    (433,142)  (5,038,813)   (2,580,284)
                                    ------------  -----------  ------------   -----------  -----------  -----------   -----------
Increase (decrease) in net assets      8,627,790    5,233,016   (23,428,522)   (1,271,771)   2,915,349   (6,383,410)   (4,158,396)
Net assets at beginning of period     23,875,174   88,117,103   148,405,314     5,265,702   16,152,724   25,756,567    22,389,453
                                    ------------  -----------  ------------   -----------  -----------  -----------   -----------
Net assets at end of period         $ 32,502,964  $93,350,119  $124,976,792   $ 3,993,931  $19,068,073  $19,373,157   $18,231,057
                                    ============  ===========  ============   ===========  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             38,731       40,122        52,529         2,299        4,504       13,448         7,994
   Units redeemed                     (2,007,546)    (486,388)     (707,729)      (56,131)     (82,168)    (420,629)     (135,849)
   Units transferred                   2,645,790      591,728      (291,746)      (15,609)      59,254      (55,755)      (48,539)
                                    ------------  -----------  ------------   -----------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                           676,975      145,462      (946,946)      (69,441)     (18,410)    (462,936)     (176,394)
Beginning units                        1,908,753    5,762,823     8,070,942       373,356      705,715    2,345,019     1,550,960
                                    ------------  -----------  ------------   -----------  -----------  -----------   -----------
Ending units                           2,585,728    5,908,285     7,123,996       303,915      687,305    1,882,083     1,374,566
                                    ============  ===========  ============   ===========  ===========  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                                                                    High-     International
                              Fundamental     Global       Global       Growth        Growth-       Yield      Diversified
                                Growth         Bond       Equities   Opportunities    Income        Bond         Equities
                               Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                               (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)
                              -----------  -----------  -----------  -------------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $  (240,520) $   (72,086) $    15,839   $  (11,018)   $   (67,148) $ 1,274,028   $   114,274
   Net realized gains
      (losses)                   (743,578)     265,961      336,777       95,217        505,093       (4,645)      640,958
   Change in net unrealized
      appreciation
      (depreciation) of
      investments               2,530,804    1,721,325     (729,127)     (83,139)    (2,429,981)  (2,049,425)     (485,434)
                              -----------  -----------  -----------   ----------    -----------  -----------   -----------
   Increase (decrease) in
      net assets from
      operations                1,546,706    1,915,200     (376,511)       1,060     (1,992,036)    (780,042)      269,798
                              -----------  -----------  -----------   ----------    -----------  -----------   -----------
From capital transactions:
      Net proceeds from
         units sold               146,928      143,973      216,556       33,617        289,870      109,323       132,302
      Cost of units redeemed   (3,352,362)  (1,618,716)  (1,999,405)    (260,050)    (6,536,713)  (2,329,271)   (1,226,875)
      Net transfers              (769,194)   8,230,910      134,267      217,315        344,841     (111,371)    1,346,286
      Contract maintenance
         charge                         0            0            0            0              0            0             0
                              -----------  -----------  -----------   ----------    -----------  -----------   -----------
   Increase (decrease) in
      net assets from
      capital transactions     (3,974,628)   6,756,167   (1,648,582)      (9,118)    (5,902,002)  (2,331,319)      251,713
                              -----------  -----------  -----------   ----------    -----------  -----------   -----------
Increase (decrease) in net
   assets                      (2,427,922)   8,671,367   (2,025,093)      (8,058)    (7,894,038)  (3,111,361)      521,511
Net assets at beginning of
   period                      24,040,160   12,192,862   12,617,488    1,085,841     46,157,588   20,788,545    10,099,384
                              -----------  -----------  -----------   ----------    -----------  -----------   -----------
Net assets at end of period   $21,612,238  $20,864,229  $10,592,395   $1,077,783    $38,263,550  $17,677,184   $10,620,895
                              ===========  ===========  ===========   ==========    ===========  ===========   ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                      12,531        9,408       11,792        5,000          9,605        6,114        10,007
   Units redeemed                (236,838)     (96,250)     (99,982)     (40,829)      (257,820)    (144,272)      (95,810)
   Units transferred              (83,761)     538,225       11,555       29,950         36,144       (3,375)      115,740
                              -----------  -----------  -----------   ----------    -----------  -----------   -----------
Increase (decrease) in units
   outstanding                   (308,068)     451,383      (76,635)      (5,879)      (212,071)    (141,533)       29,937
Beginning units                 2,167,678      818,750      697,578      181,505      2,172,631    1,264,402       812,228
                              -----------  -----------  -----------   ----------    -----------  -----------   -----------
Ending units                    1,859,610    1,270,133      620,943      175,626      1,960,560    1,122,869       842,165
                              ===========  ===========  ===========   ==========    ===========  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                              International       MFS
                                 Growth      Massachusetts       MFS                                   Small
                                   and         Investors        Total       Mid-Cap       Real        Company
                                 Income          Trust          Return      Growth       Estate        Value     Technology
                                Portfolio      Portfolio      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                (Class 1)      (Class 1)      (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                              -------------  -------------  ------------  ----------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                   $   238,384     $   18,913   $  3,054,011  $  (25,808) $     76,933  $  (100,820)  $ (4,467)
   Net realized gains
      (losses)                   5,243,785        214,493      8,990,688      (2,008)    3,298,690      798,127     15,220
   Change in net unrealized
      appreciation
      (depreciation) of
      investments               (7,496,638)      (189,860)   (19,104,146)    140,757    (6,800,227)  (1,912,311)   (63,485)
                               -----------     ----------   ------------  ----------  ------------  -----------   --------
   Increase (decrease) in
      net assets from
      operations                (2,014,469)        43,546     (7,059,447)    112,941    (3,424,604)  (1,215,004)   (52,732)
                               -----------     ----------   ------------  ----------  ------------  -----------   --------
From capital transactions:
      Net proceeds from
         units sold                403,706         14,322        770,196      24,981        77,789       85,069      7,767
      Cost of units redeemed    (3,263,090)      (480,049)   (13,757,329)   (418,529)   (1,459,197)  (1,094,477)   (50,355)
      Net transfers              2,459,860       (453,918)     3,713,759     447,728    (5,230,484)  (1,485,046)   163,954
      Contract maintenance
         charge                          0              0              0           0             0            0          0
                               -----------     ----------   ------------  ----------  ------------  -----------   --------
   Increase (decrease) in
      net assets from
      capital transactions        (399,524)      (919,645)    (9,273,374)     54,180    (6,611,892)  (2,494,454)   121,366
                               -----------     ----------   ------------  ----------  ------------  -----------   --------
Increase (decrease) in net
   assets                       (2,413,993)      (876,099)   (16,332,821)    167,121   (10,036,496)  (3,709,458)    68,634
Net assets at beginning of
   period                       33,618,066      6,629,932    177,627,795   4,101,234    22,020,106    9,928,447    360,403
                               -----------     ----------   ------------  ----------  ------------  -----------   --------
Net assets at end of period    $31,204,073     $5,753,833   $161,294,974  $4,268,355  $ 11,983,610  $ 6,218,989   $429,037
                               ===========     ==========   ============  ==========  ============  ===========   ========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                       22,743          1,228         45,856       2,616         2,415        2,910      3,156
   Units redeemed                 (189,613)       (40,925)      (838,889)    (42,202)      (45,911)     (39,693)   (19,394)
   Units transferred               136,634        (39,537)       222,264      48,006      (163,685)     (57,002)    46,391
                               -----------     ----------   ------------  ----------  ------------  -----------   --------
Increase (decrease) in units
   outstanding                     (30,236)       (79,234)      (570,769)      8,420      (207,181)     (93,785)    30,153
Beginning units                  1,930,818        571,906     10,626,450     432,792       589,555      340,916    147,503
                               -----------     ----------   ------------  ----------  ------------  -----------   --------
Ending units                     1,900,582        492,672     10,055,681     441,212       382,374      247,131    177,656
                               ===========     ==========   ============  ==========  ============  ===========   ========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                             Total                                           Blue
                                Telecom      Return   Aggressive    Alliance                 Chip       Capital
                                Utility       Bond      Growth       Growth     Balanced     Growth     Growth
                               Portfolio   Portfolio   Portfolio   Portfolio    Portfolio  Portfolio   Portfolio
                               (Class 1)   (Class 1)   (Class 3)   (Class 3)    (Class 3)  (Class 3)   (Class 3)
                              ----------  ----------  ----------  -----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   68,565  $  404,609   $ (2,024)  $  (139,971) $   19,128   $ (3,017) $      (81)
   Net realized gains
      (losses)                    93,425      (4,755)    (1,292)       73,184      30,034      7,650      11,063
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                 83,664    (260,731)   (91,137)     (104,840)    (88,399)    (6,210)     13,770
                              ----------  ----------   --------   -----------  ----------   --------  ----------
   Increase (decrease) in
      net assets from
      operations                 245,654     139,123    (94,453)     (171,627)    (39,237)    (1,577)     24,752
                              ----------  ----------   --------   -----------  ----------   --------  ----------
From capital transactions:
      Net proceeds from
         units sold               65,307      41,188     64,301       329,447     482,821    302,807     510,528
      Cost of units redeemed    (506,966)   (774,224)   (25,796)     (690,682)    (81,809)    (2,115)    (21,542)
      Net transfers              257,432     507,702    259,559     3,870,579     434,763    236,784   1,321,784
      Contract maintenance
         charge                        0           0        (67)       (2,399)       (117)       (36)       (180)
                              ----------  ----------   --------   -----------  ----------   --------  ----------
   Increase (decrease) in
      net assets from
      capital transactions      (184,227)   (225,334)   297,997     3,506,945     835,658    537,440   1,810,590
                              ----------  ----------   --------   -----------  ----------   --------  ----------
Increase (decrease) in net
   assets                         61,427     (86,211)   203,544     3,335,318     796,421    535,863   1,835,342
Net assets at beginning of
   period                      3,559,841   7,255,884    321,940    13,090,904     738,657    204,059     978,668
                              ----------  ----------   --------   -----------  ----------   --------  ----------
Net assets at end of period   $3,621,268  $7,169,673   $525,484   $16,426,222  $1,535,078   $739,922  $2,814,010
                              ==========  ==========   ========   ===========  ==========   ========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                      4,498       2,386      5,827        37,626      47,656     47,510      58,389
   Units redeemed                (30,947)    (45,865)    (2,612)      (81,003)     (8,229)      (325)     (2,451)
   Units transferred              19,648      32,833     24,381       444,249      45,425     36,119     148,126
                              ----------  ----------   --------   -----------  ----------   --------  ----------
Increase (decrease) in units
   outstanding                    (6,801)    (10,646)    27,596       400,872      84,852     83,304     204,064
Beginning units                  228,872     441,898     27,200     1,540,187      72,752     31,532     111,654
                              ----------  ----------   --------   -----------  ----------   --------  ----------
Ending units                     222,071     431,252     54,796     1,941,059     157,604    114,836     315,718
                              ==========  ==========   ========   ===========  ==========   ========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                  Cash       Corporate   Davis Venture   "Dogs" of    Emerging       Equity
                               Management      Bond          Value      Wall Street    Markets   Opportunities  Foreign Value
                               Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio      Portfolio
                               (Class 3)     (Class 3)     (Class 3)     (Class 3)    (Class 3)    (Class 3)      (Class 3)
                              -----------  ------------  -------------  -----------  ----------  -------------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   125,097  $  1,986,436   $  (110,924)   $  5,762    $   29,106    $   4,913     $   247,919
   Net realized gains
      (losses)                    (10,252)        1,330     2,704,320      22,446       534,120       69,709         844,338
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                  (2,329)    1,129,707    (5,190,732)    (54,966)     (115,617)    (139,874)     (2,082,011)
                              -----------  ------------   -----------    --------    ----------    ---------     -----------
   Increase (decrease) in
      net assets from
      operations                  112,516     3,117,473    (2,597,336)    (26,758)      447,609      (65,252)       (989,754)
                              -----------  ------------   -----------    --------    ----------    ---------     -----------
From capital transactions:
      Net proceeds from
         units sold             2,245,832    14,086,830    10,526,250      62,062     1,198,680       21,820       5,138,944
      Cost of units redeemed   (3,583,103)   (3,112,800)   (2,254,891)    (13,675)     (124,467)     (21,212)     (1,033,176)
      Net transfers             9,409,236    62,138,100    37,789,346     603,731     2,317,952      431,902      18,392,220
      Contract maintenance
         charge                      (304)       (7,563)       (6,520)        (98)         (418)         (96)         (2,543)
                              -----------  ------------   -----------    --------    ----------    ---------     -----------
   Increase (decrease) in
      net assets from
      capital transactions      8,071,661    73,104,567    46,054,185     652,020     3,391,747      432,414      22,495,445
                              -----------  ------------   -----------    --------    ----------    ---------     -----------
Increase (decrease) in net
   assets                       8,184,177    76,222,040    43,456,849     625,262     3,839,356      367,162      21,505,691
Net assets at beginning of
   period                       2,585,109    41,252,054    38,159,680     244,392     2,030,305      599,323      17,227,088
                              -----------  ------------   -----------    --------    ----------    ---------     -----------
Net assets at end of period   $10,769,286  $117,474,094   $81,616,529    $869,654    $5,869,661     $966,485     $38,732,779
                              ===========  ============   ===========    ========    ==========    =========     ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                     189,448       928,340       645,456       4,019        38,638        1,674         417,625
   Units redeemed                (302,089)     (204,209)     (142,820)       (925)       (3,920)      (1,675)        (85,047)
   Units transferred              793,987     4,085,387     2,352,225      40,257        74,347       33,315       1,503,145
                              -----------  ------------   -----------    --------    ----------    ---------     -----------
Increase (decrease) in units
   outstanding                    681,346     4,809,518     2,854,861      43,351       109,065       33,314       1,835,723
Beginning units                   221,901     2,737,040     2,334,998      15,406        78,177       44,392       1,412,237
                              -----------  ------------   -----------    --------    ----------    ---------     -----------
Ending units                      903,247     7,546,558     5,189,859      58,757       187,242       77,706       3,247,960
                              ===========  ============   ===========    ========    ==========    =========     ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                                                                            International
                              Fundamental                 Global        Growth       Growth-    High-Yield   Diversified
                                 Growth    Global Bond   Equities   Opportunities    Income        Bond        Equities
                               Portfolio    Portfolio    Portfolio    Portfolio     Portfolio   Portfolio     Portfolio
                               (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)   (Class 3)     (Class 3)
                              -----------  -----------  ----------  -------------  ----------  -----------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   (2,498)  $   (36,442) $    3,324   $   (7,084)   $   (5,892) $ 1,001,608   $   37,709
   Net realized gains
      (losses)                       117        45,734      14,354       13,196          (983)     (12,173)      47,555
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                 55,459       681,417    (120,382)     (13,283)     (391,871)  (1,307,668)     (30,346)
                              ----------   -----------  ----------   ----------    ----------  -----------   ----------
   Increase (decrease) in
      net assets from
      operations                  53,078       690,709    (102,704)      (7,171)     (398,746)    (318,233)      54,918
                              ----------   -----------  ----------   ----------    ----------  -----------   ----------
From capital transactions:
      Net proceeds from
         units sold              652,195     2,175,382     331,967      219,574     1,258,619    4,399,513    1,042,990
      Cost of units redeemed      (3,568)     (238,022)    (78,767)     (24,858)      (96,077)    (611,724)     (75,119)
      Net transfers              648,818     7,400,533     229,458      462,046     4,019,333   16,793,930    2,331,605
      Contract maintenance
         charge                      (28)         (518)       (153)         (88)         (271)      (1,153)        (317)
                              ----------   -----------  ----------   ----------    ----------  -----------   ----------
   Increase (decrease) in
      net assets from
      capital transactions     1,297,417     9,337,375     482,505      656,674     5,181,604   20,580,566    3,299,159
                              ----------   -----------  ----------   ----------    ----------  -----------   ----------
Increase (decrease) in net
   assets                      1,350,495    10,028,084     379,801      649,503     4,782,858   20,262,333    3,354,077
Net assets at beginning of
   period                         85,279     2,590,965   1,298,904      520,946     1,102,657    6,950,276    2,272,248
                              ----------   -----------  ----------   ----------    ----------  -----------   ----------
Net assets at end of period   $1,435,774   $12,619,049  $1,678,705   $1,170,449    $5,885,515  $27,212,609   $5,626,325
                              ==========   ===========  ==========   ==========    ==========  ===========   ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                     84,157       144,548      27,651       35,088       112,631      293,813       97,198
   Units redeemed                   (470)      (15,873)     (6,975)      (3,965)       (9,186)     (41,490)      (7,128)
   Units transferred              82,790       498,368      17,470       73,370       364,985    1,129,257      214,042
                              ----------   -----------  ----------   ----------    ----------  -----------   ----------
Increase (decrease) in units
   outstanding                   166,477       627,043      38,146      104,493       468,430    1,381,580      304,112
Beginning units                   11,279       191,065     112,385       87,358       101,291      450,753      215,249
                              ----------   -----------  ----------   ----------    ----------  -----------   ----------
Ending units                     177,756       818,108     150,531      191,851       569,721    1,832,333      519,361
                              ==========   ===========  ==========   ==========    ==========  ===========   ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                              International    Marsico         MFS
                                Growth and     Focused    Massachusetts     MFS Total     Mid-Cap                Small & Mid
                                  Income       Growth    Investors Trust     Return       Growth    Real Estate   Cap Value
                                Portfolio     Portfolio     Portfolio       Portfolio    Portfolio   Portfolio    Portfolio
                                (Class 3)     (Class 3)     (Class 3)       (Class 3)    (Class 3)   (Class 3)    (Class 3)
                              -------------  ----------  ---------------  ------------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                   $    75,327   $  (24,391)    $    274      $  1,171,967  $   (9,692) $    22,710  $   (51,211)
   Net realized gains
      (losses)                   1,573,213      152,876        1,282         3,684,068      26,042      651,357      540,805
   Change in net unrealized
      appreciation
      (depreciation) of
      investments               (2,538,728)     (47,959)      (2,575)       (8,743,445)      4,015   (1,515,080)  (1,505,612)
                               -----------   ----------     --------      ------------  ----------  -----------  -----------
   Increase (decrease) in
      net assets from
      operations                  (890,188)      80,526       (1,019)       (3,887,410)     20,365     (841,013)  (1,016,018)
                               -----------   ----------     --------      ------------  ----------  -----------  -----------
From capital transactions:
      Net proceeds from
         units sold              4,520,250      241,490      188,854        14,571,746     310,369      922,215    1,388,283
      Cost of units redeemed      (453,525)    (117,416)      (1,314)       (3,617,797)    (57,198)    (219,628)    (390,376)
      Net transfers             13,079,521      977,920      162,359        66,402,210     447,808    2,557,363    4,051,079
      Contract maintenance
         charge                       (998)        (325)         (25)           (7,829)       (198)        (628)      (1,506)
                               -----------   ----------     --------      ------------  ----------  -----------  -----------
   Increase (decrease) in
      net assets from
      capital transactions      17,145,248    1,101,669      349,874        77,348,330     700,781    3,259,322    5,047,480
                               -----------   ----------     --------      ------------  ----------  -----------  -----------
Increase (decrease) in net
   assets                       16,255,060    1,182,195      348,855        73,460,920     721,146    2,418,309    4,031,462
Net assets at beginning of
   period                        6,879,058    2,138,576      174,212        45,763,499     857,521    4,083,352   10,425,086
                               -----------   ----------     --------      ------------  ----------  -----------  -----------
Net assets at end of period    $23,134,118   $3,320,771     $523,067      $119,224,419  $1,578,667  $ 6,501,661  $14,456,548
                               ===========   ==========     ========      ============  ==========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                      284,727       22,232       16,237           885,477      32,051       26,438      128,653
   Units redeemed                  (29,010)     (10,283)        (114)         (223,893)     (6,038)      (6,603)     (36,944)
   Units transferred               822,288       90,109       13,794         4,062,077      47,182       73,461      362,190
                               -----------   ----------     --------      ------------  ----------  -----------  -----------
Increase (decrease) in units
   outstanding                   1,078,005      102,058       29,917         4,723,661      73,195       93,296      453,899
Beginning units                    423,527      203,598       15,110         2,743,739      90,634      102,154      908,556
                               -----------   ----------     --------      ------------  ----------  -----------  -----------
Ending units                     1,501,532      305,656       45,027         7,467,400     163,829      195,450    1,362,455
                               ===========   ==========     ========      ============  ==========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                 Small                               Total                                  Growth
                                Company                 Telecom     Return      Capital                       and
                                 Value     Technology   Utility      Bond        Growth      Comstock       Income
                               Portfolio    Portfolio  Portfolio   Portfolio   Portfolio     Portfolio     Portfolio
                               (Class 3)    (Class 3)  (Class 3)   (Class 3)   (Class II)   (Class II)    (Class II)
                              -----------  ----------  ---------  ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   (76,456)  $ (1,692)  $  1,887   $  117,232  $  (68,501)  $  3,522,122  $  2,277,273
   Net realized gains
      (losses)                     63,777     (5,695)       742        1,750     362,602     18,197,226    11,756,073
   Change in net unrealized
      appreciation
      (depreciation) of
      investments              (1,183,090)   (25,894)    16,145      (69,091)    257,939    (67,136,697)  (39,533,503)
                              -----------   --------   --------   ----------  ----------   ------------  ------------
   Increase (decrease) in
      net assets from
      operations               (1,195,769)   (33,281)    18,774       49,891     552,040    (45,417,349)  (25,500,157)
                              -----------   --------   --------   ----------  ----------   ------------  ------------
From capital transactions:
      Net proceeds from
         units sold             2,885,781    154,634    236,196      171,201     250,139     16,883,274    16,196,315
      Cost of units redeemed     (219,424)   (15,923)    (8,111)     (69,259)   (654,449)   (22,801,015)  (17,560,402)
      Net transfers            10,578,515    215,121    452,353    1,234,452     141,205     58,995,996    61,528,663
      Contract maintenance
         charge                      (586)       (71)       (56)        (225)       (283)       (10,142)       (9,807)
                              -----------   --------   --------   ----------  ----------   ------------  ------------
   Increase (decrease) in
      net assets from
      capital transactions     13,244,286    353,761    680,382    1,336,169    (263,388)    53,068,113    60,154,769
                              -----------   --------   --------   ----------  ----------   ------------  ------------
Increase (decrease) in net
   assets                      12,048,517    320,480    699,156    1,386,060     288,652      7,650,764    34,654,612
Net assets at beginning of
   period                       3,367,814     39,385     32,370    1,559,010   9,424,612    304,736,859   257,912,123
                              -----------   --------   --------   ----------  ----------   ------------  ------------
Net assets at end of period   $15,416,331   $359,865   $731,526   $2,945,070  $9,713,264   $312,387,623  $292,566,735
                              ===========   ========   ========   ==========  ==========   ============  ============
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                     286,578     63,542     19,465       11,253      23,349      1,143,465       986,845
   Units redeemed                 (23,486)    (5,898)      (683)      (4,530)    (59,634)    (1,581,980)   (1,085,466)
   Units transferred            1,088,097     75,858     37,273       80,781      13,867      4,053,016     3,781,878
                              -----------   --------   --------   ----------  ----------   ------------  ------------
Increase (decrease) in units
   outstanding                  1,351,189    133,502     56,055       87,504     (22,418)     3,614,501     3,683,257
Beginning units                   314,883     16,146      2,799      102,373     900,337     19,886,050    15,346,236
                              -----------   --------   --------   ----------  ----------   ------------  ------------
Ending units                    1,666,072    149,648     58,854      189,877     877,919     23,500,551    19,029,493
                              ===========   ========   ========   ==========  ==========   ============  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                 Growth                                                                               Franklin
                                   and         Mid Cap        Asset        Global                                      Income
                                 Income         Value      Allocation      Growth        Growth     Growth-Income    Securities
                                Portfolio     Portfolio       Fund          Fund          Fund           Fund           Fund
                               (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2) (1)
                              ------------  ------------  ------------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $    933,989  $   (642,812) $  4,980,478  $  6,003,355  $   (238,177) $   3,818,596    $   (300)
   Net realized gains
      (losses)                  18,584,777    22,204,164    14,150,712    19,159,028    27,925,336     23,626,900          (5)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments              (35,158,441)  (49,405,398)  (32,007,368)  (19,468,597)  (28,334,779)   (58,177,051)     15,236
                              ------------  ------------  ------------  ------------  ------------  -------------    --------
   Increase (decrease) in
      net assets from
      operations               (15,639,675)  (27,844,046)  (12,876,178)    5,693,786      (647,620)   (30,731,555)     14,931
                              ------------  ------------  ------------  ------------  ------------  -------------    --------
From capital transactions:
      Net proceeds from
         units sold              8,834,702     7,621,514    25,538,640    25,817,815    20,613,104     37,206,255     347,845
      Cost of units redeemed   (15,647,800)  (11,231,761)  (25,306,032)  (20,404,459)  (21,419,812)   (36,786,328)       (142)
      Net transfers             23,804,383    14,632,660    99,838,448    69,847,247    34,993,360     91,646,082     285,338
      Contract maintenance
         charge                     (5,706)       (1,817)      (10,186)      (12,717)       (8,000)       (16,589)          0
                              ------------  ------------  ------------  ------------  ------------  -------------    --------
   Increase (decrease) in
      net assets from
      capital transactions      16,985,579    11,020,596   100,060,870    75,247,886    34,178,652     92,049,420     633,041
                              ------------  ------------  ------------  ------------  ------------  -------------    --------
Increase (decrease) in net
   assets                        1,345,904   (16,823,450)   87,184,692    80,941,672    33,531,032     61,317,865     647,972
Net assets at beginning of
   period                      219,759,130   165,297,895   315,024,276   293,600,783   286,621,960    502,013,296           0
                              ------------  ------------  ------------  ------------  ------------  -------------    --------
Net assets at end of period   $221,105,034  $148,474,445  $402,208,968  $374,542,455  $320,152,992  $ 563,331,161    $647,972
                              ============  ============  ============  ============  ============  =============    ========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                      610,530       472,965     1,463,392     1,050,271       903,844      1,896,410      35,235
   Units redeemed               (1,090,339)     (717,493)   (1,465,102)     (833,138)     (945,300)    (1,894,003)        (14)
   Units transferred             1,643,092       907,379     5,760,428     2,843,755     1,541,492      4,699,958      28,781
                              ------------  ------------  ------------  ------------  ------------  -------------    --------
Increase (decrease) in units
   outstanding                   1,163,283       662,851     5,758,718     3,060,888     1,500,036      4,702,365      64,002
Beginning units                 14,981,110     9,734,214    18,214,301    12,313,486    13,104,310     25,584,037           0
                              ------------  ------------  ------------  ------------  ------------  -------------    --------
Ending units                    16,144,393    10,397,065    23,973,019    15,374,374    14,604,346     30,286,402      64,002
                              ============  ============  ============  ============  ============  =============    ========

(1)  For the period from February 4, 2008 (inception) to April 30, 2008

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                              Franklin Templeton
                              VIP Founding Funds
                                Allocation Fun
                                 (Class 2) (1)
                              ------------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                       $   (503)
   Net realized gains
      (losses)                            5
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                    18,643
                                   --------
   Increase (decrease) in
      net assets from
      operations                     18,145
                                   --------
From capital transactions:
      Net proceeds from
         units sold                 253,730
      Cost of units redeemed         (1,335)
      Net transfers                 558,551
      Contract maintenance
         charge                           0
                                   --------
   Increase (decrease) in
      net assets from
      capital transactions          810,946
                                   --------
Increase (decrease) in net
   assets                           829,091
Net assets at beginning of
   period                                 0
                                   --------
Net assets at end of period        $829,091
                                   ========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                        26,209
   Units redeemed                      (137)
   Units transferred                 57,086
                                   --------
Increase (decrease) in units
   outstanding                       83,158
Beginning units                           0
                                   --------
Ending units                         83,158
                                   ========

(1)  For the period from February 4, 2008 (inception) to April 30, 2008

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION


     Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (formerly known as AIG SunAmerica Life Assurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica Annuity and Life Assurance Company on April 8, 2009. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.


     The Separate Account is composed of a total of seventy-eight variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following:
     (1) the nine currently available Class 1 and Class 3 investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) the fifty-eight currently available Class 1 and Class 3 investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) the two currently available Class VC investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), (5) the four currently available Class 2 investment portfolios of American Fund Insurance Series ("American Series"), or (6) the two currently available Class 2 investment portfolios of Franklin Templeton Variable Insurance Products Trust ("Franklin Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Class II shares in the Van Kampen Trust, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are not subject to 12b-1 fees.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

     The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund, the Franklin Trust and the American Series (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     Prior to May 1, 2008, the Total Return Bond Portfolio was formerly named Worldwide High Income Portfolio and the Capital Growth Portfolio was formerly named Strategic Growth Portfolio.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: THE INVESTMENTS are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective May 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning May 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     ACCOUNTING CHANGES: In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Separate Account adopted FAS 157 on May 1, 2008, its required effective date, and it resulted in no cumulative effect to the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets. See Note 3 to the Financial Statements for additional FAS 157 disclosures.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS

     Effective May 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of April 30, 2009 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of April 30, 2009. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at April 30, 2009, and respective

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)

     hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of April 30, 2009, is presented.

4. CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus product and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as a redemption in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge for Polaris II A-Class Platinum is charged $35 per contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows:
     Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

     contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     MARKETLOCK, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK INCOME PLUS FEE: The optional MarketLock, MarketLock for Life Plus and MarketLock Income Plus features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock ranges from 0.50% to 0.65% of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and is 0.85% for one covered person and 1.10% for two covered persons for MarketLock Income Plus, of the Income Base, deducted quarterly from the contract value and recorded as a redemption in the Statement of Changes in Net Assets. The Income Base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

     made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statement of Changes in New Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2009 consist of the following:

                                             Cost of      Proceeds
                                              Shares        from
Variable Accounts                            Acquired    Shares Sold
-----------------                          -----------   -----------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)       $ 4,779,502   $ 3,692,939
Capital Appreciation Portfolio (Class 1)    25,865,040    18,450,698
Government and Quality Bond Portfolio
   (Class 1)                                14,581,531    20,213,135

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares         from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
ANCHOR TRUST (continued):
Growth Portfolio (Class 1)                               $13,383,437   $11,970,357
Asset Allocation Portfolio (Class 3)                       2,279,233       954,733
Capital Appreciation Portfolio (Class 3)                  54,372,044     2,148,405
Government and Quality Bond Portfolio
(Class 3)                                                 36,524,138    10,473,095
Growth Portfolio (Class 3)                                 3,039,252       192,080
Natural Resources Portfolio (Class 3)                      5,901,137     1,199,826

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                    $   296,523   $ 1,216,373
Alliance Growth Portfolio (Class 1)                          240,507     5,953,779
Balanced Portfolio (Class 1)                               1,732,509     6,177,342
Blue Chip Growth Portfolio (Class 1)                         143,768       325,728
Capital Growth Portfolio (Class 1)                           324,134       377,733
Cash Management Portfolio (Class 1)                       55,638,165    42,280,678
Corporate Bond Portfolio (Class 1)                         7,263,458    17,353,371
Davis Venture Value Portfolio (Class 1)                   17,624,744    17,856,961
"Dogs" of Wall Street Portfolio (Class 1)                    999,653       748,658
Emerging Markets Portfolio (Class 1)                       5,655,369     4,224,470
Equity Index Portfolio (Class 1)                             401,430     3,675,466
Equity Opportunities Portfolio (Class 1)                   3,611,891     2,906,065
Fundamental Growth Portfolio (Class 1)                       362,395     3,278,466
Global Bond Portfolio (Class 1)                            5,542,676     8,303,007
Global Equities Portfolio (Class 1)                          616,065     1,940,246
Growth Opportunities Portfolio (Class 1)                     264,726       212,509
Growth-Income Portfolio (Class 1)                          4,893,501     6,620,132
High-Yield Bond Portfolio (Class 1)                        3,959,430     3,417,736
International Diversified Equities Portfolio (Class 1)     1,392,919     2,111,031
International Growth and Income Portfolio (Class 1)        3,687,015     7,113,240
MFS Massachusetts Investors Trust Portfolio (Class 1)        250,189     1,105,145
MFS Total Return Portfolio (Class 1)                      15,007,077    27,867,466

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares         from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
SUNAMERICA TRUST (continued):
Mid-Cap Growth Portfolio (Class 1)                       $   490,004   $ 1,075,576
Real Estate Portfolio (Class 1)                            2,383,994     2,343,685
Small Company Value Portfolio (Class 1)                      700,829     1,477,099
Technology Portfolio (Class 1)                                56,549        90,778
Telecom Utility Portfolio (Class 1)                          531,560       878,355
Total Return Bond Portfolio (Class 1)                      9,768,597     1,979,980
Aggressive Growth Portfolio (Class 3)                        159,685        77,802
Alliance Growth Portfolio (Class 3)                          573,238     1,696,827
Balanced Portfolio (Class 3)                               1,485,405       560,884
Blue Chip Growth Portfolio (Class 3)                         433,720        45,564
Capital Growth Portfolio (Class 3)                         2,038,639       396,420
Cash Management Portfolio (Class 3)                       32,289,807    20,130,763
Corporate Bond Portfolio (Class 3)                        57,052,160    10,975,625
Davis Venture Value Portfolio (Class 3)                   42,592,659       619,990
"Dogs" of Wall Street Portfolio (Class 3)                    516,449       385,377
Emerging Markets Portfolio (Class 3)                       8,846,501       810,412
Equity Opportunities Portfolio (Class 3)                     429,620       152,554
Foreign Value Portfolio (Class 3)                         29,904,248       674,064
Fundamental Growth Portfolio (Class 3)                     2,808,096       256,729
Global Bond Portfolio (Class 3)                           13,100,351     3,483,357
Global Equities Portfolio (Class 3)                          374,742       473,104
Growth Opportunities Portfolio (Class 3)                  11,923,995        11,376
Growth-Income Portfolio (Class 3)                          1,970,777       613,625
High-Yield Bond Portfolio (Class 3)                       15,679,263       711,501
International Diversified Equities Portfolio (Class 3)     3,055,086       590,210
International Growth and Income Portfolio (Class 3)       26,933,028       427,479
Marsico Focused Growth Portfolio (Class 3)                 1,088,602       335,692
MFS Massachusetts Investors Trust Portfolio (Class 3)     18,471,273        10,407
MFS Total Return Portfolio (Class 3)                      40,824,173     4,083,715
Mid-Cap Growth Portfolio (Class 3)                           724,527       278,975

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                              Cost of       Proceeds
                                               Shares         from
Variable Accounts                             Acquired    Shares Sold
-----------------                           -----------   -----------
SUNAMERICA TRUST (continued):
Real Estate Portfolio (Class 3)             $19,592,879   $   289,939
Small & Mid Cap Value Portfolio (Class 3)    28,100,036        94,217
Small Company Value Portfolio (Class 3)      12,395,238       257,486
Technology Portfolio (Class 3)                  355,088       101,451
Telecom Utility Portfolio (Class 3)             555,971       226,027
Total Return Bond Portfolio (Class 3)        50,329,775     6,270,398

VAN KAMPEN TRUST (Class II):
Capital Growth Portfolio                    $   721,889   $ 1,556,958
Comstock Portfolio                           42,029,513    33,384,543
Growth and Income Portfolio                  51,210,611    26,575,853

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                 $19,845,299   $25,054,765
Mid Cap Value Portfolio                      12,356,560    21,683,433

AMERICAN SERIES (Class 2):
Asset Allocation Fund                       $78,967,185   $41,692,479
Global Growth Fund                           77,643,618    32,463,531
Growth Fund                                  68,412,801    30,566,629
Growth-Income Fund                           92,426,347    50,628,242

FRANKLIN TRUST (Class 2):
Franklin Income Securities Fund             $ 9,094,021   $   715,750
Franklin Templeton VIP Founding Funds
Allocation Fund                              21,286,090       640,491

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS


     In September 2008, American International Group experienced a severe strain on its liquidity that resulted in American International Group on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, American International Group issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on American International Group's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with American International Group's common stock on all matters submitted to American International Group shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the credit facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, American International Group entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

     During the fourth quarter of 2008, American International Group and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

     On December 12, 2008, American International Group, certain of American International Group's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another American International Group subsidiary (the "American International Group Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)


     company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the American International Group Agent, as agent of the life insurance subsidiaries, in connection with American International Group's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $14.9 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from American International Group subsidiaries in exchange for cash collateral, were terminated.

     On March 2, 2009, American International Group and the NY Fed announced their intent to enter into a transaction pursuant to which American International Group will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an American International Group operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). American International Group expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility. The foregoing transactions are collectively referred to herein as the "AIA/ALICO Transactions".

     American International Group and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which American International Group will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by American International Group. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

     On October 3, 2008, American International Group announced a restructuring plan under which American International Group's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, American International Group has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to American International Group's ability to divest assets at acceptable values. American International Group's restructuring plan has evolved in response to

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)


     these market conditions. Specifically, American International Group's current plans involve transactions between American International Group and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, American International Group entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, American International Group and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. American International Group also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) American International Group is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of American International Group's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to American International Group, its subsidiaries or any special purpose vehicle established by or for the benefit of American International Group or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

7.   SUBSEQUENT EVENTS

     On June 25, 2009, American International Group and the NY Fed entered into definitive agreements with respect to the AIM/ALICO Transactions. In exchange for the preferred interests received by the NY

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     Fed, there will be a $25 billion reduction in the outstanding balance and maximum mount available to be borrowed under the credit facility agreement (provided the maximum amount available under the credit facility shall not be less than $25 billion as a result of such reduction).


     In connection with the preparation of its quarterly report on Form 10-Q for the three months ended March 31, 2009, American International Group management assessed whether American International Group has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the recently completed transactions and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, American International Group management's plans to stabilize American International Group's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties of such plans, American International Group management believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of American International Group management's plans could be materially different, or that one or more of American International Group management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, American International Group may need additional U.S. government support to meet its obligations as they come due. If American International Group is unable to meet its obligations as they come due, management believes this could have a material effect upon the Company and its operations. However, management does not currently anticipate a material impact on the financial statements of the Separate Account as the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2009, 2008, 2007, 2006 and 2005 follows:

                     At April 30                         For the Year Ended April 30
      ----------------------------------------  ----------------------------------------------
                 Unit Fair Value                Expense Ratio  Investment      Total Return
                    Lowest to       Net Assets      Lowest       Income          Lowest to
Year    Units      Highest ($)         ($)      to Highest(1)   Ratio(2)        Highest(3)
----  ---------  ---------------   -----------  -------------  ----------  -------------------
Asset Allocation Portfolio (Class 1)
2009    773,252  12.00 to 20.97(4)  11,543,112  0.85% to 1.25%    3.55%     -22.05% to -22.01%(5)
2008    869,404  15.39 to 26.90(4)  17,088,965  0.85% to 1.25%    2.88%       -0.32% to -0.30%(5)
2007    916,119  15.44 to 26.98(4)  18,467,182  0.85% to 1.25%    3.16%       10.59% to 10.74%(5)
2006    949,755  13.94 to 24.40(4)  17,818,596  0.85% to 1.25%    2.99%        9.93% to 10.37%(5)
2005    971,032  11.78 to 22.20(4)  17,336,407  0.85% to 1.25%    2.73%         5.86% to 6.28%

Capital Appreciation Portfolio (Class 1)
2009  6,103,781  10.63 to 33.20(4)  72,003,272  0.85% to 1.25%    0.00%     -34.86% to -34.60%
2008  7,277,987  16.25 to 50.97(4) 131,934,651  0.85% to 1.25%    0.34%         8.44% to 8.87%
2007  8,114,213  14.92 to 47.00(4) 135,629,169  0.85% to 1.25%    0.14%         9.24% to 9.68%
2006  7,778,119  13.61 to 43.03(4) 122,002,595  0.85% to 1.25%    0.27%       25.96% to 26.47%
2005  6,202,015  10.76 to 34.16(4)  83,487,910  0.85% to 1.25%    0.00%         0.37% to 0.78%

Government and Quality Bond Portfolio (Class 1)
2009  5,468,822  15.07 to 19.37(4)  85,971,493  0.85% to 1.25%    4.17%         2.30% to 2.71%
2008  5,992,724  14.67 to 18.94(4)  92,173,031  0.85% to 1.25%    3.74%         4.76% to 5.18%
2007  5,953,394  13.95 to 18.08(4)  87,861,069  0.85% to 1.25%    3.65%         5.23% to 5.65%
2006  5,852,159  13.20 to 17.18(4)  83,089,300  0.85% to 1.25%    3.77%       -1.00% to -0.60%
2005  5,005,538  13.28 to 17.35(4)  74,583,311  0.85% to 1.25%    4.64%         3.27% to 3.69%

Growth Portfolio (Class 1)
2009  4,008,018   8.46 to 23.28(4)  38,205,960  0.85% to 1.25%    0.91%     -36.22% to -35.96%
2008  4,982,926  13.21 to 36.50(4)  73,973,227  0.85% to 1.25%    0.73%       -2.18% to -1.79%
2007  5,772,736  13.45 to 37.31(4)  86,859,847  0.85% to 1.25%    0.61%       11.97% to 12.41%
2006  5,763,643  11.97 to 33.32(4)  79,074,823  0.85% to 1.25%    0.82%        17.64 to 18.11%
2005  4,488,033  10.13 to 28.33(4)  56,478,498  0.85% to 1.25%    0.53%         5.42% to 5.85%

Asset Allocation Portfolio (Class 3)
2009    311,652  10.99 to 11.22      3,494,991  0.85% to 1.10%    3.28%     -22.12% to -21.93%
2008    265,948  14.11 to 14.37      3,820,926  0.85% to 1.10%    2.08%       -0.41% to -0.17%
2007    103,436  14.17 to 14.39      1,488,630  0.85% to 1.10%    1.64%    10.61%(7) to 10.95%(7)
2006         --              --             --             --       --                     --
2005         --              --             --             --       --                     --

Capital Appreciation Portfolio (Class 3)
2009  8,928,669  10.32 to 10.55     94,134,741  0.85% to 1.10%    0.00%     -34.93% to -34.77%
2008  6,845,459  15.86 to 16.17    110,634,862  0.85% to 1.10%    0.13%         8.33% to 8.60%
2007  3,085,252  14.64 to 14.89     45,912,750  0.85% to 1.10%    0.00%      9.53%(7) to 9.82%(7)
2006         --              --             --             --       --                     --
2005         --              --             --             --       --                     --

Government and Quality Bond Portfolio (Class 3)
2009  5,442,670  14.65 to 14.96     81,374,970  0.85% to 1.10%    3.70%         2.20% to 2.45%
2008  3,775,931  14.34 to 14.60     55,105,056  0.85% to 1.10%    3.27%         4.66% to 4.92%
2007  2,044,042  13.70 to 13.91     28,430,845  0.85% to 1.10%    1.30%      5.45%(7) to 5.71%(7)
2006         --              --             --             --       --                     --
2005         --              --             --             --       --                     --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                         For the Year Ended April 30
      ----------------------------------------  ----------------------------------------------
                 Unit Fair Value                Expense Ratio  Investment      Total Return
                    Lowest to       Net Assets      Lowest       Income          Lowest to
Year    Units      Highest ($)         ($)      to Highest(1)   Ratio(2)        Highest(3)
----  ---------  ---------------   -----------  -------------  ----------  -------------------
Growth Portfolio (Class 3)
2009    472,674    8.23 to 8.40      3,970,032  0.85% to 1.10%    0.50%     -36.30% to -36.12%
2008    296,113  12.92 to 13.15      3,893,356  0.85% to 1.10%    0.43%       -2.21% to -2.04%
2007    143,500  13.21 to 13.42      1,925,911  0.85% to 1.10%    0.24%    12.29%(7) to 12.64%(7)
2006         --              --             --             --       --                     --
2005         --              --             --             --       --                     --

Natural Resources Portfolio (Class 3)
2009    864,571    7.49 to 7.54      6,521,441  0.85% to 1.10%    0.81%     -48.71% to -48.58%
2008    617,073  14.60 to 14.67      9,051,703  0.85% to 1.10%    0.69%       31.40% to 31.74%
2007    226,414  11.11 to 11.14      2,521,228  0.85% to 1.10%    0.18%    11.12%(7) to 11.36%(7)
2006         --              --             --             --       --                     --
2005         --              --             --             --       --                     --

Aggressive Growth Portfolio (Class 1)
2009    483,218    5.25 to 8.60(4)   3,540,639  0.85% to 1.25%    0.82%     -45.77% to -45.56%
2008    584,193   9.64 to 15.86(4)   7,886,613  0.85% to 1.25%    0.64%     -19.13% to -18.80%
2007    686,222  11.87 to 19.61(4)  11,523,478  0.85% to 1.25%    0.10%       12.60% to 13.05%
2006    779,379  10.50 to 17.41(4)  11,882,825  0.85% to 1.25%    0.00%       22.91% to 23.40%
2005    904,750   8.51 to 14.17(4)  11,620,263  0.85% to 1.25%    0.00%        9.63% to 10.06%(5)

Alliance Growth Portfolio (Class 1)
2009  1,429,844   5.85 to 23.92(4)  21,415,071  0.85% to 1.25%    0.19%     -31.59% to -31.31%
2008  1,797,555   8.51 to 34.96(4)  38,382,318  0.85% to 1.25%    0.05%       -0.58% to -0.18%
2007  2,189,625   8.53 to 35.16(4)  47,489,197  0.85% to 1.25%    0.13%         2.03% to 2.44%
2006  2,713,134   8.32 to 34.46(4)  59,181,349  0.85% to 1.25%    0.38%       27.10% to 27.61%
2005  3,450,927   6.52 to 27.12(4)  60,549,487  0.85% to 1.25%    0.33%         1.04% to 1.45%(5)

Balanced Portfolio (Class 1)
2009  1,505,570   7.54 to 12.82(4)  17,053,832  0.85% to 1.25%    3.93%     -23.28% to -22.98%
2008  1,878,292   9.78 to 16.71(4)  28,239,635  0.85% to 1.25%    2.96%       -4.27% to -3.88%
2007  2,217,107  10.18 to 17.45(4)  35,003,995  0.85% to 1.25%    2.76%       11.47% to 11.92%
2006  2,737,772   9.10 to 15.66(4)  39,283,815  0.85% to 1.25%    2.52%         6.73% to 7.15%
2005  3,519,306   8.49 to 14.67(4)  48,101,607  0.85% to 1.25%    1.56%         3.02% to 3.44%(5)

Blue Chip Growth Portfolio (Class 1)
2009    211,535    4.35 to 4.44        938,950  0.85% to 1.10%    0.54%     -31.55% to -31.37%
2008    248,749    6.36 to 6.48      1,608,902  0.85% to 1.10%    0.35%       -0.44% to -0.19%
2007    289,877    6.39 to 6.49      1,878,739  0.85% to 1.10%    0.25%        9.97% to 10.25%
2006    288,625    5.81 to 5.88      1,696,323  0.85% to 1.10%    0.56%       10.92% to 11.20%
2005    268,342    5.24 to 5.29      1,418,582  0.85% to 1.10%    0.16%       -1.71% to -1.46%

Capital Growth Portfolio (Class 1)
2009    211,903    5.45 to 5.57      1,178,444  0.85% to 1.10%    0.00%     -38.05% to -37.90%
2008    217,046    8.81 to 8.96      1,943,884  0.85% to 1.10%    1.18%         1.64% to 1.89%
2007    247,323    8.66 to 8.80      2,174,280  0.85% to 1.10%    0.31%       14.30% to 14.58%
2006    248,835    7.58 to 7.68      1,909,317  0.85% to 1.10%    0.45%       16.75% to 17.04%
2005    178,277    6.49 to 6.56      1,168,750  0.85% to 1.10%    0.00%         1.68% to 1.93%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                         For the Year Ended April 30
      ----------------------------------------  ----------------------------------------------
                 Unit Fair Value                Expense Ratio  Investment      Total Return
                    Lowest to       Net Assets      Lowest       Income          Lowest to
Year    Units      Highest ($)         ($)      to Highest(1)   Ratio(2)        Highest(3)
----  ---------  ---------------   -----------  -------------  ----------  -------------------
Cash Management Portfolio (Class 1)
2009  3,643,431  11.95 to 14.07(4)  44,673,769  0.85% to 1.25%    3.51%      -0.63% to -0.23%
2008  2,585,728  11.98 to 14.16(4)  32,502,964  0.85% to 1.25%    3.25%        2.19% to 2.60%
2007  1,908,753  11.68 to 13.86(4)  23,875,174  0.85% to 1.25%    2.55%        3.63% to 4.04%
2006  1,566,098  11.23 to 13.37(4)  19,153,946  0.85% to 1.25%    0.86%        2.15% to 2.56%
2005  1,660,970  10.94 to 13.09(4)  20,569,647  0.85% to 1.25%    0.77%        0.09% to 0.49%

Corporate Bond Portfolio (Class 1)
2009  4,991,101  15.16 to 18.66(4)  76,317,039  0.85% to 1.25%    4.72%      -3.52% to -3.13%
2008  5,908,285  15.65 to 19.34(4)  93,350,119  0.85% to 1.25%    3.89%        3.13% to 3.54%
2007  5,762,823  15.12 to 18.75(4)  88,117,103  0.85% to 1.25%    4.34%        7.31% to 7.74%
2006  5,268,308  14.03 to 17.48(4)  75,119,224  0.85% to 1.25%    4.39%        1.40% to 1.81%
2005  3,499,746  13.78 to 17.23(4)  49,923,331  0.85% to 1.25%    4.75%        3.86% to 4.28%

Davis Venture Value Portfolio (Class 1)
2009  5,852,219  10.09 to 25.48(4)  65,272,627  0.85% to 1.25%    2.04%    -36.45% to -36.20%
2008  7,123,996  15.81 to 40.10(4) 124,976,792  0.85% to 1.25%    0.92%      -3.92% to -3.54%
2007  8,070,942  16.39 to 41.73(4) 148,405,314  0.85% to 1.25%    0.98%      13.90% to 14.35%
2006  7,926,993  14.34 to 36.64(4) 127,172,101  0.85% to 1.25%    0.96%      16.03% to 16.50%
2005  6,547,997  12.31 to 31.58(4)  94,709,800  0.85% to 1.25%    0.85%        8.59% to 9.02%(5)

"Dogs" of Wall Street Portfolio (Class 1)
2009    261,903   8.70 to 10.20      2,363,708  0.85% to 1.25%    3.97%    -31.73% to -31.45%(5)
2008    303,915  12.75 to 14.89      3,993,931  0.85% to 1.25%    2.67%      -6.81% to -6.44%(5)
2007    373,356  13.68 to 15.91      5,265,702  0.85% to 1.25%    2.40%      16.44% to 16.90%
2006    449,685  11.75 to 13.61      5,417,029  0.85% to 1.25%    2.52%        5.77% to 6.19%
2005    573,762  11.11 to 12.82      6,504,889  0.85% to 1.25%    2.44%        1.80% to 2.20%(5)

Emerging Markets Portfolio (Class 1)
2009    531,514  13.65 to 16.86      7,786,851  0.85% to 1.25%    2.11%    -46.75% to -46.54%
2008    687,305  25.64 to 31.53     19,068,073  0.85% to 1.25%    1.93%      20.50% to 20.98%
2007    705,715  21.28 to 26.06     16,152,724  0.85% to 1.25%    0.95%      16.26% to 16.72%
2006    814,147  18.30 to 22.33     15,776,403  0.85% to 1.25%    0.28%      63.38% to 64.03%
2005    636,170  11.20 to 13.61      7,347,341  0.85% to 1.25%    1.01%      23.01% to 23.50%

Equity Index Portfolio (Class 1)
2009  1,426,489            6.56      9,357,126           1.25%    2.48%               -36.27%
2008  1,882,083           10.29     19,373,157           1.25%    1.58%                -6.28%
2007  2,345,019           10.98     25,756,567           1.25%    1.56%                13.14%
2006  3,059,876            9.71     29,704,711           1.25%    1.60%                13.47%
2005  4,114,983            8.56     35,204,686           1.25%    1.10%                 4.45%

Equity Opportunities Portfolio (Class 1)
2009  1,137,507   8.51 to 13.39(4)  10,300,983  0.85% to 1.25%    1.86%    -32.23% to -31.96%
2008  1,374,566  12.51 to 19.76(4)  18,231,057  0.85% to 1.25%    1.84%      -8.00% to -7.63%
2007  1,550,960  13.55 to 21.47(4)  22,389,453  0.85% to 1.25%    1.63%      11.61% to 12.05%
2006  1,671,136  12.09 to 19.24(4)  21,804,571  0.85% to 1.25%    1.55%      11.45% to 11.90%
2005  1,522,266  10.81 to 17.26(4)  18,567,050  0.85% to 1.25%    1.42%        6.00% to 6.43%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                         For the Year Ended April 30
      ----------------------------------------  ---------------------------------------------
                 Unit Fair Value                Expense Ratio  Investment     Total Return
                    Lowest to       Net Assets      Lowest       Income         Lowest to
Year    Units      Highest ($)         ($)      to Highest(1)   Ratio(2)       Highest(3)
----  ---------  ---------------   -----------  -------------  ----------  ------------------
Fundamental Growth Portfolio (Class 1)
2009  1,522,209   4.83 to 12.53(4)  10,568,571  0.85% to 1.25%    0.00%    -40.72% to -40.48%
2008  1,859,610   8.11 to 21.14(4)  21,612,238  0.85% to 1.25%    0.00%        6.59% to 7.02%
2007  2,167,678   7.58 to 19.83(4)  24,040,160  0.85% to 1.25%    0.02%        4.32% to 4.74%
2006  2,549,419   7.24 to 19.01(4)  28,011,037  0.85% to 1.25%    0.61%      15.98% to 16.45%
2005  2,873,774   6.22 to 16.39(4)  29,214,010  0.85% to 1.25%    0.13%      -2.23% to -1.84%(5)

Global Bond Portfolio (Class 1)
2009  1,054,671  14.85 to 20.18(4)  16,526,291  0.85% to 1.25%    3.46%      -4.63% to -4.24%
2008  1,270,133  15.51 to 21.16(4)  20,864,229  0.85% to 1.25%    0.49%      13.57% to 14.03%
2007    818,750  13.60 to 18.63(4)  12,192,862  0.85% to 1.25%    9.13%        2.82% to 3.23%(5)
2006    737,348  13.18 to 18.12(4)  10,985,195  0.85% to 1.25%    3.23%        2.47% to 2.88%(5)
2005    632,442  12.81 to 17.68(4)   9,740,574  0.85% to 1.25%    0.00%        4.17% to 4.59%

Global Equities Portfolio (Class 1)
2009    489,251   6.56 to 14.68(4)   4,927,724  0.85% to 1.25%    2.81%    -41.70% to -41.47%
2008    620,943  11.21 to 25.18(4)  10,592,395  0.85% to 1.25%    1.24%      -3.66% to -3.27%
2007    697,578  11.59 to 26.14(4)  12,617,488  0.85% to 1.25%    0.89%      16.51% to 16.98%
2006    703,263   9.91 to 22.43(4)  11,363,594  0.85% to 1.25%    0.26%      34.21% to 34.75%
2005    731,337   7.35 to 16.71(4)   9,402,833  0.85% to 1.25%    0.32%        5.56% to 5.98%(5)

Growth Opportunities Portfolio (Class 1)
2009    188,057    4.21 to 4.37        793,208  0.85% to 1.10%    0.00%    -31.48% to -31.31%
2008    175,626    6.13 to 6.38      1,077,783  0.85% to 1.10%    0.00%        2.41% to 2.67%
2007    181,505    5.97 to 6.23      1,085,841  0.85% to 1.10%    0.00%      -0.92% to -0.68%
2006    183,198    6.01 to 6.28      1,104,632  0.85% to 1.10%    0.00%      36.75% to 37.11%
2005     65,458    4.38 to 4.60        287,334  0.85% to 1.10%    0.00%      -0.83% to -0.59%

Growth-Income Portfolio (Class 1)
2009  1,588,482   6.51 to 20.11(4)  19,101,948  0.85% to 1.25%    1.36%    -37.60% to -37.35%
2008  1,960,560  10.39 to 32.22(4)  38,263,550  0.85% to 1.25%    0.98%      -5.23% to -4.85%(5)
2007  2,172,631  10.92 to 34.00(4)  46,157,588  0.85% to 1.25%    0.75%        8.88% to 9.32%(5)
2006  2,508,957   9.99 to 31.22(4)  51,800,247  0.85% to 1.25%    0.56%      16.84% to 17.30%
2005  3,029,829   8.51 to 26.72(4)  56,491,767  0.85% to 1.25%    0.72%        1.56% to 1.97%

High-Yield Bond Portfolio (Class 1)
2009  1,071,185  11.43 to 15.78(4)  12,495,060  0.85% to 1.25%   12.09%    -25.73% to -25.63%(5)
2008  1,122,869  15.36 to 21.25(4)  17,677,184  0.85% to 1.25%    7.63%      -3.84% to -3.68%(5)
2007  1,264,402  15.95 to 22.09(4)  20,788,545  0.85% to 1.25%    7.63%      10.90% to 11.06%(5)
2006  1,158,420  14.36 to 19.92(4)  17,292,845  0.85% to 1.25%    9.75%      15.09% to 15.55%(5)
2005  1,106,694  12.02 to 17.31(4)  14,737,078  0.85% to 1.25%    8.64%      12.08% to 12.53%(5)

International Diversified Equities Portfolio (Class 1)
2009    697,860   9.45 to 10.13(4)   5,081,136  0.85% to 1.25%    4.13%    -42.42% to -42.26%(5)
2008    842,165  16.41 to 17.55(4)  10,620,895  0.85% to 1.25%    2.09%        2.47% to 2.73%(5)
2007    812,228  16.02 to 17.08(4)  10,099,384  0.85% to 1.25%    0.41%      15.00% to 15.42%(5)
2006    749,276  13.93 to 14.80(4)   8,378,646  0.85% to 1.25%    1.44%      33.28% to 33.81%(5)
2005    649,657  10.45 to 11.07(4)   5,681,049  0.85% to 1.25%    2.04%    7.55%(7) to 10.90%(5)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                      At April 30                         For the Year Ended April 30
      -----------------------------------------  ---------------------------------------------
                  Unit Fair Value                Expense Ratio  Investment     Total Return
                     Lowest to       Net Assets      Lowest       Income         Lowest to
Year    Units       Highest ($)         ($)      to Highest(1)   Ratio(2)       Highest(3)
----  ----------  ---------------   -----------  -------------  ----------  ------------------
International Growth and Income Portfolio (Class 1)

2009   1,283,469   8.03 to 10.11(4)  11,009,858  0.85% to 1.25%    3.73%    -48.39% to -48.19%
2008   1,900,582  15.49 to 19.60(4)  31,204,073  0.85% to 1.25%    1.67%      -5.30% to -4.92%
2007   1,930,818  16.29 to 20.69(4)  33,618,066  0.85% to 1.25%    1.26%      17.01% to 17.48%
2006   1,624,150  13.87 to 17.68(4)  24,427,654  0.85% to 1.25%    0.81%      34.94% to 35.48%
2005   1,461,032  10.24 to 13.10(4)  16,531,318  0.85% to 1.25%    1.18%      12.29% to 12.74%(5)

MFS Massachusetts Investors Trust Portfolio (Class 1)
2009     388,579    7.80 to 7.96      3,085,844  0.85% to 1.10%    1.20%    -32.13% to -31.96%
2008     492,672  11.49 to 11.70      5,753,833  0.85% to 1.10%    1.18%        0.51% to 0.77%
2007     571,906  11.43 to 11.61      6,629,932  0.85% to 1.10%    0.70%      12.29% to 12.57%
2006     651,510  10.18 to 10.31      6,711,198  0.85% to 1.10%    0.76%      16.12% to 16.41%
2005     734,202    8.77 to 8.86      6,498,005  0.85% to 1.10%    0.81%        8.60% to 8.88%

MFS Total Return Portfolio (Class 1)
2009   8,100,695  12.38 to 12.64    102,227,600  0.85% to 1.10%    3.66%    -21.50% to -21.30%
2008  10,055,681  15.77 to 16.06    161,294,974  0.85% to 1.10%    2.66%      -4.27% to -4.03%
2007  10,626,450  16.47 to 16.73    177,627,795  0.85% to 1.10%    2.38%      12.03% to 12.31%
2006  10,086,264  14.70 to 14.90    150,133,917  0.85% to 1.10%    2.06%        7.31% to 7.57%
2005   6,985,249  13.70 to 13.85     96,653,891  0.85% to 1.10%    0.18%        7.58% to 7.85%

Mid-Cap Growth Portfolio (Class 1)
2009     361,701    6.29 to 6.42      2,318,266  0.85% to 1.10%    0.00%    -33.90% to -33.74%
2008     441,212    9.52 to 9.69      4,268,355  0.85% to 1.10%    0.24%        1.85% to 2.10%
2007     432,792    9.34 to 9.49      4,101,234  0.85% to 1.10%    0.00%        2.10% to 2.35%
2006     462,785    9.15 to 9.27      4,286,330  0.85% to 1.10%    0.00%      21.60% to 21.90%
2005     464,234    7.53 to 7.60      3,527,481  0.85% to 1.10%    0.00%      -3.17% to -2.93%

Real Estate Portfolio (Class 1)
2009     299,890  14.08 to 16.91      4,756,909  0.85% to 1.25%    4.34%    -49.67% to -49.47%
2008     382,374  27.98 to 33.46     11,983,610  0.85% to 1.25%    1.55%    -16.91% to -16.58%
2007     589,555  33.68 to 40.11     22,020,106  0.85% to 1.25%    1.24%      25.16% to 25.66%
2006     561,998  26.91 to 31.92     16,598,621  0.85% to 1.25%    1.81%      29.08% to 29.59%
2005     491,780  20.85 to 24.63     10,901,751  0.85% to 1.25%    2.52%      31.30% to 31.83%(5)

Small Company Value Portfolio (Class 1)
2009     196,515  12.23 to 17.08      3,353,978  0.85% to 1.25%    0.59%    -32.17% to -31.88%
2008     247,131  17.95 to 25.18      6,218,989  0.85% to 1.25%    0.00%    -13.59% to -13.23%
2007     340,916  20.69 to 29.13      9,928,447  0.85% to 1.25%    0.01%        7.15% to 7.58%
2006     384,470  19.23 to 27.19     10,450,373  0.85% to 1.25%    6.09%      32.88% to 33.41%
2005     456,861  14.41 to 20.46      9,345,792  0.85% to 1.25%    0.00%      15.28% to 15.74%

Technology Portfolio (Class 1)
2009     161,321    1.54 to 1.57        252,953  0.85% to 1.10%    0.00%    -35.24% to -35.07%
2008     177,656    2.38 to 2.42        429,037  0.85% to 1.10%    0.00%      -1.43% to -1.18%
2007     147,503    2.41 to 2.45        360,403  0.85% to 1.10%    0.00%        1.20% to 1.45%
2006     170,038    2.38 to 2.41        409,580  0.85% to 1.10%    0.00%      16.64% to 16.93%
2005     140,711    2.04 to 2.06        289,994  0.85% to 1.10%    0.00%      -5.35% to -5.11%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                      At April 30                         For the Year Ended April 30
      -----------------------------------------  ---------------------------------------------
                  Unit Fair Value                Expense Ratio  Investment     Total Return
                     Lowest to       Net Assets      Lowest       Income         Lowest to
Year    Units       Highest ($)         ($)      to Highest(1)   Ratio(2)       Highest(3)
----  ----------  ---------------   -----------  -------------  ----------  ------------------

Telecom Utility Portfolio (Class 1)
2009     185,202   8.32 to 11.18(4)   1,862,882  0.85% to 1.25%    3.03%     -37.78% to -37.56%(5)
2008     222,071  13.32 to 17.97(4)   3,621,268  0.85% to 1.25%    3.04%         7.31% to 7.53%(5)
2007     228,872  12.39 to 16.75(4)   3,559,841  0.85% to 1.25%    3.49%       29.03% to 29.65%
2006     247,300   9.56 to 12.98(4)   3,055,430  0.85% to 1.25%    4.30%       10.50% to 11.25%
2005     320,859   8.08 to 11.75(4)   3,606,091  0.85% to 1.25%    4.90%       15.64% to 16.47%(5)

Total Return Bond Portfolio (Class 1)
2009     902,304  16.62 to 24.38(4)  15,551,746  0.85% to 1.25%    3.08%         6.13% to 6.56%
2008     431,252  15.60 to 22.97(4)   7,169,673  0.85% to 1.25%    6.45%         1.70% to 2.11%
2007     441,898  15.28 to 22.59(4)   7,255,884  0.85% to 1.25%    7.41%         9.53% to 9.97%
2006     437,925  13.89 to 20.62(4)   6,610,256  0.85% to 1.25%    7.77%       10.07% to 10.51%
2005     353,167  12.57 to 18.74(4)   5,019,174  0.85% to 1.25%    6.07%         8.28% to 8.72%

Aggressive Growth Portfolio (Class 3)
2009      62,443     5.13 to 5.21       325,076  0.85% to 1.10%    0.39%     -45.75% to -45.71%
2008      54,796     9.45 to 9.59       525,484  0.85% to 1.10%    0.38%     -19.04% to -18.99%
2007      27,200   11.67 to 11.84       321,940  0.85% to 1.10%    0.00%    13.05%(7) to 13.31%(7)
2006          --               --            --             --       --                     --
2005          --               --            --             --       --                     --

Alliance Growth Portfolio (Class 3)
2009   1,773,630     5.68 to 5.80    10,283,061  0.85% to 1.10%    0.00%     -31.66% to -31.49%
2008   1,941,059     8.31 to 8.47    16,426,222  0.85% to 1.10%    0.00%       -0.68% to -0.43%
2007   1,540,187     8.37 to 8.50    13,090,904  0.85% to 1.10%    0.00%      2.62%(7) to 2.89%(7)
2006          --               --            --             --       --                     --
2005          --               --            --             --       --                     --

Balanced Portfolio (Class 3)
2009     266,206     7.28 to 7.48     1,991,393  0.85% to 1.10%    3.37%     -23.43% to -23.18%
2008     157,604     9.51 to 9.74     1,535,078  0.85% to 1.10%    2.44%       -4.61% to -4.07%
2007      72,752    9.97 to 10.15       738,657  0.85% to 1.10%    2.46%    11.39%(7) to 11.95%(7)
2006          --               --            --             --       --                     --
2005          --               --            --             --       --                     --

Blue Chip Growth Portfolio (Class 3)
2009     199,873     4.29 to 4.41       881,600  0.85% to 1.10%    0.19%     -31.94% to -31.54%
2008     114,836     6.31 to 6.44       739,922  0.85% to 1.10%    0.09%       -0.82% to -0.44%
2007      31,532     6.36 to 6.47       204,059  0.85% to 1.10%    0.01%     9.90%(7) to 10.38%(7)
2006          --               --            --             --       --                     --
2005          --               --            --             --       --                     --

Capital Growth Portfolio (Class 3)
2009     542,220     5.41 to 5.52     2,993,747  0.85% to 1.10%    0.00%     -38.21% to -38.05%
2008     315,718     8.75 to 8.92     2,814,010  0.85% to 1.10%    0.80%         1.39% to 1.65%
2007     111,654     8.63 to 8.77       978,668  0.85% to 1.10%    0.07%    14.37%(7) to 14.75%(7)
2006          --               --            --             --       --                     --
2005          --               --            --             --       --                     --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                          For the Year Ended April 30
      ----------------------------------------  -----------------------------------------------
                  Unit Fair Value                Expense Ratio  Investment
                     Lowest to      Net Assets      Lowest        Income    Total Return Lowest
Year     Units      Highest ($)        ($)       to Highest(1)   Ratio(2)      to Highest(3)
----  ----------  ---------------  -----------  --------------  ----------  -------------------
Cash Management Portfolio (Class 3)
2009   1,880,894   11.57 to 11.87   22,315,806  0.85% to 1.10%     3.30%        -0.81% to -0.48%
2008     903,247   11.66 to 11.92   10,769,286  0.85% to 1.10%     2.74%          1.90% to 2.34%
2007     221,901   11.45 to 11.65    2,585,109  0.85% to 1.10%     1.18%      3.06% (7) to 3.78%(7)
2006          --               --           --             --        --                      --
2005          --               --           --             --        --                      --

Corporate Bond Portfolio (Class 3)
2009  10,287,566   14.73 to 15.05  154,733,770  0.85% to 1.10%     4.44%        -3.61% to -3.37%
2008   7,546,558   15.29 to 15.57  117,474,094  0.85% to 1.10%     3.28%          3.02% to 3.28%
2007   2,737,040   14.84 to 15.08   41,252,054  0.85% to 1.10%     2.33%      7.41% (7) to 7.69%(7)
2006          --               --           --             --        --                      --
2005          --               --           --             --        --                      --

Davis Venture Value Portfolio (Class 3)
2009   7,608,802    9.81 to 10.01   76,156,795  0.85% to 1.10%     1.65%      -36.51% to -36.35%
2008   5,189,859   15.44 to 15.73   81,616,529  0.85% to 1.10%     0.65%        -4.02% to -3.78%
2007   2,334,998   16.09 to 16.35   38,159,680  0.85% to 1.10%     0.47%    14.21% (7) to 14.51%(7)
2006          --               --           --             --        --                      --
2005          --               --           --             --        --                      --

"Dogs" of Wall Street Portfolio (Class 3)
2009      58,953    9.92 to 10.13      596,737  0.85% to 1.10%     3.41%      -31.79% to -31.62%
2008      58,757   14.55 to 14.81      869,654  0.85% to 1.10%     1.87%        -6.91% to -6.68%
2007      15,406   15.63 to 15.87      244,392  0.85% to 1.10%     1.08%    16.65% (7) to 17.21%(7)
2006          --               --           --             --        --                      --
2005          --               --           --             --        --                      --

Emerging Markets Portfolio (Class 3)
2009     445,284   16.41 to 16.72    7,445,005  0.85% to 1.10%     1.78%      -46.81% to -46.67%
2008     187,242   30.86 to 31.36    5,869,661  0.85% to 1.10%     1.52%        20.38% to 20.68%
2007      78,177   25.63 to 25.99    2,030,305  0.85% to 1.10%     0.43%    15.89% (7) to 16.18%(7)
2006          --               --           --             --        --                      --
2005          --               --           --             --        --                      --

Equity Opportunities Portfolio (Class 3)
2009      86,148     8.28 to 8.45      727,097  0.85% to 1.10%     1.45%      -32.30% to -32.13%
2008      77,706   12.23 to 12.45      966,485  0.85% to 1.10%     1.48%        -8.09% to -7.86%
2007      44,392   13.31 to 13.51      599,323  0.85% to 1.10%     0.91%    11.80% (7) to 12.09%(7)
2006          --               --           --             --        --                      --
2005          --               --           --             --        --                      --

Foreign Value Portfolio (Class 3)
2009   6,208,269     7.15 to 7.20   44,685,557  0.85% to 1.10%     3.27%      -39.79% to -39.64%
2008   3,247,960   11.87 to 11.93   38,732,779  0.85% to 1.10%     1.64%        -2.48% to -2.24%
2007   1,412,237   12.17 to 12.20   17,227,088  0.85% to 1.10%     0.51%    21.70% (7) to 21.99%(7)
2006          --               --           --              --       --                      --
2005          --               --           --              --       --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                    At April 30                         For the Year Ended April 30
      --------------------------------------  -----------------------------------------------
                 Unit Fair Value               Expense Ratio  Investment
                    Lowest to     Net Assets      Lowest        Income    Total Return Lowest
Year    Units      Highest ($)       ($)       to Highest(1)   Ratio(2)      to Highest(3)
----  ---------  ---------------  ----------  --------------  ----------  -------------------
Fundamental Growth Portfolio (Class 3)
2009    549,106     4.67 to 4.80   2,632,658  0.85% to 1.10%     0.00%      -40.80% to -40.64%
2008    177,756     7.89 to 8.08   1,435,774  0.85% to 1.10%     0.00%          6.18% to 6.83%
2007     11,279     7.43 to 7.56      85,279  0.85% to 1.10%     0.00%      4.81% (7) to 5.26%(7)
2006         --               --          --             --        --                      --
2005         --               --          --             --        --                      --

Global Bond Portfolio (Class 3)
2009  1,434,506   14.44 to 14.74  21,135,804  0.85% to 1.10%     3.23%        -4.72% to -4.48%
2008    818,108   15.16 to 15.43  12,619,049  0.85% to 1.10%     0.24%        13.46% to 13.74%
2007    191,065   13.36 to 13.57   2,590,965  0.85% to 1.10%     5.37%      2.58% (7) to 2.83%(7)
2006         --               --          --             --        --                      --
2005         --               --          --             --        --                      --

Global Equities Portfolio (Class 3)
2009    129,923     6.38 to 6.51     846,044  0.85% to 1.10%     2.42%      -41.69% to -41.62%
2008    150,531   10.95 to 11.15   1,678,705  0.85% to 1.10%     1.03%        -3.74% to -3.51%
2007    112,385   11.38 to 11.56   1,298,904  0.85% to 1.10%     0.40%    16.27% (7) to 16.66%(7)
2006         --               --          --             --        --                      --
2005         --               --          --             --        --                      --

Growth Opportunities Portfolio (Class 3)
2009  2,777,829     4.18 to 4.33  11,608,941  0.85% to 1.10%     0.00%      -31.65% to -31.48%
2008    191,851     6.10 to 6.34   1,170,449  0.85% to 1.10%     0.00%          2.16% to 2.42%
2007     87,358     5.95 to 6.21     520,946  0.85% to 1.10%     0.00%    -0.96% (7) to -0.64%(7)
2006         --               --          --             --        --                      --
2005         --               --          --             --        --                      --

Growth-Income Portfolio (Class 3)
2009    617,396     6.29 to 6.46   3,984,803  0.85% to 1.10%     1.00%      -37.67% to -37.51%
2008    569,721   10.10 to 10.33   5,885,515  0.85% to 1.10%     0.66%        -5.37% to -5.08%
2007    101,291   10.67 to 10.89   1,102,657  0.85% to 1.10%     0.21%      8.52% (7) to 9.30%(7)
2006         --               --          --             --        --                      --
2005         --               --          --             --        --                      --

High-Yield Bond Portfolio (Class 3)
2009  2,789,881   10.84 to 11.05  30,816,932  0.85% to 1.10%    12.02%      -25.81% to -25.62%
2008  1,832,333   14.61 to 14.86  27,212,609  0.85% to 1.10%     6.49%        -3.93% to -3.69%
2007    450,753   15.20 to 15.42   6,950,276  0.85% to 1.10%     4.12%    10.71% (7) to 10.99%(7)
2006         --               --          --             --        --                      --
2005         --               --          --             --        --                      --

International Diversified Equities Portfolio (Class 3)
2009    739,607     6.13 to 6.25   4,621,050  0.85% to 1.10%     4.05%      -42.47% to -42.33%
2008    519,361   10.65 to 10.84   5,626,325  0.85% to 1.10%     1.75%          2.37% to 2.62%
2007    215,249   10.40 to 10.56   2,272,248  0.85% to 1.10%     0.16%    14.62% (7) to 14.92%(7)
2006         --               --          --             --        --                      --
2005         --               --          --             --        --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                    At April 30                          For the Year Ended April 30
      ---------------------------------------  -----------------------------------------------
                 Unit Fair Value                Expense Ratio  Investment
                    Lowest to      Net Assets      Lowest        Income    Total Return Lowest
Year    Units      Highest ($)        ($)       to Highest(1)   Ratio(2)      to Highest(3)
----  ---------  ---------------  -----------  --------------  ----------  -------------------
International Growth and Income Portfolio (Class 3)
2009  3,804,703     7.81 to 7.97   30,298,969  0.85% to 1.10%     3.17%      -48.45% to -48.32%
2008  1,501,532   15.14 to 15.41   23,134,118  0.85% to 1.10%     1.28%        -5.39% to -5.16%
2007    423,527   16.01 to 16.25    6,879,058  0.85% to 1.10%     0.63%    16.72% (7) to 17.01%(7)
2006         --               --           --             --        --                      --
2005         --               --           --             --        --                      --

Marsico Focused Growth Portfolio (Class 3)
2009    314,756     6.87 to 6.92    2,178,337  0.85% to 1.10%     0.27%      -36.46% to -36.30%
2008    305,656   10.81 to 10.87    3,320,771  0.85% to 1.10%     0.00%          3.19% to 3.44%
2007    203,598   10.48 to 10.51    2,138,576  0.85% to 1.10%     0.00%      4.80% (7) to 5.06%(7)
2006         --               --           --             --        --                      --
2005         --               --           --             --        --                      --

MFS Massachusetts Investors Trust Portfolio (Class 3)
2009  2,201,312     7.64 to 7.90   17,372,829  0.85% to 1.10%     0.66%      -32.30% to -32.13%
2008     45,027   11.29 to 11.63      523,067  0.85% to 1.10%     0.90%          0.24% to 0.51%
2007     15,110   11.26 to 11.57      174,212  0.85% to 1.10%     0.21%    12.58% (7) to 12.91%(7)
2006         --               --           --             --        --                      --
2005         --               --           --             --        --                      --

MFS Total Return Portfolio (Class 3)
2009  9,125,344   12.28 to 12.54  114,373,843  0.85% to 1.10%     3.37%      -21.69% to -21.50%
2008  7,467,400   15.68 to 15.97  119,224,419  0.85% to 1.10%     2.18%        -4.52% to -4.28%
2007  2,743,739   16.43 to 16.69   45,763,499  0.85% to 1.10%     1.25%    12.13% (7) to 12.42%(7)
2006         --               --           --             --        --                      --
2005         --               --           --             --        --                      --

Mid-Cap Growth Portfolio (Class 3)
2009    222,621     6.24 to 6.37    1,417,554  0.85% to 1.10%     0.00%      -34.07% to -33.90%
2008    163,829     9.47 to 9.64    1,578,667  0.85% to 1.10%     0.03%          1.59% to 1.85%
2007     90,634     9.32 to 9.46      857,521  0.85% to 1.10%     0.00%      2.69% (7) to 2.94%(7)
2006         --               --           --             --        --                      --
2005         --               --           --             --        --                      --

Real Estate Portfolio (Class 3)
2009  1,120,199   16.43 to 16.77   18,781,465  0.85% to 1.10%     3.18%      -49.72% to -49.60%
2008    195,450   32.68 to 33.27    6,501,661  0.85% to 1.10%     1.26%      -17.00% to -16.79%
2007    102,154   39.37 to 39.99    4,083,352  0.85% to 1.10%     0.58%    26.23% (7) to 26.59%(7)
2006         --               --           --             --        --                      --
2005         --               --           --             --        --                      --

Small & Mid Cap Value Portfolio (Class 3)
2009  4,937,535     7.02 to 7.07   34,926,394  0.85% to 1.10%     0.23%      -33.50% to -33.33%
2008  1,362,455   10.56 to 10.61   14,456,548  0.85% to 1.10%     0.44%        -7.76% to -7.52%
2007    908,556   11.44 to 11.47   10,425,086  0.85% to 1.10%     0.05%    14.45% (7) to 14.75%(7)
2006         --               --           --             --        --                      --
2005         --               --           --             --        --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                          For the Year Ended April 30
      ----------------------------------------  ----------------------------------------------
                  Unit Fair Value               Expense Ratio  Investment
                     Lowest to      Net Assets      Lowest       Income    Total Return Lowest
Year     Units      Highest ($)        ($)      to Highest(1)   Ratio(2)      to Highest(3)
----  ----------  ---------------  -----------  -------------  ----------  -------------------
Small Company Value Portfolio (Class 3)
2009   3,367,697     6.24 to 6.29   21,168,104  0.85% to 1.10%    0.23%      -32.24% to -32.07%
2008   1,666,072     9.21 to 9.25   15,416,331  0.85% to 1.10%    0.00%      -13.70% to -13.48%
2007     314,883   10.67 to 10.70    3,367,814  0.85% to 1.10%    0.00%      6.69% (7) to 6.96%(7)
2006          --               --           --             --       --                      --
2005          --               --           --             --       --                      --

Technology Portfolio (Class 3)
2009     287,583     1.52 to 1.56      447,853  0.85% to 1.10%    0.00%      -35.51% to -35.24%
2008     149,648     2.36 to 2.40      359,865  0.85% to 1.10%    0.00%        -1.83% to -1.43%
2007      16,146     2.40 to 2.44       39,385  0.85% to 1.10%    0.00%      1.36% (7) to 1.72%(7)
2006          --               --           --             --       --                      --
2005          --               --           --             --       --                      --

Telecom Utility Portfolio (Class 3)
2009      83,648     7.60 to 7.75      647,657  0.85% to 1.10%    2.67%      -37.85% to -37.69%
2008      58,854   12.23 to 12.44      731,526  0.85% to 1.10%    1.42%          7.16% to 7.50%
2007       2,799   11.41 to 11.57       32,370  0.85% to 1.10%    0.48%    21.19% (8) to 21.26%(8)
2006          --               --           --             --       --                      --
2005          --               --           --             --       --                      --

Total Return Bond Portfolio (Class 3)
2009   2,997,955   16.17 to 16.49   49,435,090  0.85% to 1.10%    2.66%          6.03% to 6.29%
2008     189,877   15.25 to 15.52    2,945,070  0.85% to 1.10%    5.88%          1.60% to 1.85%
2007     102,373   15.01 to 15.23    1,559,010  0.85% to 1.10%    3.60%      9.42% (7) to 9.69%(7)
2006          --               --           --             --       --                      --
2005          --               --           --             --       --                      --

Capital Growth Portfolio (Class II)
2009     772,256     7.01 to 7.12    5,488,421  0.85% to 1.10%    0.00%      -35.91% to -35.75%
2008     877,919   10.94 to 11.08    9,713,264  0.85% to 1.10%    0.16%          5.44% to 5.71%
2007     900,337   10.37 to 10.48    9,424,612  0.85% to 1.10%    0.00%          0.76% to 1.01%(5)
2006     897,690   10.29 to 10.37    9,304,238  0.85% to 1.10%    0.00%        20.26% to 20.56%
2005     820,359     8.56 to 8.60    7,054,221  0.85% to 1.10%    0.01%          0.80% to 1.05%

Comstock Portfolio (Class II)
2009  23,758,537     8.55 to 8.71  206,766,356  0.85% to 1.10%    2.47%      -34.69% to -34.53%
2008  23,500,551   13.09 to 13.30  312,387,623  0.85% to 1.10%    1.97%      -13.48% to -13.26%
2007  19,886,050   15.13 to 15.34  304,736,859  0.85% to 1.10%    1.25%        14.53% to 14.82%(5)
2006  15,477,003   13.21 to 13.36  206,564,506  0.85% to 1.10%    1.49%        11.07% to 11.35%
2005  10,329,777   11.89 to 12.00  123,820,013  0.85% to 1.10%    1.21%        10.80% to 11.08%

Growth and Income Portfolio (Class II)
2009  20,637,120   10.05 to 10.26  211,553,323  0.85% to 1.10%    2.22%      -33.49% to -33.32%
2008  19,029,493   15.12 to 15.39  292,566,735  0.85% to 1.10%    1.67%        -8.76% to -8.53%
2007  15,346,236   16.57 to 16.82  257,912,123  0.85% to 1.10%    1.60%        14.46% to 14.75%(5)
2006  11,082,648   14.47 to 14.66  162,309,479  0.85% to 1.10%    1.16%        15.84% to 16.13%
2005   7,005,529   12.49 to 12.62   88,359,318  0.85% to 1.10%    1.12%        11.56% to 11.84%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)


                     At April 30                          For the Year Ended April 30
      ----------------------------------------  ----------------------------------------------
                  Unit Fair Value               Expense Ratio  Investment
                     Lowest to      Net Assets      Lowest       Income    Total Return Lowest
Year     Units      Highest ($)        ($)      to Highest(1)   Ratio(2)      to Highest(3)
----  ----------  ---------------  -----------  -------------  ----------  -------------------
Growth and Income Portfolio (Class VC)
2009  15,241,513     8.46 to 8.61  131,090,165  0.85% to 1.10%    1.82%    -37.35% to -37.19%
2008  16,144,393   13.50 to 13.71  221,105,034  0.85% to 1.10%    1.28%      -6.87% to -6.63%
2007  14,981,110   14.50 to 14.68  219,759,130  0.85% to 1.10%    1.25%      11.24% to 11.52%(5)
2006  12,021,179   13.03 to 13.16  158,138,427  0.85% to 1.10%    0.99%      15.44% to 15.73%
2005   8,950,812   11.29 to 11.37  101,751,623  0.85% to 1.10%    0.90%        6.50% to 6.76%

Mid Cap Value Portfolio (Class VC)
2009   8,811,469     8.93 to 9.09   80,026,356  0.85% to 1.10%    1.52%    -36.55% to -36.40%
2008  10,397,065   14.08 to 14.29  148,474,445  0.85% to 1.10%    0.46%    -16.11% to -15.90%
2007   9,734,214   16.78 to 16.99  165,297,895  0.85% to 1.10%    0.49%      17.11% to 17.40%(5)
2006   9,053,782   14.33 to 14.48  130,969,116  0.85% to 1.10%    0.45%      17.07% to 17.36%
2005   5,757,573   12.24 to 12.33   70,971,529  0.85% to 1.10%    0.31%      10.71% to 10.99%

Asset Allocation Fund (Class 2)
2009  24,735,961   12.22 to 12.41  306,848,165  0.85% to 1.10%    2.94%    -26.24% to -26.06%
2008  23,973,019   16.57 to 16.79  402,208,968  0.85% to 1.10%    2.19%      -3.24% to -3.00%
2007  18,214,301   17.12 to 17.31  315,024,276  0.85% to 1.10%    2.14%       9.94% to 10.21%(5)
2006  14,036,387   15.57 to 15.70  220,278,752  0.85% to 1.10%    2.12%      18.81% to 19.11%
2005  10,281,648   13.11 to 13.18  135,479,401  0.85% to 1.10%    1.95%        5.72% to 5.99%

Global Growth Fund (Class 2)
2009  15,826,565   15.81 to 16.06  254,008,177  0.85% to 1.10%    2.18%    -34.28% to -34.12%
2008  15,374,374   24.05 to 24.37  374,542,455  0.85% to 1.10%    2.58%        1.92% to 2.17%
2007  12,313,486   23.60 to 23.86  293,600,783  0.85% to 1.10%    0.68%      15.39% to 15.68%(5)
2006   8,283,239   20.45 to 20.62  170,740,819  0.85% to 1.10%    0.50%      29.43% to 29.75%
2005   4,950,458   15.80 to 15.89   78,648,361  0.85% to 1.10%    0.26%        6.89% to 7.16%

Growth Fund (Class 2)
2009  14,743,935   13.47 to 13.68  201,612,748  0.85% to 1.10%    0.99%    -37.78% to -37.62%
2008  14,604,346   21.64 to 21.94  320,152,992  0.85% to 1.10%    0.78%       -0.02% to 0.23%
2007  13,104,310   21.65 to 21.89  286,621,960  0.85% to 1.10%    0.78%        8.79% to 9.06%(5)
2006  10,582,406   19.90 to 20.07  212,253,365  0.85% to 1.10%    0.63%      26.41% to 26.72%
2005   7,551,610   15.74 to 15.84  119,536,271  0.85% to 1.10%    0.17%        5.31% to 5.57%

Growth-Income Fund (Class 2)
2009  30,081,713   12.06 to 12.27  368,806,501  0.85% to 1.10%    2.05%    -34.25% to -34.09%
2008  30,286,402   18.35 to 18.61  563,331,161  0.85% to 1.10%    1.55%      -5.45% to -5.21%
2007  25,584,037   19.40 to 19.64  502,013,296  0.85% to 1.10%    1.51%      13.27% to 13.55%(5)
2006  19,874,104   17.13 to 17.29  343,442,627  0.85% to 1.10%    1.28%      15.53% to 15.81%
2005  14,472,601   14.83 to 14.93  215,972,523  0.85% to 1.10%    0.88%        3.51% to 3.77%

Franklin Income Securities Fund (Class 2)
2009   1,082,357     7.32 to 7.33    7,934,838  0.85% to 1.10%    1.46%    -27.67% to -27.59%
2008      64,002            10.12      647,972  0.85% to 1.10%    0.00%    1.22% (9) to 1.24%(9)
2007          --               --           --             --       --                    --
2006          --               --           --             --       --                    --
2005          --               --           --             --       --                    --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                          For the Year Ended April 30
      --------------------------------------  -----------------------------------------------
                 Unit Fair Value               Expense Ratio  Investment
                    Lowest to     Net Assets      Lowest        Income    Total Return Lowest
Year    Units      Highest ($)       ($)       to Highest(1)   Ratio(2)      to Highest(3)
----  ---------  ---------------  ----------  --------------  ----------  -------------------
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
2009  2,716,589    6.63 to 6.65   18,067,282  0.85% to 1.10%     3.55%      -33.46% to -33.29%
2008     83,158            9.97      829,091  0.85% to 1.10%     0.00%    -0.31% (9) to -0.30%(9)
2007         --              --           --             --        --                      --
2006         --              --           --             --        --                      --
2005         --              --           --             --        --                      --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6)  For the period from October 4, 2004 (inception) to April 30, 2005.

(7)  For the period from May 1, 2006 (inception) to April 30, 2007.

(8)  For the period from August 28, 2006 (inception) to April 30, 2007.

(9)  For the period from February 4, 2008 (inception) to April 30, 2008.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                           Page
                                                                         Number(s)
                                                                         ---------
Report of Independent Registered Public Accounting Firm                        --

Consolidated Balance Sheet - December 31, 2008 and 2007                    1 to 2

Consolidated Statement of Operations and Comprehensive Income (Loss) -
   Years Ended December 31, 2008, 2007 and 2006                            3 to 4

Consolidated Statement of Cash Flows - Years Ended
   December 31, 2008, 2007 and 2006                                        5 to 6

Notes to Consolidated Financial Statements                                7 to 48

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of SunAmerica Annuity and Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, as of January 1, 2008, the Company adopted a new framework for measuring fair value.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2009

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                     2008          2007
                                                                 -----------   -----------

                                                                      (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                               $ 1,572,328   $   363,912
   Fixed maturity securities available for sale, at fair value
      (amortized cost: 2008, $2,160,005; 2007, $3,620,749)         1,960,304     3,608,710
   Fixed maturity securities, trading, at fair value                  11,685            --
   Equity securities available for sale, at fair value
      (cost: 2008, $0; 2007, $20,140)                                     24        19,430
   Mortgage and other loans                                          429,272       451,603
   Policy loans                                                      151,087       151,592
   Mutual funds                                                       16,117        19,797
   Partnerships                                                      138,845       239,271
   Securities lending invested collateral, at fair value
      (cost: 2007, $2,168,979)                                            --     2,019,089
   Derivative assets, at fair value                                  609,404       150,941
                                                                 -----------   -----------
   Total investments and cash                                      4,889,066     7,024,345

Separate account assets, at fair value                            19,074,317    30,026,440
Accrued investment income                                             39,003        52,047
Deferred acquisition costs                                         1,134,203     1,430,526
Other deferred expenses                                              206,957       257,087
Income taxes currently receivable from Parent                             --         7,904
Deferred tax asset                                                   372,489            --
Receivable from brokers                                                   81        14,701
Goodwill                                                               9,453        14,056
Other assets                                                          50,300        64,151
                                                                 -----------   -----------
TOTAL ASSETS                                                     $25,775,869   $38,891,257
                                                                 ===========   ===========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                     2008          2007
                                                                 -----------   -----------

                                                                      (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Policyholder account balances, payables and accrued
   liabilities:
   Policyholder account balances - annuities                     $ 4,178,609   $ 2,676,116
   Policyholder account balances - universal life insurance
      contracts                                                    1,274,675     1,350,124
   Policyholder account balances - guaranteed investment
      contracts                                                       30,768        41,044
   Reserves for guaranteed benefits                                  384,476        75,712
   Securities lending payable                                             --     2,196,793
   Income taxes currently payable to Parent                           78,666            --
   Due to affiliates                                                   8,046        39,675
   Payable to brokers                                                     --        12,956
   Other liabilities                                                 150,525       233,679
                                                                 -----------   -----------
   Total policyholder account balances, payables and accrued
      liabilities                                                  6,105,765     6,626,099

Derivative liabilities, at fair value                                     --         2,044
Separate account liabilities                                      19,074,317    30,026,440
Deferred income taxes                                                     --       279,401
                                                                 -----------   -----------
Total liabilities                                                 25,180,082    36,933,984
                                                                 -----------   -----------
Shareholder's equity:
   Common stock                                                        3,511         3,511
   Additional paid-in capital                                      1,220,327       934,751
   Retained earnings (accumulated deficit)                          (501,204)    1,122,772
   Accumulated other comprehensive loss                             (126,847)     (103,761)
                                                                 -----------   -----------
   Total shareholder's equity                                        595,787     1,957,273
                                                                 -----------   -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                       $25,775,869   $38,891,257
                                                                 ===========   ===========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                     2008        2007       2006
                                                                 -----------   --------   --------

                                                                          (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance           $   524,897   $584,219   $491,422
      Asset management fees                                           58,123     79,783     79,385
      Universal life insurance policy fees, net of
         reinsurance                                                  29,668     33,753     29,539
      Surrender charges                                               38,430     25,779     26,416
      Other fees                                                      12,939     15,430     16,478
                                                                 -----------   --------   --------
   Total fee income                                                  664,057    738,964    643,240
   Net investment income                                             182,267    285,095    326,671
   Net realized investment gain (loss)                            (1,562,356)   (64,336)     3,928
                                                                 -----------   --------   --------
Total revenues                                                      (716,032)   959,723    973,839
                                                                 -----------   --------   --------

BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
         annuity contracts                                            89,568     92,911    108,268
      Universal life insurance contracts                              60,286     63,441     66,361
      Guaranteed investment contracts                                  2,816      3,388      4,607
                                                                 -----------   --------   --------
   Total interest expense                                            152,670    159,740    179,236
   Amortization of bonus interest                                     84,557     35,771     22,526
   Amortization of deferred acquisition costs and
      other deferred expenses                                        524,438    301,643    218,795
   Claims on universal life insurance contracts, net of
      reinsurance recoveries                                          18,890     19,954     17,897
   Guaranteed benefits, net of
      reinsurance recoveries                                         383,268     23,365     42,685
   General and administrative expenses                               179,495    167,766    149,450
   Annual commissions                                                 95,482    103,879     89,798
                                                                 -----------   --------   --------
Total benefits and expenses                                        1,438,800    812,118    720,387
                                                                 -----------   --------   --------
PRETAX INCOME (LOSS)                                              (2,154,832)   147,605    253,452

Income tax expense (benefit)                                        (530,856)    17,012     56,226
                                                                 -----------   --------   --------
NET INCOME (LOSS)                                                $(1,623,976)  $130,593   $197,226
                                                                 -----------   --------   --------

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
          CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                               (LOSS) (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2008         2007       2006
                                                                    -----------   ---------   --------

                                                                               (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments, less related amortization of deferred acquisition costs and other deferred expenses, net
   of reclassification adjustments                                  $   (30,881)  $(164,799)  $(19,559)
Foreign currency translation adjustment                                  (5,998)        412      2,546
Deferred income tax benefit on above changes                             13,793      57,609      5,956
                                                                    -----------   ---------   --------
OTHER COMPREHENSIVE LOSS                                                (23,086)   (106,778)   (11,057)
                                                                    -----------   ---------   --------
COMPREHENSIVE INCOME (LOSS)                                         $(1,647,062)  $  23,815   $186,169
                                                                    ===========   =========   ========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2008        2007        2006
                                                                    -----------   ---------   ---------

                                                                              (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                   $(1,623,976)  $ 130,593   $ 197,226
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Interest credited to:
      Fixed annuity and fixed accounts of variable annuity
         contracts                                                       89,568      92,911     108,268
      Universal life insurance contracts                                 60,286      63,441      66,361
      Guaranteed investment contracts                                     2,816       3,388       4,607
   Net realized investment (gain) loss                                1,562,356      64,336      (3,928)
   Net (increase) decrease in partnerships attributable to equity
      accounting                                                         55,796      (6,139)       (358)
   Net unrealized loss on fixed maturity securities, trading              3,215          --          --
   Amortization of net premium/(accretion of net discount) on
      investments                                                        (7,034)      5,092      (1,432)
   Amortization of deferred acquisition costs and other deferred
      expenses                                                          608,995     337,414     241,321
   Acquisition costs deferred                                          (211,777)   (247,797)   (245,028)
   Other expenses deferred                                              (44,663)    (14,410)    (14,739)
   Provision for deferred income taxes                                 (638,099)     (5,869)     34,754
   Change in:
      Accrued investment income                                          13,044       7,120       8,744
      Income taxes currently receivable from/payable to Parent           86,570      (7,837)      4,766
      Other assets                                                       13,851      (5,967)     (1,875)
      Due from/to affiliates                                            (31,629)     15,809      11,952
      Reserve for guaranteed benefits                                   308,764         478       9,339
      Other liabilities                                                 (61,687)    (13,079)     14,660
      Other, net                                                         20,320     (24,900)    (30,055)
                                                                    -----------   ---------   ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES                               206,716     394,584     404,583
                                                                    -----------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Fixed maturity securities                                         (1,000,679)   (949,701)   (595,892)
   Mortgage and other loans                                              (6,313)    (30,031)   (209,311)
   Partnerships                                                         (16,123)    (66,719)         --
   Derivatives                                                         (318,539)    (74,842)    (20,616)
   Other investments, excluding short-term investments                       --      (6,975)     (5,700)
Sales of:
   Fixed maturity securities                                          1,653,170     800,862     667,101
   Partnerships                                                          64,654          --          --
   Derivatives                                                          918,523      53,889      14,402
   Other investments, excluding short-term investments                   23,383      17,007       4,378
Redemptions and maturities of:
   Fixed maturity securities                                            474,412     445,665     800,127
   Mortgage and other loans                                              29,003     115,959     164,203
   Other investments, excluding short-term investments                       --       8,036      11,230
(Increase) decrease in securities lending invested collateral         1,729,678     (90,606)   (831,765)
                                                                    -----------   ---------   ---------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                 $ 3,551,169   $ 222,544   $  (1,843)
                                                                    -----------   ---------   ---------

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2008          2007          2006
                                                                    -----------   -----------   -----------

                                                                                (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable annuity contracts   $ 1,576,754   $ 1,796,326   $ 1,588,153
   Universal life insurance contracts                                    34,324        37,435        38,774
Net exchanges from the fixed accounts of variable annuity
   contracts                                                         (1,461,592)   (1,695,229)   (1,598,673)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable annuity contracts      (508,465)     (414,210)     (688,604)
   Universal life insurance contracts                                   (59,373)      (51,650)      (52,833)
   Guaranteed investment contracts                                      (13,103)       (4,908)      (79,413)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable annuity contracts      (109,716)      (97,485)      (86,143)
   Universal life insurance contracts                                   (95,939)      (92,192)      (97,671)
Increase (decrease) in securities lending payable                    (2,196,793)       86,334       831,765
Capital contribution                                                    284,434         4,276            --
Dividend paid to Parent                                                      --            --      (280,000)
                                                                    -----------   -----------   -----------
NET CASH USED IN FINANCING ACTIVITIES                                (2,549,469)     (431,303)     (424,645)
                                                                    -----------   -----------   -----------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS            1,208,416       185,825       (21,905)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                  363,912       178,087       199,992
                                                                    -----------   -----------   -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                    $ 1,572,328   $   363,912   $   178,087
                                                                    ===========   ===========   ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes received from (paid to) Parent                         $    20,673   $   (30,718)  $   (16,706)
                                                                    ===========   ===========   ===========
Non-cash activity:
   Bonus interest and other deferrals credited to reserve for
      annuity contracts                                             $    44,663   $    38,530   $    41,728
                                                                    ===========   ===========   ===========
   Investment in fixed maturity securities, trading                     (14,900)           --            --
                                                                    ===========   ===========   ===========
   Capital contribution of partnerships                                     893       168,512            --
                                                                    ===========   ===========   ===========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2008, 2007 AND 2006

1.   NATURE OF OPERATIONS AND ORGANIZATION

     SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("Retirement Services"), a wholly owned subsidiary of American International Group, Inc. ("American International Group"). American International Group is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. American International Group's activities include general insurance, life insurance and retirement services, financial services and asset management.

     The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial conditions of American International Group and rating downgrades beginning late in the third quarter of 2008 and American International Group's restructuring plan and related events described in Note 14 below (collectively, the "American International Group Events") have also impacted the Company's operations. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of variable annuity assets held in separate accounts.

     Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. One non-affiliated selling organization in the annuity operations represented 31%, 31% and 28% of deposits in the years ended December 31, 2008, 2007 and 2006, respectively. No other selling organization was responsible for 10% or more of deposits for any such period. One non-affiliated selling organization in the asset management operations represented 16%, 18% and 16% of deposits in the years ended December 31, 2008, 2007 and 2006, respectively and one affiliated selling organization represented 11% of deposits in the year ended 2008. No other selling organization was responsible for 10% or more of deposits for any such period. Since the fourth quarter of 2008, the Company's sales have declined significantly due to the impact of American International Group Events (see Note 14), including temporary suspensions of sales of the Company's annuity products at certain large selling organizations, as well as difficult market conditions.

     As described in Notes 13 and 14 herein, American International Group commenced an organization-wide restructuring plan under which some of its businesses, including the Company, will be divested, some will be held for later divestiture, and some businesses will be prepared for potential subsequent offerings to the public. Successful execution of the restructuring plan involves significant separation activities. Accordingly, American International Group and the Company have established retention programs for its key employees to maintain ongoing business operations and to facilitate the successful execution of the restructuring plan.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.   NATURE OF OPERATIONS AND ORGANIZATION (Continued)

     At December 31, 2008, American International Group and the Company cannot determine the expected date of completion or reliably estimate the total aggregate expenses expected to be incurred for all restructuring and separation activities. This is due to the significant scale of the restructuring plan, the fact that restructuring costs will vary depending on the identity of the ultimate purchasers of the divested entities, as well as the extended period over which the restructuring is expected to occur. For the year ended December 31, 2008, the Company has incurred restructuring expenses totaling $8.8 million consisting primarily of expenses related to employee retention programs.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

     CASH AND SHORT-TERM INVESTMENTS: Cash and short-term investments consist of cash on hand and non-interest bearing demand deposits, interest-bearing cash equivalents and investments with original maturities within one year from the date of purchase, such as commercial paper.

     INVESTMENTS IN FIXED MATURITY SECURITIES AND EQUITY SECURITIES: Fixed maturity securities available for sale consist of bonds, notes and redeemable preferred stocks and are carried at fair value. Premiums and discounts arising from the purchase of fixed maturity securities available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Equity securities available for sale consist of common stocks and non-redeemable preferred stocks and are carried at fair value. Unrealized gains or losses from available for sale investments in fixed maturity securities and equity securities are reported as a separate component of accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax, in consolidated shareholder's equity. Investments in fixed maturity securities and equity securities are recorded on a trade-date basis.

     Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"), which is carried at fair value under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). Unrealized gains and losses on trading securities are reported in net investment income.

     The Company assesses its ability to hold any fixed maturity security in an unrealized loss position to its recovery, including fixed maturity securities classified as available for sale, at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflects the judgment of the Company's management that the security to be sold is unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the decision to sell reflects the judgment of the Company's management that the risk-discounted anticipated ultimate recovery is less than the value achievable on sale.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company evaluates its investments for impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

     The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

     Once a security has been identified as other-than-temporarily impaired, the amount of such impairment is determined by reference to that security's contemporaneous fair value and recorded as a charge to earnings. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

     In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not intent, credit or foreign exchange related, the Company generally accretes into income the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

     Certain investments in beneficial interests in securitized financial assets of less than high quality with contractual cash flows, including asset-backed securities, are subject to the impairment and income recognition guidance of Emerging Issues Task Force ("EITF") 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continued to Be Held by a Transferor in Securitized Financial Assets" ("EITF 99-20") as amended by FASB Staff Position No. ("FSP") EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," which became effective prospectively in the fourth quarter of 2008. EITF 99-20 requires periodic updates of the Company's' best estimate of cash flows over the life of the security. If the fair value of such security is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both their timing and amount, an other-than-temporary impairment charge is recognized. Interest income is recognized based on changes in the timing and the amount of expected principal and interest cash flows reflected in the yield.

     The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

     The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral and commercial loans. All such loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2008 and 2007.

     POLICY LOANS: Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

     MUTUAL FUNDS: Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

     PARTNERSHIPS: Hedge funds and limited partnerships in which the Company holds in the aggregate less than a five percent interest are reported at fair value. The change in fair value is recognized as a component of accumulated other comprehensive income (loss).

     With respect to hedge funds and limited partnerships in which the Company holds in the aggregate a five percent or greater interest or less than a five percent interest but in which the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the funds or the partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE: On December 12, 2008, the Company terminated its securities lending activities (see Note 3 for additional information).

     Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statement of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

     As of December 31, 2007, securities subject to securities lending agreements had a fair value of $2,154,745,000, and were included in fixed maturity securities available for sale at that date.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative financial instruments primarily used by the Company include embedded derivatives relating to certain guarantees of annuity contract values, derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values and interest rate swap agreements. The Company is neither a dealer nor a trader in derivative financial instruments. The Company recognizes all derivatives in the consolidated balance sheet at fair value.

     The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. At December 31, 2008, the Company had $89,247,000 of derivative financial instrument assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of S&P 500 option contracts and interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date.

     The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs. The GMAV and GMWB embedded derivatives are included in policyholder account balances - annuities and the index options are reported in derivative assets or derivative liabilities in the consolidated balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gain (loss) in the consolidated statement of operations and comprehensive income
     (loss).

     GMAV is a feature offered on certain variable annuity products but will no longer be available after May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and enters into S&P 500 and Treasury futures contracts on U.S. Treasury securities to partially offset this risk.

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and enters into interest rate swaps, as well as S&P 500 and Treasury/Eurodollar futures contracts to partially offset this risk.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     SEPARATE ACCOUNT ASSETS AND LIABILITIES: The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate account assets with an equivalent summary total reported as separate account liabilities when the separate account qualifies for separate account treatment under American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Amounts assessed against the contract holders for mortality, administrative, and other services and features are included in variable annuity policy fees in the consolidated statement of operations and comprehensive income (loss).

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs represent those costs, including commissions and other underwriting expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to universal life and investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. If estimated gross profits change significantly, DAC is recalculated using the new assumptions (a DAC "unlocking"). Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

     The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity securities and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income
     (loss).

     OTHER DEFERRED EXPENSES: The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holder are primarily recognized as part of separate account liabilities in the consolidated balance sheet. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus payments must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus payments, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

     The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     GOODWILL: Goodwill is the excess of the cost of an acquired business over the fair value of the identifiable net assets of the acquired business. Goodwill is tested for impairment annually, or more frequently if circumstances indicate an impairment may have occurred. During 2008, the Company performed a goodwill impairment test at December 31, 2008.

     The impairment assessment involves a two-step process in which an initial assessment for potential impairment is performed and, if potential impairment is present, the amount of impairment is measured and recorded. Impairment is tested at the reporting unit level or, when all reporting units that comprise an operating segment have similar economic characteristics, impairment is tested at the operating segment level.

     Management initially assesses the potential for impairment by estimating the fair value of each of the Company's reporting units or operating segments and comparing the estimated fair values with the carrying amounts of those reporting units, including allocated goodwill. The estimate of a reporting unit's fair value may be based on one or a combination of approaches including market-based earning multiples of the unit's peer companies, discounted expected future cash flows, external appraisals or, in the case of reporting units being considered for sale, third-party indications of fair value, if available. Management considers one or more of these estimates when determining the fair value of a reporting unit to be used in the impairment test.

     If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is not impaired. If the carrying value of a reporting unit exceeds its estimated fair value, goodwill associated with that reporting unit potentially is impaired. The amount of impairment, if any, is measured as the excess of the carrying value of goodwill over the estimated fair value of the goodwill. The estimated fair value of the goodwill is measured as the excess of the fair value of the reporting unit over the amounts that would be assigned to the reporting unit's assets and liabilities in a hypothetical business combination. An impairment charge is recognized in income to the extent of the excess.

     Within the insurance operations, $4,603,000 of goodwill was impaired in the year ended December 31, 2008. With regard to asset management operations, the Company has concluded that no impairment loss related to goodwill was required for the year ended December 31, 2008.

     Goodwill is presented net of accumulated amortization of $10,974,000 and $18,838,000 at December 31, 2008 and 2007, respectively.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT CONTRACTS: Policyholder account balances - annuities, universal life insurance and guaranteed investment contracts are accounted for in accordance with FAS 97 and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statement of operations and comprehensive income (loss), as they are recorded directly to contract holder liabilities upon receipt. Also included are the reserves for GMAV and GMWB (see Derivative Assets and Derivative Liabilities Accounting Policy).

     RESERVES FOR GUARANTEED BENEFITS: The Company follows SOP 03-1, which requires recognition of a liability for guaranteed minimum death benefits and other living benefits related to variable annuity contracts as well as certain disclosures for these products.

     The Company reports variable annuity contracts through separate account liabilities, or general accounts when not qualified for separate account reporting, when the Company contractually guarantees to the contract holder ("variable contracts with guarantees") either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death or annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), earnings enhancement benefits ("EEB") and guaranteed minimum income benefits ("GMIB").

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company offers GMDB options that guarantee to contract holders, that upon death, the contract holder's beneficiary will receive the greater of
     (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract owner. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries are insufficient to cover the costs of the benefit to be provided. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

          - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

          - Dividend income and distributions from common and preferred stock and other investments when receivable.

          - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

          - Earnings from partnership investments accounted for under the equity method.

     NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

          - Sales of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral, investments in limited partnerships and other types of investments.

          - Reductions to the cost basis of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral and other types of investments for other-than-temporary impairments.

          -    Changes in fair value of derivative assets and liabilities.

          - Exchange gains and losses resulting from foreign exchange transactions.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, American International Group. Under the tax sharing agreement with American International Group, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements. The Company assesses its ability to realize deferred tax assets considering all available evidence, including the earnings history, the timing, character and amount of future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the legal entities when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109"). See Note 12 for a further discussion of income taxes.

     The Company applies the standards set forth in FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," ("FIN 48") in determining the financial impact of income tax positions taken or expected to be taken in a tax return. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition of uncertain tax positions. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     The Company's determination of the realizability of its deferred tax assets requires estimates of future taxable income. Such estimates could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations. See Note 12 for a further discussion of income taxes.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date. The cumulative effect, net of taxes, of adopting FAS 157 was a decrease in net income of $56.0 million, primarily due to the inclusion of explicit risk margins, where appropriate. See Note 5 for additional FAS 157 disclosures.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. As of January 1, 2008, the adoption date, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

     In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). FSP FAS 157-3 provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting FSP FAS 157-3 on the Company's consolidated financial condition and results of operations were not material.

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets," to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting FSP EITF 99-20-1 on the Company's consolidated financial condition and results of operations were not material.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS:

     In March 2008, the FASB issued FAS 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why the Company uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under FAS No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. FAS 161 is effective for the Company beginning with financial statements issued in the first quarter of 2009. Because FAS 161 only requires additional disclosures about derivatives, it will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

     In May 2008, the FASB issued FAS 162, "The Hierarchy of Generally Accepted Accounting Principles" ("FAS 162"). FAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements presented in conformity with GAAP but does not change current practices. FAS 162 will become effective on the 60th day following Securities and Exchange Commission ("SEC") approval of the Public Company Accounting Oversight Board amendments to remove GAAP hierarchy from the auditing standards. FAS 162 will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

     In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary" ("FSP FAS 115-2 and FAS 124-2"). FSP FAS 115-2 and FAS 124-2 amends the other-than-temporary impairment guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. Management is assessing the affect that adopting FSP FAS 115-2 and FAS 124-2 will have on its consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4"). FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. This FSP also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is assessing the affect that adopting FSP FAS 157-4 will have on its consolidated financial statements.

3.   SECURITIES LENDING

     The Company and certain other domestic insurance subsidiaries of American International Group historically participated in American International Group's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants (collectively, "the Participants").

     On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

     Under the Securities Lending Program, securities were loaned to various financial institutions, primarily major banks and brokerage firms. Historically, the Agent had received cash collateral from borrowers at current market levels, which were generally equal to 100 to 102 percent of the value of the loaned securities. The amount of cash advanced by borrowers declined during 2008, in light of the availability of alternative transactions requiring less collateral. During the fourth quarter of 2008, certain securities lending transactions met the requirements for sale accounting because the collateral obtained from the counterparties was not sufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Participants recognized net realized capital losses on deemed sales of lent securities and forward purchase commitments related to such transactions. For loans collateralized at less than 102 percent, the Company obtained a security interest in assets pledged by American International Group, primarily high grade bonds, the fair value of which, together with the fair value of all collateral obtained by the Agent from counterparties in connection with the loans, equaled at least 102 percent of the fair value of the loaned securities at the inception of the loans.

     Cash collateral received by the Agent was invested primarily in fixed maturity securities to earn a net spread. A significant portion of the collateral received was invested in residential mortgage-backed securities with expected maturities that were longer than the liabilities to the securities lending counterparties. The value of those collateral securities declined during the latter part of 2007 and throughout 2008 and trading in such securities was extremely limited. As a result, the Participants recognized other-than-temporary impairment charges totaling $17.21 billion in 2008 related to investments in the collateral account.

     Effective June 17, 2008, the Company benefited from an agreement between American International Group and the Agent's parent ("the Make-whole Agreement"), pursuant to which American International Group agreed to make additional contributions to the Securities Lending Program's collateral account, up to an aggregate limit of $5 billion, to offset the obligations of the Participants to contribute to the Securities Lending Program's collateral account their pro rata share of any investment losses incurred from the sale of investments made with the Securities Lending Program's collateral on and after January 1, 2008. Any such contributions by American International Group to the Securities Lending Program's collateral account were recorded by the Participants as capital contributions. This agreement, which superseded prior, substantially identical agreements that limited American International Group's contributions to lower amounts, terminated on December 31, 2008.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     In the third quarter of 2008, counterparties began curtailing their participation in the Securities Lending Program by returning lent securities and requiring the return of cash collateral. In September 2008, the Participants, including the Company, funded cash to the Securities Lending Program's collateral account to provide additional liquidity. On September 22, 2008, American International Group entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). During September 2008, American International Group's borrowings under the Fed Facility included $11.35 billion that was advanced to the Securities Lending Program to provide liquidity for the return of collateral to counterparties. At September 30, 2008, American International Group deemed the $11.35 billion it had borrowed under the Fed Facility to provide liquidity to the collateral account to be capital contributions to the Participants, largely offsetting $10.71 billion of third quarter 2008 other-than-temporary impairment charges recorded by the Participants. The Participants recorded interest expense for the period of time the advances were deemed outstanding borrowings, at a rate per annum equal to 3.6175%, which approximated the commercial paper borrowing rate then in effect.

     On October 8, 2008, certain of the Participants, including the Company, entered into a securities lending agreement with the New York Fed (the "Fed Securities Lending Agreement") pursuant to which the New York Fed agreed to borrow, on an overnight basis, up to $37.8 billion in investment grade fixed income securities from these participants in return for cash collateral. The Fed Securities Lending Agreement assisted the Participants in meeting their obligations to borrowers that were requesting the return of their cash collateral. Prior to this arrangement, $6.99 billion was borrowed by American International Group under the Fed Facility between October 1, 2008 and October 8, 2008 and advanced to the Securities Lending Program collateral account to provide liquidity. These amounts were repaid to American International Group in October 2008 using liquidity provided by transactions under the Fed Securities Lending Agreement, and the Participants recorded interest expense for these advances at a rate per annum equal to 2.8216%, which approximated the commercial paper borrowing rate then in effect. Each Participant's share of the total interest expense on the September and October 2008 advances from American International Group was based on participation rates as of September 30, 2008.

     On December 8, 2008, in conjunction with the termination of the Securities Lending Program, certain of the Participants purchased corporate credit and other asset-backed securities at fair values totaling $3.09 billion from the Securities Lending Program's collateral account, which used the proceeds to settle a portion of the outstanding securities lending transactions. These transactions were recorded as purchases of fixed maturity securities by each of the respective purchasing entities.

     On December 12, 2008, American International Group, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed.

     Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") held by the Agent in connection with the Securities Lending Program. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinate to the repayment of the NY Fed loan to ML II. The amount of the initial payment and the deferred contingent portions of the total purchase price, if any are realized, will be allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008. The total purchase price was based on the fair value of the RMBS as of October 31, 2008. The Participants recognized realized capital losses of $2.2 billion related to declines in the fair value of the RMBS for the month of October 2008 prior to the sale of the RMBS to ML II.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     Pursuant to a credit agreement, the NY Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the NY Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. In addition, after ML II has paid this fixed portion of the deferred contingent purchase price plus interest, the Participants will be entitled to receive one-sixth of any net proceeds received by ML II in respect of the RMBS as the remaining deferred contingent purchase price for the RMBS, and the NY Fed will receive five-sixths of any net proceeds received by ML II in respect of the RMBS as contingent interest on the ML II Senior Loan. The NY Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the NY Fed has any interest in the ML II Senior Loan.

     Neither American International Group nor the Participants have any control rights over ML II. The Company has determined that ML II is a variable interest entity (VIE) and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with Statement of Financial Accounting Standards 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159. This interest is reported on the balance sheet in fixed maturity securities, trading.

     The Participants applied the initial consideration from the sales of the RMBS and other collateral assets, along with available cash and $5.1 billion provided by American International Group in the form of capital contributions, to settle outstanding securities lending transactions (including those under the Fed Securities Lending Agreement, which totaled approximately $20.5 billion as of December 12, 2008). As a result, the Securities Lending Program and the Fed Securities Lending Agreement have been terminated.

     At December 31, 2008, the Company recorded a receivable from affiliate for amounts which are due the Company from the Agent, and a short-term invested asset representing undistributed funds held in the Securities Lending Program collateral account.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     As a result of the events and transactions described above, the Company recorded the following amounts in 2008:

($ in thousands)
For the year ended December 31, 2008:
Realized gains (losses) on securities lending invested collateral:
   Net realized gains (losses) on RMBS sold to ML II                                   $ (32,528)
   Net realized gains (losses) on all other asset sales                                  (42,096)
   Realized losses due to other-than-temporary declines in value                        (349,777)
                                                                                       ---------
      Total                                                                            $(424,401)
                                                                                       =========
Net realized gains (losses) related to lent securities with insufficient collateral:
   Deemed sales of lent securities                                                     $ (29,881)
                                                                                       ---------
   Forward purchase commitments                                                          (17,793)
                                                                                       ---------
      Total                                                                            $ (47,674)
                                                                                       =========
Capital contributions funded to the collateral account by American International
   Group:
   Pursuant to the Make-whole Agreement                                                $ 100,418
   American International Group advances from the Fed Facility                           169,116
   Additional contribution                                                                14,900
                                                                                       ---------
      Total                                                                            $ 284,434
                                                                                       =========
Cash funded to the collateral account by the Company                                   $ 185,268
                                                                                       =========
At December 31, 2008:
   Interest in ML II reported in fixed maturity securities, trading                    $  11,685
                                                                                       =========
   Undistributed Securities Lending Program assets, in short term invested assets      $   3,260
                                                                                       =========
   Receivable from affiliated Agent, in due to affiliates                              $   2,850
                                                                                       =========

4.   INVESTMENTS

     The cost or amortized cost and estimated fair value of fixed maturity securities, equity securities and securities lending invested collateral by major category are as follows:

                                             Amortized      Gross        Gross
                                              Cost or    Unrealized   Unrealized
                                               Cost         Gains       Losses     Fair Value
                                            ----------   ----------   ----------   ----------

                                                             (in thousands)
AT DECEMBER 31, 2008:
U.S. government securities and government
   sponsored entities                       $   13,549     $ 2,531    $    (137)   $   15,943
Obligations of states, municipalities
   and political subdivisions                   47,980          97           --        48,077
Corporate debt                               1,518,014      12,597     (117,735)    1,412,876
Mortgage-backed, asset-backed and
   collateralized securities                   561,402       3,990      (92,389)      473,003
Other debt securities                           19,060          --       (8,655)       10,405
                                            ----------     -------    ---------    ----------
   Total fixed maturity securities           2,160,005      19,215     (218,916)    1,960,304
Equity securities                                   --          24           --            24
                                            ----------     -------    ---------    ----------
   Total                                    $2,160,005     $19,239    $(218,916)   $1,960,328
                                            ==========     =======    =========    ==========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

                                             Amortized      Gross        Gross
                                              Cost or    Unrealized   Unrealized
                                               Cost         Gains       Losses     Fair Value
                                            ----------   ----------   ----------   ----------

                                                              (in thousands)
AT DECEMBER 31, 2007:
U.S. government securities and government
   sponsored entities                       $   18,718     $ 1,536    $      --    $   20,254
Non-U.S. governments                            11,521          71           --        11,592
Obligations of states, municipalities
   and political subdivisions                    9,075          --          (38)        9,037
Corporate debt                               2,330,347      34,105      (32,775)    2,331,677
Mortgage-backed, asset-backed and
   collateralized securities                 1,229,076      15,025      (29,202)    1,214,899
Other debt securities                           22,012          --         (761)       21,251
                                            ----------     -------    ---------    ----------
   Total fixed maturity securities           3,620,749      50,737      (62,776)    3,608,710
Equity securities                               20,140          30         (740)       19,430
Securities lending invested collateral       2,168,979          --     (149,890)    2,019,089
                                            ----------     -------    ---------    ----------
   Total                                    $5,809,868     $50,767    $(213,406)   $5,647,229
                                            ==========     =======    =========    ==========

     At December 31, 2008, fixed maturity securities included $78,089,000 of securities not rated investment grade.

     At December 31, 2008, mortgage loans were collateralized by properties located in 20 states, with loans totaling approximately 35% and 10% of the aggregate carrying value of the portfolio secured by properties located in California and Hawaii, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

     At December 31, 2008, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $19,770,000.

     As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

     The Company typically utilizes swap agreements to economically hedge risk associated with interest rates, guaranteed benefits, and foreign currencies.

     At December 31, 2008, $9,499,000 of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     Included in the fixed maturity securities available for sale at December 31, 2008 is a bond carried at fair value of $10,405,000 that was issued by an affiliate.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     The following table presents cost or amortized cost and estimated fair values of the Company's available for sale fixed maturity securities at December 31, 2008, by contractual maturity. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                               Amortized
                                                                 Cost      Fair Value
                                                              ----------   ----------

                                                                   (in thousands)
AT DECEMBER 31, 2008:
Due in one year or less                                       $  261,508   $  258,974
Due after one year through five years                            670,403      635,218
Due after five years through ten years                           487,062      427,017
Due after ten years                                              228,919      207,493
Mortgage-backed, asset-backed and collateralized securities      512,113      431,602
                                                              ----------   ----------
   Total fixed maturity securities available for sale         $2,160,005   $1,960,304
                                                              ==========   ==========

     The following tables summarize the Company's fair value and gross unrealized losses on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2008 and 2007 (dollars in thousands):

                                      Less than 12 Months              12 Months or More                      Total
                                 -----------------------------   -----------------------------   -------------------------------
                                   Fair     Unrealized             Fair     Unrealized              Fair      Unrealized
December 31, 2008                  Value       Loss      Items     Value       Loss      Items      Value        Loss      Items
-----------------                --------   ----------   -----   --------   ----------   -----   ----------   ----------   -----
U.S. government and government
   sponsored entities            $  6,106    $    137       1    $     --     $    --      --    $    6,106    $    137       1
Corporate debt                    738,407      73,947     166     311,734      43,788      57     1,050,141     117,735     223
Mortgage-backed, asset-backed
and collateralized securities     200,965      79,978      55      40,794      12,411      25       241,759      92,389      80
Other debt securities              10,405       8,655       2          --          --      --        10,405       8,655       2
                                 --------    --------     ---    --------     -------     ---    ----------    --------     ---
Total                            $955,883    $162,717     224    $352,528     $56,199      82    $1,308,411    $218,916     306
                                 ========    ========     ===    ========     =======     ===    ==========    ========     ===

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

                                       Less than 12 Months             12 Months or More                      Total
                                  -----------------------------  -----------------------------  ----------------------------------
                                              Unrealized                     Unrealized                     Unrealized
December 31, 2007                 Fair Value     Loss     Items  Fair Value     Loss     Items  Fair Value     Loss        Items
-----------------                 ----------  ----------  -----  ----------  ----------  -----  ----------  ----------  ----------
Obligations of states,
   municipalities and political
   subdivisions                   $       --   $     --     --   $    9,037    $    38      3   $    9,037   $     38         3
Corporate debt                       502,968     16,371     64      746,222     16,404    133    1,249,190     32,775       197
Mortgage-backed, asset-backed
   and collateralized securities     250,207     15,461     50      242,391     13,741     75      492,598     29,202       125
Other debt securities                  1,568         60      1       19,683        701      1       21,251        761         2
Equity securities                     19,400        740      1           --         --     --       19,400        740         1
Securities lending invested
   collateral (a)                  2,019,089    149,890     --           --         --     --    2,019,089    149,890        --
                                  ----------   --------    ---   ----------    -------    ---   ----------   --------       ---
Total                             $2,793,232   $182,522    116   $1,017,333    $30,884    212   $3,810,565   $213,406       328
                                  ==========   ========    ===   ==========    =======    ===   ==========   ========       ===

(a) Represents the Company's allocated portion of American International Group's securities lending pool.

     Investments in partnerships totaled $138,845,000 and $239,271,000 at December 31, 2008 and 2007, respectively, and were comprised of seven partnerships and four partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination /withdrawal provisions.

     As a result of the Company's periodic evaluation of its securities for other-than-temporary impairments in value, the Company recorded other-than-temporary impairment charges of $642,402,000, $51,018,000 and $12,205,000 in 2008, 2007 and 2006, respectively.

     In light of the recent significant disruption in the U.S. residential mortgage and credit markets, the Company has recognized an other-than-temporary impairment charge (severity loss) of $446,877,000 in 2008, primarily related to mortgage-backed, asset-backed and collateralized securities, and securities of financial institutions. Notwithstanding the Company's intent and ability to hold such securities until they have recovered their cost basis (except for securities lending invested collateral comprising $218,517,000 of the severity loss for 2008), and despite structures that indicate that a substantial amount of the securities should continue to perform in accordance with original terms, the Company concluded that it could not reasonably assert that the impairment period would be temporary.

     In addition to the above severity losses, the Company recorded other-than-temporary impairment charges in 2008, 2007 and 2006 related to:

          - securities that the Company does not intend to hold until recovery;

          -    declines due to foreign exchange rates;

          -    issuer-specific credit events;

          - certain structured securities impaired under EITF 99-20 and related interpretive guidance; and

          - other impairments, including equity securities and partnership investments.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     The net realized investment gain (loss) includes the following:

                                                     Years ended December 31,
                                                ---------------------------------
                                                    2008        2007       2006
                                                -----------   --------   --------

                                                          (in thousands)
Fixed maturity securities                       $   (49,556)  $ (1,836)  $ 10,390
Equity securities                                       149        276      2,376
Securities lending invested collateral              (74,624)    (4,276)        --
Other-than-temporary impairments                   (642,402)   (51,018)   (12,205)
Embedded derivatives, net of hedge securities      (804,233)    (5,518)   (13,155)
Other investments                                     8,310     (1,964)    16,522
                                                -----------   --------   --------
Net realized investment gain (loss)             $(1,562,356)  $(64,336)  $  3,928
                                                ===========   ========   ========

     Realized investment gains and losses on sales of fixed maturity securities and equity securities are as follows:

                               Years ended December 31,
                             ----------------------------
                                2008       2007     2006
                             ---------   -------   ------

                                    (in thousands)
FIXED MATURITY SECURITIES:
   Realized gains            $ 205,224   $ 5,238   $17,049
   Realized losses            (261,311)   (7,768)   (6,659)
EQUITY SECURITIES:
   Realized gains            $     289   $   276   $ 2,376
   Realized losses                (140)       --        --

     The sources and related amounts of net investment income are as follows:

                                            Years ended December 31,
                                         ------------------------------
                                           2008       2007       2006
                                         --------   --------   --------

                                                 (in thousands)
Short-term investments                   $ 20,209   $ 13,196   $ 11,334
Fixed maturity securities                 181,877    215,229    257,509
Mortgage loans                             28,924     34,625     41,915
Policy loans                               11,582     12,181     13,288
Equity securities                             938      1,293         --
Partnerships                              (55,683)     7,118      1,155
Securities lending invested collateral        270      2,119      2,592
Other investment income                    (3,411)     1,557      1,062
                                         --------   --------   --------
Total investment income                   184,706    287,318    328,855
Less: investment expenses                  (2,439)    (2,223)    (2,184)
                                         --------   --------   --------
   Net investment income                 $182,267   $285,095   $326,671
                                         ========   ========   ========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") which were held as securities lending invested collateral. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the NY Fed to ML II.

     Neither American International Group nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with FAS 140. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159, because this interest would otherwise meet the criteria of a hybrid instrument and require bifurcation of an embedded derivative. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 5 for further discussion of the Company's fair value methodology and the valuation of ML II.

     See Note 3 for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

5.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, the Company adopted FAS 157 and FAS 159, which specify measurement and disclosure standards related to assets and liabilities measured at fair value. See Note 2 for additional information.

     The most significant effect of adopting FAS 157 on the Company's results of operations for the year ended December 31, 2008 related to changes in fair value methodologies with respect to liabilities already carried at fair value. Specifically, the incorporation of explicit risk margins resulted in a decrease of $527.8 million to pre-tax income, $343.0 million after tax, for the year ended December 31, 2008.

     FAIR VALUE MEASUREMENTS ON A RECURRING BASIS:

     The Company measures fair value on a recurring basis financial instruments in its trading and available for sale securities portfolios, short-term investments, mutual funds, partnerships, securities lending invested collateral, derivative assets and liabilities, separate account assets and embedded derivatives contained in certain variable annuity contracts. The fair value of a financial instrument is the amount that would be received on sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     FAIR VALUE HIERARCHY:

     Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund, partnership investments in hedge funds and derivative contracts.

     Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed maturity securities, partnership investments in leveraged buyouts, real estate/energy and other and embedded derivative contained in certain variable annuity contracts.

     In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

     The following is a description of the valuation methodologies used for instruments carried at fair value.

     INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS:

     Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

     Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     FIXED MATURITY SECURITIES AVAILABLE FOR SALE (INCLUDING FIXED MATURITY SECURITIES WITHIN SECURITIES LENDING INVESTED COLLATERAL): The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

     The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

     FIXED MATURITY SECURITIES, TRADING: The fixed maturity securities, trading portfolio consists of an interest in ML II. At inception, the Company's economic interest in ML II was valued at the transaction prices of $14,900,000. Subsequently, the ML II interest is valued using a discounted cash flow methodology using the estimated future cash flows of the assets to which the ML II interest is entitled and the discount rates applicable to such interest as derived from the fair value of the entire asset pool. The implicit discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

     Valuation Sensitivity - The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

     The benchmark London Interbank Offered Rate ("LIBOR") interest rate curve changes are determined by macroeconomic considerations and financial sector credit spreads. The spreads over the LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of this investment as well as changes in the risk premium that market participants would demand at the time of the transactions.

     Changes in estimated future cash flows would primarily be the result of changes in expectations for collateral defaults, recoveries, and underlying loan prepayments.

     Increases in the discount rate or decreases in estimated future cash flows used in the valuation would decrease the Company's estimate of the fair value of ML II as shown in the table below.

                              Fair Value Change
                              -----------------

                               (in thousands)
Discount Rates
200 basis points                   $(1,301)
400 basis point                     (2,444)
Estimated Future Cash Flows
10% decrease                        (4,706)
20% decrease                        (8,870)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The Company believes that the ranges of discount rates used in this analysis are reasonable based on implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined based on variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. The fair value of the ML II interest is likely to vary, perhaps materially, from the amount estimated.

     MUTUAL FUNDS: Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

     EQUITY SECURITIES AVAILABLE FOR SALE: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale portfolio. Market price data generally is obtained from exchange or dealer markets.

     PARTNERSHIPS: The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value in a fair value measurement.

     DERIVATIVE ASSETS AND LIABILITIES: Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

     OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC, derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

     Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     EMBEDDED DERIVATIVES (included in policyholder account balances - annuities): The fair value of embedded policy derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the adoption of FAS 157, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

     SEPARATE ACCOUNT ASSETS: Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS:

     The following table presents information about assets and liabilities measured at fair value on a recurring basis at December 31, 2008, and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                    Level 1       Level 2      Level 3       Total
                                                  -----------   ----------   ----------   -----------

                                                                     (in thousands)
Assets:
   Fixed maturity securities available for sale   $        --   $1,799,016   $  161,288   $ 1,960,304
   Fixed maturity securities, trading                      --           --       11,685        11,685
   Equity securities available for sale                    24           --           --            24
   Mutual funds                                        16,117           --           --        16,117
   Partnerships                                            --      136,478        2,367       138,845
   Derivative assets                                  156,020      453,384           --       609,404
   Separate account assets                         19,074,317           --           --    19,074,317
                                                  -----------   ----------   ----------   -----------
         Total                                    $19,246,478   $2,388,878   $  175,340   $21,810,696
                                                  ===========   ==========   ==========   ===========
Liabilities:
   Policyholder account balances - annuities      $        --   $       --   $1,907,180   $ 1,907,180
                                                  ===========   ==========   ==========   ===========

     At December 31, 2008, Level 3 assets were 0.7 percent of total assets and Level 3 liabilities were 7.6 percent of total liabilities.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The following table present the changes during the year ended December 31, 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gain (losses) recorded in income during the year ended December 31, 2008 related to the Level 3 assets and liabilities that remained in the consolidated balance sheet at December 31, 2008:

                                                                   Fixed                                 Policyholder
                                                       Fixed      maturity                                  account
                                                     Maturity    securities,                    Total     balances -
                                                    Securities    trading      Partnerships    Assets      annuities
                                                    ----------   -----------   ------------   --------   ------------

                                                                              (in thousands)
Balance, January 1, 2008                             $215,848      $    --        $  411      $216,259   $    52,811
Net realized/unrealized gains (losses) included
   in:
   Net investment income                                3,119       (3,215)          (59)         (155)           --
   Net realized investment loss                       (43,248)          --            --       (43,248)   (1,854,369)
   Accumulated other comprehensive loss               (22,182)          --            --       (22,182)           --
Purchases, sales, issuances and settlements, net      (55,912)      14,900         2,015       (38,997)           --
Net transfers in                                       63,663           --            --        63,663            --
                                                     --------      -------        ------      --------   -----------
Balance, December 31, 2008                           $161,288      $11,685        $2,367      $175,340   $ 1,907,180
                                                     ========      =======        ======      ========   ===========

     Both observable and unobservable inputs may be used to determine the fair values of positions classified in level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

     Changes in the fair value of separate account assets are completely offset in the consolidated statement of operations and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

     FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS:

     The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include goodwill.

     GOODWILL: The Company tests goodwill for impairment whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable, but at least annually. When the Company determines goodwill may be impaired, the Company uses techniques that consider market-based earnings multiples of the unit's peer companies or discounted cash flow techniques based on the price that could be received in a current transaction to sell the asset assuming the asset would be used with other assets as a group (in-use premises).

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     FAIR VALUE OPTION:

     FAS 159 permits a company to choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The Company has elected to account for its economic interest in ML II at fair value under FAS 159. The Company recorded a loss of $3,215,000 in the year ended December 31, 2008 to reflect the change in the fair value of ML II, which was reported as a component of net investment income in the consolidated statement of operations and comprehensive income (loss).

     FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
     VALUE:

     FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts. Information regarding the estimation of fair value for financial instruments not carried at fair value is discussed below.

     CASH AND SHORT-TERM INVESTMENTS: The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

     MORTGAGE AND OTHER LOANS: Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

     SECURITIES LENDING PAYABLE: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     POLICYHOLDER ACCOUNT BALANCES - GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The estimated fair values of the Company's financial instruments compared with their respective carrying values are as follows at December 31:

                                                            2008                      2007
                                                  -----------------------   -----------------------
                                                   Carrying       Fair       Carrying       Fair
                                                     Value        Value        Value        Value
                                                  ----------   ----------   ----------   ----------

                                                                   (in thousands)
ASSETS:
   Cash and short-term investments                $1,572,328   $1,572,328   $  363,912   $  363,912
   Fixed maturity securities available for sale    1,960,304    1,960,304    3,608,710    3,608,710
   Fixed maturity securities, trading                 11,685       11,685           --           --
   Mortgage and other loans                          429,272      443,566      451,603      461,969
   Policy loans                                      151,087      151,087      151,592      151,592
   Mutual funds                                       16,117       16,117       19,797       19,797
   Equity securities available for sale                   24           24       19,430       19,430
   Partnerships                                      138,845      138,845      239,271      239,271
   Securities lending invested collateral                 --           --    2,019,089    2,019,089
   Derivative assets                                 609,404      609,904      150,941      150,941
LIABILITIES:
   Policyholder account balances - annuities      $4,178,609   $4,253,412   $2,676,116   $2,631,813
   Policyholder account balances - guaranteed
      investment contracts                            30,768       30,768       41,044       41,126
   Securities lending payable                             --           --    2,196,793    2,196,793
   Derivative liabilities                                 --           --        2,044        2,044

6.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                              Years Ended December 31,
                                              ------------------------
                                                 2008          2007
                                              ----------    ----------

                                                   (in thousands)
Balance at beginning of year                  $1,430,526    $1,456,680
Acquisition costs deferred                       211,777       247,797
Effect of net unrealized loss on securities       (2,579)        3,533
Amortization charged to income                  (505,521)     (277,484)
                                              ----------    ----------
Balance at end of year                        $1,134,203    $1,430,526
                                              ==========    ==========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.   DEFERRED ACQUISITION COSTS (Continued)

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $678,200,000 of additional amortization of deferred acquisition costs resulting from difficult market conditions and adverse policyholder behavior. In 2007, the Company recorded approximately $67,000,000 of additional amortization of deferred acquisition costs. Approximately $55,600,000 related to changes in actuarial estimates from the conversion to a new system and $11,400,000 related to unlocking future assumptions and experience updates. Further deterioration in equity market conditions or other factors could result in future negative unlocking adjustments.

7.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:


                                                Bonus    Distribution
                                              Payments       Costs        Total
                                              --------   ------------   ---------

                                                        (in thousands)
AT DECEMBER 31, 2008:
Balance at beginning of year                  $219,620     $ 37,467     $ 257,087
Expenses deferred                               44,663        8,999        53,662
Effect of net unrealized loss on securities       (318)          --          (318)
Amortization charged in income                 (84,557)     (18,917)     (103,474)
                                              --------     --------     ---------
Balance at end of year                        $179,408     $ 27,549     $ 206,957
                                              ========     ========     =========


                                                Bonus    Distribution
                                              Payments       Costs        Total
                                              --------   ------------   ---------

                                                        (in thousands)
AT DECEMBER 31, 2007:
Balance at beginning of year                  $216,397     $ 47,216      $263,613
Expenses deferred                               38,530       14,410        52,940
Effect of net unrealized loss on securities        464           --           464
Amortization charged in income                 (35,771)     (24,159)      (59,930)
                                              --------     --------      --------
Balance at end of year                        $219,620     $ 37,467      $257,087
                                              ========     ========      ========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $149,700,000 of additional amortization of sales inducements primarily resulting from difficult market conditions and adverse policyholder behavior. In 2007, the Company recorded approximately $7,000,000 of additional amortization of sales inducements. Approximately $5,400,000 related to changes in actuarial estimates from the conversion to a new system and $1,600,000 related to unlocking future assumptions and experience updates.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS

     Details concerning the Company's guaranteed benefit exposures are as follows:

                                                                                      Highest
                                                                                     Specified
                                                                                    Anniversary
                                                                                      Account
                                                                    Return of Net   Value Minus
                                                                    Deposits Plus   Withdrawals
                                                                      a Minimum         Post
                                                                       Return       Anniversary
                                                                    -------------   -----------

                                                                       (dollars in millions)
AT DECEMBER 31, 2008:
In the event of death (GMDB and EEB):
   Net account value                                                 $7,202            $9,370
   Net amount at risk (a)                                             2,606             4,361
   Average attained age of contract holders                              68                66
   Range of guaranteed minimum return rates                            0%-5%                0%
At annuitization (GMIB):
   Net account value                                                 $1,566
   Net amount at risk (b)                                               123
   Weighted average period remaining until earliest annuitization       1.6 years
   Range of guaranteed minimum return rates                          0%-6.5%
Accumulation at specified date (GMAV):
   Account value                                                     $1,259
   Net amount at risk (c)                                               176
   Weighted average period remaining until guaranteed payment           5.8 years
Annual withdrawals at specified date (GMWB):
   Account value                                                     $5,625
   Net amount at risk (d)                                             2,155
   Weighted average period remaining until guaranteed payment          14.9 years

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

8.   GUARANTEED BENEFITS (Continued)

                                                                                      Highest
                                                                                     Specified
                                                                                    Anniversary
                                                                                      Account
                                                                    Return of Net   Value Minus
                                                                    Deposits Plus   Withdrawals
                                                                      a Minimum         Post
                                                                       Return       Anniversary
                                                                    -------------   -----------

                                                                       (dollars in millions)
AT DECEMBER 31, 2007:
In the event of death (GMDB and EEB):
   Net account value                                                $10,982           $13,428
   Net amount at risk (a)                                               491               495
   Average attained age of contract holders                              68                66
   Range of guaranteed minimum return rates                            0%-5%                0%
At annuitization (GMIB):
   Net account value                                                 $2,689
   Net amount at risk (b)                                                15
   Weighted average period remaining until earliest annuitization       2.7 years
   Range of guaranteed minimum return rates                          0%-6.5%
Accumulation at specified date (GMAV):
   Account value                                                     $2,192
   Net amount at risk (c)                                                 1
   Weighted average period remaining until guaranteed payment           6.7 years
Annual withdrawals at specified date (GMWB):
   Account value                                                     $6,029
   Net amount at risk (d)                                                43
   Weighted average period remaining until guaranteed payment          19.7 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $155,820,000 and $54,495,000 as of December 31, 2008 and 2007, respectively and is payable no sooner than 10 years from the end of the waiting period.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                               Years Ended
                                                               December 31,
                                                           -------------------
                                                              2008      2007
                                                           --------   --------

                                                              (in thousands)
Balance at the beginning of the year, before reinsurance   $115,038   $110,102
   Guaranteed benefits incurred                             388,170     27,822
   Guaranteed benefits paid                                 (74,504)   (22,886)
                                                           --------   --------
Balance at the end of the year, before reinsurance          428,704    115,038
Less reinsurance                                            (44,228)   (39,326)
                                                           --------   --------
Balance at the end of the year, net of reinsurance         $384,476   $ 75,712
                                                           ========   ========

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2008 and 2007:

          - Data used was 50 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          - Mortality was assumed to be 50% Male and 80% Female of the 1994 Variable Annuity MGDB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

     In 2007, the Company recorded a reduction in reserves for guaranteed benefits and guaranteed benefits expense of $15,676,000 due to changes in actuarial estimates from the conversion to a new system, as well as unlocking future assumptions and experience updates. In 2008, the Company recorded an increase in reserves for guaranteed benefits and guaranteed benefits expense of $234,500,000 due to the unlocking of key assumptions.

9.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     Variable policy fees are net of reinsurance premiums of $23,102,000, $26,541,000 and $27,210,000 in 2008, 2007 and 2006, respectively.
     Guaranteed benefits paid were reduced by reinsurance recoveries of $4,902,000, $4,458,000 and $3,291,000 in 2008, 2007 and 2006, respectively.

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are net of reinsurance premiums of $30,454,000, $28,061,000 and $35,182,000 in 2008,
     2007 and 2006, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $29,883,000, $22,337,000 and $27,506,000 in 2008, 2007 and 2006,
     respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  COMMITMENTS AND CONTINGENT LIABILITIES

     As of December 31, 2007, the Company had three agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "Short-Term Securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company received a fee. Additionally, the Company guaranteed the payment of these securities upon redemption. Related to each of these agreements were participation agreements with the Parent, under which the Parent shared in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

     In September and October 2008, the Company purchased all of the $51.2 million in aggregate principal amount of the short-term securities then outstanding pursuant to the Company's obligations under the above-referenced liquidity support agreements. The value of the securities purchased were subsequently written down to their then current estimated market value of $38.4 million. Pursuant to its obligations under the participation agreements described above, Parent honored such obligations through paying the Company its proportionate share of these write-downs amounting to $4,385,000, thereby effectively transferring its interests in the securities purchased to the Company. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. As of December 31, 2008, the Company has not re-marketed any of these short-term securities. As the holder of the short-term securities, the Company recorded $294,000 as interest payments received from these securities in 2008. One of the three outstanding support agreements was terminated on March 31, 2009, in conjunction with the redemption of approximately $13.6 million of short-term securities.

     SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), which seeks to maintain a stable $1.00 net asset value per share. The Fund held an investment in SIV Portfolio, PLC, formerly Cheyne Finance, PLC (the "Notes") during 2008 which had defaulted on interest and principal payments in October 2007. On February 21, 2008, SAAMCo made a commitment to the Fund in the event that the net asset value per share of the Fund decrease below $0.995 because of the decrease in the market value of the Notes, SAAMCo would make capital contributions to the Fund to maintain the $0.995 net asset value. During 2008, SAAMCo made payments of $3,684,000 for such capital contributions. At December 31, 2008, the Fund had a $1.00 net asset value per share and SAAMCo has made no further commitments.

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     At December 31, 2008, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through 2013 and thereafter are as follows:

             (in thousands)
             --------------
2009            $ 3,138
2010              3,108
2011              2,959
2012              2,959
2013              3,073
Thereafter       14,107
                -------
                $29,344
                =======

     Rent expense was $3,196,000, $3,190,000 and $3,122,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2008 and 2007, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                      -------------------------------------
                                                                         2008          2007       2006
                                                                      -----------   ----------   ----------

                                                                                 (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                                                 $   934,751   $  761,664   $  761,259
   Capital contributions by Parent                                        285,576      173,087          405
                                                                      -----------   ----------   ----------
   Ending balances                                                    $ 1,220,327   $  934,751   $  761,664
                                                                      ===========   ==========   ==========
RETAINED EARNINGS:
   Beginning balances                                                 $ 1,122,772   $  992,179   $1,074,953
   Net income                                                          (1,623,976)     130,593      197,226
   Dividends paid to Parent                                                    --           --     (280,000)
                                                                      -----------   ----------   ----------
   Ending balances                                                    $  (501,204)  $1,122,772   $  992,179
                                                                      ===========   ==========   ==========
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Beginning balances                                                 $  (103,761)  $    3,017   $   14,074
   Unrealized depreciation of investments, net of reclassification
      adjustments (a)                                                     (30,881)    (168,796)     (46,059)
   Foreign currency translation adjustment                                 (5,998)         412        2,546
   Effect on deferred acquisition costs and other deferred expenses                      3,997       26,500
   Income tax benefit                                                      13,793       57,609        5,956
                                                                      -----------   ----------   ----------
   Ending balances                                                    $  (126,847)  $ (103,761)  $    3,017
                                                                      ===========   ==========   ==========


(a) Includes reclassification adjustments for realized losses included in net income of $303,114,000, $123,478,000 and $567,000 in 2008, 2007 and 2006,
     respectively.

     Capital contributions in 2008 and 2007 included cash of $284,434,000 and $4,276,000, respectively, of funds deposited by American International Group in the securities lending collateral account to offset pretax realized losses incurred by the Company from the sale of certain securities lending collateral investments. The Company also received non-cash capital contributions of $249,000 and $299,000 in 2008 and 2007, respectively, equal to the certain compensation expense recognized (see Note 13 for discussion of SICO Compensation). Additionally, the Company received capital contributions of investments in partnerships valued at $893,000 in December 2008 and $168,512,000 in April 2007.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity, equity securities and securities lending invested collateral included in accumulated other comprehensive income (loss) are as follows:

                                                December 31,   December 31,
                                                    2008           2007
                                                ------------   ------------

                                                       (in thousands)
Gross unrealized gains                           $  22,295      $  48,710
Gross unrealized losses                           (214,979)      (213,410)
Unrealized gain on foreign currency                 (3,941)         2,057
Adjustment to DAC and other deferred expenses           --          2,897
Deferred income taxes                               69,778         55,985
                                                 ---------      ---------
Accumulated other comprehensive loss             $(126,847)     $(103,761)
                                                 =========      =========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the Company is not able to pay a dividend to the shareholder in the year 2009 without obtaining prior approval.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company had a net loss of $782,331,000 for the year ended December 31, 2008 and net income of $175,403,000 and $147,384,000 for the years ended December 31, 2007 and 2006, respectively. The Company's statutory capital and surplus totaled $1,274,742,000 and $1,154,680,000 at December 31, 2008 and 2007, respectively.

12.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                        Years ended December 31,
                                     -----------------------------
                                        2008       2007      2006
                                     ---------   -------   -------

                                             (in thousands)
Current                              $ 107,243   $22,881   $21,472
Deferred                              (638,099)   (5,869)   34,754
                                     ---------   -------   -------
Total income tax expense (benefit)   $(530,856)  $17,012   $56,226
                                     =========   =======   =======

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     The U.S. federal income tax rate is 35% for 2008, 2007 and 2006. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                     Years ended December 31,
                                                  -------------------------------
                                                     2008       2007      2006
                                                  ---------   --------   -------

                                                           (in thousands)
U.S. federal income tax at statutory rate         $(754,191)  $ 51,662   $ 88,708
   Adjustments:
   Valuation allowance                              267,145         --         --
   State income taxes (net of federal benefit)       (4,447)     8,581      2,064
   Dividends received deduction                     (40,393)   (36,103)   (35,016)
   Tax credits                                      (13,157)    (6,538)    (4,064)
   Adjustment to prior year tax liability (a)        11,645     (2,659)    (2,068)
   Other, net                                         2,542      2,069      6,602
                                                  ---------   --------   --------
   Total income tax expense (benefit)             $(530,856)  $ 17,012   $ 56,226
                                                  =========   ========   ========

(a) In 2008 and 2007, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     At December 31, 2008, SACS had a New Jersey net operating loss carryforward of $70,100,000. This carryforward will expire from 2009 through 2015.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax liability are as follows:

                                                                       December 31,   December 31,
                                                                           2008           2007
                                                                       ------------   ------------

                                                                              (in thousands)
DEFERRED TAX ASSETS:
Investments                                                             $   57,062     $  19,852
Contract holder reserves                                                   624,325       149,675
Guaranty fund assessments                                                      369         3,298
Reserve for guaranteed benefits                                            134,566        26,499
Net operating loss carryforward                                              6,311            --
Capital loss carryforward - Federal                                        162,463            --
State income taxes and net operating loss                                    9,395         8,469
Net unrealized loss on debt and equity securities available for sale        69,778        55,985
Other assets                                                                 3,500         2,681
                                                                        ----------     ---------
   Deferred tax assets                                                   1,067,769       266,459
Valuation allowance                                                       (273,781)       (6,636)
                                                                        ----------     ---------
   Net deferred tax asset                                                  793,988       259,823
DEFERRED TAX LIABILITIES:
Deferred acquisition costs and other deferred expenses                  $ (411,278)    $(526,716)
State income taxes                                                            (683)         (216)
Partnership income/loss                                                     (9,394)       (9,715)
Other liabilities                                                             (144)       (2,577)
                                                                        ----------     ---------
   Total deferred tax liabilities                                         (421,499)     (539,224)
                                                                        ----------     ---------
Net deferred tax asset (liability)                                      $  372,489     $(279,401)
                                                                        ==========     =========

     In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $1,067,769,000 and concluded a $273,781,000 valuation allowance was required to reduce the deferred tax asset at December 31, 2008 to an amount the Company believes is more likely than not to be realized.

     When making its assessment, the Company considered all available evidence, including the impact of being included in American International Group's consolidated federal tax return, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and American International Group entered into transactions with the Federal Reserve Bank of New York ("New York Fed") to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under American International Group's asset disposition plan, the continuing earnings strength of the businesses American International Group intends to retain and American International Group's recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions American International Group is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

     In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by IRS Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

     The Company is currently under audit by the Internal Revenue Service for calendar year 2003. All years prior to 2003 are no longer subject to audit. The Company believes that it has adequate reserves for any liability that could result from the IRS audit.

     As of December 31, 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $9,300,000. There were no unrecognized tax benefits at December 31, 2007. As of December 31, 2008 and 2007, the Company's unrecognized tax benefits included no amounts related to tax positions the disallowance of which would not affect the effective tax rate. Accordingly, as of December 31, 2008, the amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax was $9,300,000. At December 31, 2008, the Company had gross unrecognized tax benefits of $9,300,000 that arose from increases in tax positions for years prior to 2008.

     The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2008, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

     Interest and penalties, if any, related to taxing authority examinations and unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2008 and 2007, the Company had a receivable of $3,967,000 and $3,177,000, respectively, related to interest (net of federal tax). For the years ended December 31, 2008 and 2007, the Company had recognized benefits of $790,000 and $551,000, respectively, of interest (net of federal tax).

13.  RELATED PARTY TRANSACTIONS

     SICO Compensation

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of American International Group, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is American International Group common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts considered to be contributed by SICO. The SICO Plans provide that shares currently owned by SICO are set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout of units under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with American International Group or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of American International Group common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     Compensation expense with respect to the SICO Plans aggregated $249,000, $299,000 and $405,000 in 2008, 2007 and 2006, respectively, and is included in general and administrative expenses in the consolidated statement of operations and comprehensive income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

     Events Related to American International Group

     In September 2008, American International Group experienced a severe strain on its liquidity that resulted in American International Group on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the NY Fed. Pursuant to the credit facility agreement, on March 4, 2009, American International Group issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on American International Group's common stock, treating the Series C Preferred Stock as if converted and
     (ii) vote with American International Group's common stock on all matters submitted to American International Group shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, American International Group entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

     During the fourth quarter of 2008, American International Group and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     On December 12, 2008, American International Group, certain of American International Group's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another American International Group subsidiary (the "American International Group Agent"), entered into an agreement with ML II, a Delaware limited liability company whose sole member is the NY Fed. Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the American International Group Agent, as agent of the life insurance subsidiaries, in connection with American International Group's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $14.9 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from American International Group subsidiaries in exchange for cash collateral, were terminated. For additional information, see Note 3.

     Other Related Party Transactions

     Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit agreement facility (the "facility"), under which the Company and such affiliates committed to make loans to American International Group and received from American International Group an annual facility fee at a specified rate. The facility was most recently amended on September 5, 2008, under which the Company committed to make loans to American International Group in amounts aggregating to not more than $500 million. The Company did not lend any amounts to American International Group under the facility in 2008. The facility was terminated in connection with American International Group's entry into the credit facility with the New York Fed discussed above.

     On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2008 and 2007.

     On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2008 and 2007.

     On September 26, 2001, the Company entered into a short-term financing arrangement with Retirement Services whereby the Company has immediate access of up to $500,000,000. On December 19, 2001, the Company entered into a short-term financing arrangement with Retirement Services whereby Retirement Services has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2008 and 2007.

     On September 26, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby the Company has the right to borrow up to $500,000,000 from SAII. On December 19, 2001, the Company entered into a short-term financing arrangement with SAII, whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2008 and 2007.

     The Company pays commissions, including support fees to defray marketing and training costs, to five affiliated broker-dealers for distributing its annuity products and mutual funds. Commissions paid to these broker-dealers totaled $54,936,000, $66,661,000 and $65,243,000 for the years ended
     December 31, 2008, 2007 and 2006, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 17%, 16% and 18% of deposits in 2008, 2007 and 2006, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 25%, 22% and 25% of sales in 2008, 2007 and 2006, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $2,191,000, $2,315,000 and $1,983,000 in 2008, 2007 and 2006, respectively, and are included in the Company's consolidated statement of operations and comprehensive income (loss).

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $14,231,000, $16,576,000 and $13,122,000 in 2008, 2007 and 2006, respectively, and are net of certain administrative costs incurred by VALIC of $4,066,000, $4,736,000and $3,749,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of operations and comprehensive income (loss).

     The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group will cause the Company to maintain a policyholders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against American International Group.

     The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of American International Group. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

     Pursuant to a Service and Expense Agreement, American International Group provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $208,542,000, $193,431,000 and $170,589,000 for the years ended December 31, 2008, 2007 and 2006, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $101,444,000, $91,084,000 and $81,987,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of operations and comprehensive income (loss).

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $451,000, $506,000 and $462,000 in 2008, 2007 and 2006, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $1,911,000, $2,563,000 and $2,997,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company incurred $2,141,000 and $2,490,000 of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended December 31, 2007 and 2006, respectively. The amount was not material in 2008.

     In July 2007, the Company purchased a partnership from the Parent for cash equal to its fair value of $66,719,000. In August 2008, the Company purchased fixed maturity securities from an affiliate for cash equal to a fair value of $128,726,000.

14.  SUBSEQUENT EVENTS

     Events Related to American International Group

     On March 2, 2009, American International Group and the NY Fed announced their intent to enter into a transaction pursuant to which American International Group will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an American International Group operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). American International Group expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

     American International Group and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which American International Group will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by American International Group. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.  SUBSEQUENT EVENTS (Continued)

     On October 3, 2008, American International Group announced a restructuring plan under which American International Group's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, American International Group has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to American International Group's ability to divest assets at acceptable values. American International Group's restructuring plan has evolved in response to these market conditions. Specifically, American International Group's current plans involve transactions between American International Group and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, American International Group entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, American International Group and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. American International Group also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) American International Group is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of American International Group's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to American International Group, its subsidiaries or any special purpose vehicle established by or for the benefit of American International Group or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

     In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, American International Group management assessed whether American International Group has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, American International Group management's plans to stabilize American International Group's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, American International Group management believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of American International Group management's plans could be materially different, or that one or more of American International Group management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, American International Group may need additional U.S. government support to meet its obligations as they come due. If American International Group is unable to meet its obligations as they come due, management believes this could have a material effect upon the Company and its operations.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Annuity Account Seven are included herein:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of April 30, 2009


     -   Schedule of Portfolio Investments as of April 30, 2009


     -   Statement of Operations for the year ended April 30, 2009


     - Statement of Changes in Net Assets for the years ended April 30, 2009 and 2008, except as indicated


     -   Notes to Financial Statements



The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included herein:

     -   Report of Independent Registered Public Accounting Firm
     -   Consolidated Balance Sheet as of December 31, 2008 and 2007
     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006
     - Consolidated Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006
     -   Notes to Consolidated Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account..................................    1
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    2
      (b)  Form of Selling Agreement.............................................    2
(4)   Variable Annuity Contract
      (a)  Variable Annuity Contract.............................................    2
      (b)  Variable Annuity Certificate..........................................    2
      (c)  Tax Sheltered Annuity (403(b)) Endorsement............................    2
      (d)  Optional Income Benefit Endorsement...................................    5
(5)   (a)  Application for Contract..............................................    2
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation........................    7
      (b)  Article of Amendment to Amended and Restated Articles of
           Incorporation.........................................................    7
      (c)  Amended and Restated Bylaws...........................................    7
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement..............    2
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement..........    2
(9)   (a)  Opinion of Counsel and Consent of Depositor...........................    4
(10)  Consent of Independent Registered Public Accounting Firm...................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Control with SunAmerica Annuity and Life Assurance
           Company, the Depositor of Registrant..................................    6
      (b)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company
           Directors.............................................................    6
      (c)  Support Agreement of American International Group, Inc. ..............    3



--------

1 Incorporated by reference to Initial Registration Statement, File Nos. 333-
  63511 and 811-09003, filed on September 16, 1998, Accession No. 0000950148-98-
  002194.


2 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.





3 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No.
  16, File Nos. 333-63511 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008795.



4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-137862 and 811-09003, filed on December 15, 2006, Accession No. 0000950148-06-000157.

5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-137862 and 811-09003, filed on April 25, 2007, Accession No. 0000950148-07-000088.



6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.



7 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
  9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.



NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director, Chief Executive Officer
Jana W. Greer(1)                 Director and President
Michael J. Akers(2)              Director and Senior Vice President
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
Christopher J. Swift(3)          Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)              Senior Vice President
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Edward T. Texeria(1)             Vice President
Virginia N. Puzon                Assistant Secretary



--------

  (1)  21650 Oxnard Street, Woodland Hills, CA 91367

  (2)  2929 Allen Parkway, Houston, TX 77019

  (3)  70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for American International Group, Inc. can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-09-003734 filed March 2, 2009.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 1, 2009, the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 65, of which 65 were qualified contracts and 0 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


SunAmerica Annuity and Life Assurance Company



Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account


    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    One


    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two


    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four


    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five


    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven


    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine

    First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine

    Anchor Series Trust

    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director
Frank Curran                Controller
Joseph D. Neary             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary



--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 17th day of July, 2009.

                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)


                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY


                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER


                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY

                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                   Chief Executive Officer & Director       July 17, 2009
-----------------------------       (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                  Senior Vice President & Director        July 17, 2009
-----------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                        Senior Vice President,             July 17, 2009
-----------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


*JANA W. GREER                           President & Director              July 17, 2009
-----------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                          Director                    July 17, 2009
-----------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV               Senior Vice President & Controller       July 17, 2009
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact                July 17, 2009
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
(10)            Consent of Independent Registered Public Accounting Firm